  As filed with the Securities and Exchange Commission on April 27, 2001

                                       Securities Act Registration No. 333-95849
                               Investment Company Act Registration No. 811-09805
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  ------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [_]

                         Pre-Effective Amendment No.                         [_]

                                                                             [X]
                      Post-Effective Amendment No. 6

                                     and/or

                        REGISTRATION STATEMENT UNDER THE

                         INVESTMENT COMPANY ACT OF 1940                      [_]

                                                                             [X]
                              Amendment No. 7

                        (Check appropriate box or boxes)

                                  ------------

                           STRATEGIC PARTNERS SERIES


               (Exact name of registrant as specified in charter)

                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077

              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (973) 367-1495

                               George P. Attisano
                              Gateway Center Three
                              100 Mulberry Street
                         Newark, New Jersey 07102-4077
                    (Name and Address of Agent for Service)

                 Approximate date of proposed public offering:
As soon as practicable after the effective date of this Registration Statement.

 It is proposed that this filing will become effective (check appropriate box):

                    [X] immediately upon filing pursuant to paragraph (b)

                    [_] on (date), pursuant to paragraph (b)

                    [_] 60 days after filing pursuant to paragraph (a)(1)

                    [_] on (date) pursuant to paragraph (a)(1)

                    [_] 75 days after filing pursuant to paragraph (a)(2)

                    [_] on (date) pursuant to paragraph (a)(2) of Rule 485.

                      If appropriate, check the following box:

                    [_] this post-effective amendment designates a new
                        effective date for a previously filed post-effective amendment.

                                ----------------

  Title of Securities Being Registered . . . . Shares of beneficial interest, par value $.001 per share.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             Explanatory Note

                               ---------------

  This Post-Effective Amendment to the Registration Statement of Strategic Partners Series (File No. 333-95849) is not intended to amend the prospectus or statement of additional information of Strategic Partners Focused Value Fund, dated February 13, 2001.

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                                       Strategic Partners(SM)          [LOGO]
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                       Strategic Partners Focused Growth Fund
   -----------------------------------------------------------------------------



                                  P R O S P E C T U S
                                  A P R I L  2 7 , 2 0 0 1


                                  F U N D  T Y P E   Stock
                                  O B J E C T I V E  Long-term growth of capital








                                  [GRAPHIC]










                                  As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares, nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

--------------------------------------------------------------------------------
   Table of Contents
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
 1   Risk/Return Summary
 1   Investment Objective and Principal Strategies
 2   Principal Risks
 2   Evaluating Performance
 3   Fees and Expenses

 5   How the Fund Invests
 5   Investment Objective and Policies
 7   Other Investments and Strategies
 10  Investment Risks

 13  How the Fund is Managed
 13  Board of Trustees
 13  Manager
 13  Sub-Manager
 13  Investment Advisers
 14  Portfolio Managers
 14  Distributor

 15  Fund Distributions and Tax Issues
 15  Distributions
 16  Tax Issues
 17  If You Sell or Exchange Your Shares

 19  How to Buy, Sell and Exchange Shares of the Fund
 19  How to Buy Shares
 26  How to Sell Your Shares
 29  How to Exchange Your Shares
 31  Telephone Redemptions or Exchanges
 31  Expedited Redemption Privilege

 32  Financial Highlights
 32  Class A Shares
 33  Class B Shares
 34  Class C Shares
 35  Class Z Shares
     For More Information (Back Cover)

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     STRATEGIC PARTNERS FOCUSED GROWTH FUND           (800) 225-1852
[GRAPHIC]

--------------------------------------------------------------------------------
   Risk/Return Summary
--------------------------------------------------------------------------------

This section highlights key information about the STRATEGIC PARTNERS FOCUSED GROWTH FUND, which we refer to as "the Fund." The Fund is a separate series of STRATEGIC PARTNERS SERIES (the Trust). Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is LONG-TERM GROWTH OF CAPITAL. This means we seek investments whose price will increase over several years. We normally invest at least 65% of total assets in equity-related securities of U.S. companies that we believe have strong capital appreciation potential. The Fund's strategy is to combine the efforts of two investment advisers and to invest in the favorite stock selection ideas of three portfolio managers (two of whom invest as a team). Each investment adviser to the Fund utilizes a growth style to select approximately 20 securities. The portfolio managers build a portfolio with stocks in which they have the highest confidence and may invest more than 5% of the Fund's assets in any one issuer. The Fund may actively and frequently trade its portfolio securities.

   The primary equity-related securities in which the Fund invests are common stocks. Generally, each investment adviser will consider selling or reducing a stock position when, in their opinion, the stock has experienced a fundamental disappointment in earnings; it has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; a relatively more attractive stock emerges; or the stock has experienced adverse price movement.
A stock's price decline does not necessarily mean that an investment adviser will sell the stock at that time. During market declines, either investment adviser may add to positions in favored stocks, which can result in a somewhat more aggressive strategy, with a gradual reduction of the number of companies in which the adviser invests. Conversely, in rising markets, either investment adviser may reduce or eliminate fully valued positions, which can result in a more conservative investment strategy, with a gradual increase in the number of companies represented in the adviser's portfolio segment.
--------------------------------------------------------------------------------
WE'RE GROWTH INVESTORS

In deciding which stocks to buy, each investment adviser uses what is known as a growth investment style. This means that each adviser will invest in stocks it believes could experience superior sales or earnings growth.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Risk/Return Summary
--------------------------------------------------------------------------------

   While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS
Although we try to invest wisely, all investments involve risk. Since the Fund invests primarily in equity-related securities, there is the risk that the price of a particular stock we own could go down, or the value of the equity markets or a sector of them could go down. Stock markets are volatile. The Fund's holdings can vary significantly from broad market indexes, and performance of the Fund can deviate from the performance of such indexes.
   The Fund is NONDIVERSIFIED, meaning we can invest more than 5% of our assets in the securities of any one issuer. Investing in a nondiversified mutual fund, particularly a fund investing in approximately 40 equity-related securities, involves greater risk than investing in a diversified fund because a loss resulting from the decline in the value of one security may represent a greater portion of the total assets of a nondiversified fund.
   The Fund may actively and frequently trade its portfolio securities. High portfolio turnover results in higher transaction costs and can affect the Fund's performance and have adverse tax consequences.
   Like any mutual fund, an investment in the Fund could lose value and you could lose money. For more detailed information about the risks associated with the Fund, see "How the Fund Invests--Investment Risks."
   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

EVALUATING PERFORMANCE

The Fund commenced operations on June 1, 2000. Because the Fund has not been in operation for a full calendar year, no performance history is included in this prospectus.


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     STRATEGIC PARTNERS FOCUSED GROWTH FUND           (800) 225-1852
[GRAPHIC]

--------------------------------------------------------------------------------
   Risk/Return Summary
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FEES AND EXPENSES
These tables show the sales charges, fees and expenses that you may pay if you buy and hold shares of each share class of the Fund--Class A, B, C and Z. Each share class has different sales charges--known as loads-- and expenses, but represents an investment in the same fund. Class Z shares are available only to a limited group of investors. For more information about which share class may be right for you, see "How to Buy, Sell and Exchange Shares of the Fund."

 SHAREHOLDER FEES/1/ (PAID DIRECTLY FROM YOUR INVESTMENT)

                                          CLASS A CLASS B    CLASS C    CLASS Z
  Maximum sales charge (load) imposed on
   purchases (as a percentage of
   offering price)                             5%    None         1%       None

  Maximum deferred sales charge (load)
   (as a percentage of the lower of
   original purchase price or sale
   proceeds)                                 None      5%/2/      1%/3/    None
  Maximum sales charge (load) imposed on
   reinvested dividends and other
   distributions                             None    None       None       None

  Redemption fees                            None    None       None       None
  Exchange fee                               None    None       None       None

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                           CLASS A   CLASS B CLASS C CLASS Z
  Management fees                            .90%       .90%    .90%    .90%
  + Distribution and service (12b-1) fees    .30%/4/   1.00%   1.00%    None
  + Other expenses                           .42%       .42%    .42%    .42%
  = Total annual Fund operating expenses    1.62%      2.32%   2.32%   1.32%
  - Fee waiver                               .05%       None    None    None
  = NET ANNUAL FUND OPERATING EXPENSES      1.57%/4/   2.32%   2.32%   1.32%

1 Your broker may charge you a separate or additional fee for purchases and sales of shares.
2 The contingent deferred sales charge (CDSC) for Class B shares decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares convert to Class A shares approximately seven years after purchase.
3 The CDSC for Class C shares is 1% for shares redeemed within 18 months of purchase.

4 For the fiscal year ending 2-28-02, the Distributor of the Fund has contractually agreed to reduce its distribution and service (12b-1) fees for Class A shares to .25 of 1% of the average daily net assets of the Class A shares.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Risk/Return Summary
--------------------------------------------------------------------------------

EXAMPLE
This example will help you compare the fees and expenses of the Fund's different share classes and the cost of investing in the Fund with the cost of investing in other mutual funds.
  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for the Distributor's reduction of distribution and service (12b-1) fees for Class A shares during the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                  1 YR  3 YRS  5 YRS 10 YRS
  Class A shares  $652 $  981 $1,333 $2,322
  Class B shares  $735 $1,024 $1,340 $2,399
  Class C shares  $433 $  817 $1,328 $2,729
  Class Z shares  $134 $  418 $  723 $1,590

You would pay the following expenses on the same investment if you did not sell your shares:

                  1 YR  3 YRS  5 YRS 10 YRS
  Class A shares  $652 $  981 $1,333 $2,322
  Class B shares  $235 $  724 $1,240 $2,399
  Class C shares  $333 $  817 $1,328 $2,729
  Class Z shares  $134 $  418 $  723 $1,590


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     STRATEGIC PARTNERS FOCUSED GROWTH FUND           (800) 225-1852
[GRAPHIC]

--------------------------------------------------------------------------------
   How the Fund Invests
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES
In pursuing our objective of LONG-TERM GROWTH OF CAPITAL, we normally invest at least 65% of the Fund's total assets in equity-related securities of U.S. companies that we believe have strong capital appreciation potential.
In addition to common stocks in which the Fund primarily invests, equity-related securities include nonconvertible preferred stocks; convertible securities; American Depositary Receipts (ADRs); warrants and rights that can be exercised to obtain stock; investments in various types of business ventures, including partnerships and joint ventures; real estate investment trusts (REITs); and similar securities. Convertible securities are securities-- like bonds, corporate notes and preferred stocks--that we can convert into the company's common stock or some other equity security. REITs invest primarily in real estate or real estate mortgages and distribute almost all of their income--most of which comes from rents, mortgages and gains on sales of property--to shareholders. While REITs themselves do not pay income taxes if they meet certain IRS requirements, the distributions they make to investors are taxable.

   We may buy common stocks of companies of every size--small-, medium- and large-capitalization-- although our investments are mostly in medium- and large-capitalization stocks. The Fund intends to be fully invested, holding less than 5% of its total assets in cash under normal market conditions.

Division of Assets
Strategy. Under normal conditions, there will be an approximately equal division of the Fund's assets between the two investment advisers. All daily cash inflows (that is, purchases and reinvested

--------------------------------------------------------------------------------
OUR GROWTH STYLE
Alliance Capital Management's portfolio manager, Alfred Harrison, utilizes the fundamental analysis and research of Alliance's large internal research staff. In selecting stocks for the Fund, he emphasizes stock selection and investment in a limited number of companies that have strong management, superior industry positions, excellent balance sheets and the ability to demonstrate superior earnings growth.

Jennison Associates' portfolio managers, Spiros Segalas and Kathleen McCarragher, invest in mid-size and large companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity and a strong balance sheet. These companies generally trade at high prices relative to their current earnings.
unit growth, high or improving returns on assets and equity and a strong balance sheet. These companies generally trade at high prices relative to their current earnings.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   How the Fund Invests
--------------------------------------------------------------------------------

distributions) and outflows (that is, redemptions and expense items) will be divided between the two investment advisers as the Manager deems appropriate. There will be a periodic rebalancing of each segment's assets to take account of market fluctuations in order to maintain the approximately equal allocation. As a consequence, the Manager may allocate assets from the portfolio segment that has appreciated more to the other.

Impact of Reallocations. Reallocations may result in additional costs since sales of securities may result in higher portfolio turnover. Also, because each investment adviser selects portfolio securities independently, it is possible that a security held by one portfolio segment may also be held by the other portfolio segment of the Fund or that the two advisers may simultaneously favor the same industry. The Manager will monitor the overall portfolio to ensure that any such overlaps do not create an unintended industry concentration. In addition, if one investment adviser buys a security as the other adviser sells it, the net position of the Fund in the security may be approximately the same as it would have been with a single portfolio and no such sale and purchase, but the Fund will have incurred additional costs. The Manager will consider these costs in determining the allocation of assets. The Manager will consider the timing of reallocation based upon the best interests of the Fund and its shareholders. To maintain the Fund's federal income tax status as a regulated investment company, the Manager also may have to sell securities on a periodic basis and the Fund could realize capital gains that would not have otherwise occurred.

PORTFOLIO TURNOVER

It is not a principal strategy of the Fund to actively and frequently trade its portfolio securities to achieve its investment objective. Nevertheless, we anticipate that the Fund may have an annual portfolio turnover rate of up to 200%. Portfolio turnover is generally the percentage found by dividing the lesser of portfolio purchases and sales by the monthly average value of the portfolio. High portfolio turnover (100% or more) results in higher brokerage commissions and other costs and can affect the Fund's performance. It also can result in a greater amount of distributions as ordinary income rather than long-term capital gains.


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     STRATEGIC PARTNERS FOCUSED GROWTH FUND           (800) 225-1852
[GRAPHIC]

--------------------------------------------------------------------------------
   How the Fund Invests
--------------------------------------------------------------------------------

   For more information, see "Investment Risks" and the Statement of Additional Information, "Description of the Funds, Their Investments and Risks." The Statement of Additional Information--which we refer to as the SAI--contains additional information about the Fund. To obtain a copy, see the back cover page of this prospectus.
   The Fund's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board can change investment policies that are not fundamental.

OTHER INVESTMENTS AND STRATEGIES
In addition to the principal strategies, we may also use the following investment strategies to try to increase the Fund's returns or protect its assets if market conditions warrant.

FOREIGN SECURITIES

We may invest in FOREIGN SECURITIES, including stocks and other equity-related securities, money market instruments and other fixed-income securities of foreign issuers. We do not consider ADRs and other similar receipts or shares traded in U.S. markets to be foreign securities.

MONEY MARKET INSTRUMENTS

The Fund may temporarily hold cash or invest in high-quality foreign or domestic money market instruments pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, subject to the policy of normally investing at least 65% of the Fund's assets in equity-related securities. Money market instruments include the commercial paper of corporations, certificates of deposit, bankers' acceptances and other obligations of domestic and foreign banks, nonconvertible debt securities (corporate and government), short-term obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, repurchase agreements and cash (foreign currencies or U.S. dollars).

REPURCHASE AGREEMENTS
The Fund may use REPURCHASE AGREEMENTS, where a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price at a stated time. This creates a fixed return for the Fund and is, in effect, a loan by the Fund. Repurchase agreements are used for cash management purposes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   How the Fund Invests
--------------------------------------------------------------------------------


TEMPORARY DEFENSIVE INVESTMENTS
In response to adverse market, economic, political or other conditions, we may temporarily invest up to 100% of the Fund's assets in MONEY MARKET INSTRUMENTS. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Fund's assets when the equity markets are unstable.

U.S. GOVERNMENT SECURITIES
The Fund may invest in securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency.

SHORT SALES
The Fund may use SHORT SALES, where it sells a security it does not own, with the expectation of a decline in the market value of that security. To complete the transaction, the Fund will borrow the security to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement. The price at that time may be more or less than the price at which the Fund sold the security. The Fund is required to pay the lender any dividends or interest accrued. To borrow the security, the Fund may pay a premium which would increase the cost of the security sold.

DERIVATIVE STRATEGIES
We may use various derivative strategies to try to improve the Fund's returns. We may use hedging techniques to try to protect the Fund's assets. We cannot guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available, or that the Fund will not lose money. Derivatives--such as futures, options and options on futures--involve costs and can be volatile. With derivatives, an investment adviser tries to predict whether the underlying investment--a security, market index, currency, interest rate or some other benchmark--will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Fund's overall investment objective. The investment adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Fund's underlying holdings.


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     STRATEGIC PARTNERS FOCUSED GROWTH FUND           (800) 225-1852
[GRAPHIC]

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   How the Fund Invests
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Options. The Fund may purchase and sell put and call options on securities indexes traded on U.S. or foreign securities exchanges or in the over-the-counter market. An OPTION is the right to buy or sell securities in exchange for a premium. The Fund will sell only covered options.

Futures Contracts and Related Options. The Fund may purchase and sell stock index futures contracts and related options on stock index futures. The Fund may purchase and sell futures contracts on foreign currencies and related options on foreign currency futures contracts. A FUTURES CONTRACT is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index.

ADDITIONAL STRATEGIES
The Fund also follows certain policies when it BORROWS MONEY (the Fund can borrow up to 33 1/3% of the value of its total assets); LENDS ITS SECURITIES to others for cash management purposes (the Fund can lend up to 33 1/3% of the value of its total assets including collateral received in the transaction); and HOLDS ILLIQUID SECURITIES (the Fund may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Fund is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

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                                                                        9

--------------------------------------------------------------------------------
   How the Fund Invests
--------------------------------------------------------------------------------


INVESTMENT RISKS

All investments involve risk, and investing in the Fund is no exception. Since the Fund's holdings can vary significantly from broad market indexes, performance of the Fund can deviate from performance of the indexes. This chart outlines the key risks and potential rewards of the Fund's principal investments and certain other non-principal investments the Fund may make. The investment types are listed in the order in which they normally will be used by the portfolio managers. See, too, "Description of the Funds, Their Investments and Risks" in the SAI.

 INVESTMENT TYPE
 % OF FUND'S TOTAL       RISKS                  POTENTIAL REWARDS
 ASSETS

 EQUITY-RELATED       . Individual stocks     . Historically,
 SECURITIES             could lose value        stocks have
                                                outperformed
                                                other
                                                investments over
                                                the long term

                      . The equity
 At least 65%           markets could go
                        down, resulting       . Generally,
                        in a decline in         economic growth
                        value of the            means higher
                        Fund's                  corporate
                        investments             profits, which
                                                lead to an
                      . Changes in              increase in
                        economic or             stock prices,
                        political               known as capital
                        conditions, both        appreciation
                        domestic and
                        international,
                        may result in a
                        decline in value
                        of the Fund's
                        investments

--------------------------------------------------------------------------------

 REAL ESTATE          . Performance           . Real estate
 INVESTMENT TRUSTS      depends on the          holdings can
 (REITS)                strength of real        generate good
                        estate market,          returns from
                        REIT management         rents, rising
                        and property            market values,
                        management, which       etc.
                        can be affected
                        by many factors,
                        including
                        national and
                        regional economic
                        conditions

 Up to 25%
                                              . Greater
                                                diversification
                                                of real estate
                                                investments than
                                                direct ownership

                                              . Provides
                                                diversification
                                                in an investment
                                                portfolio
                      . REITs invested
                        primarily in real
                        estate mortgages
                        may be affected
                        by the quality of
                        any credit
                        extended and the
                        timing of payment

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     STRATEGIC PARTNERS FOCUSED GROWTH FUND           (800) 225-1852
[GRAPHIC]

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   How the Fund Invests
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 INVESTMENT TYPE (CONT'D)
 % OF FUND'S TOTAL       RISKS                  POTENTIAL REWARDS
 ASSETS

 FOREIGN              . Foreign markets,
 SECURITIES             economies and         . Investors can
                        political systems       participate in
                        may not be as           the growth of
                        stable as in the        foreign markets
                        U.S.                    and companies
                                                operating in
                                                those markets

 Up to 20%
                      . Currency risk--       . May profit from
                        changing values         changing values
                        of foreign              of foreign
                        currencies can          currencies
                        cause losses
                                              . Opportunities
                      . May be less             for
                        liquid than U.S.        diversification
                        stocks and bonds
                      . Differences in
                        foreign laws,
                        accounting
                        standards, public
                        information,
                        custody and
                        settlement
                        practices provide
                        less reliable
                        information on
                        foreign
                        investments and
                        involve more risk

--------------------------------------------------------------------------------
 DERIVATIVES                                  . The Fund could
                      . The value of            make money and
                        derivatives (such       protect against
                        as futures and          losses if the
                        options) that are       investment
                        used to hedge a         analysis proves
                        portfolio               correct
                        security is
                        determined
                        independently
                        from that
                        security and
                        could result in a
                        loss to the Fund
                        when the price
                        movement of the
                        derivative does
                        not correlate
                        with a change in
                        the value of the
                        portfolio
                        security

 Usually less than
 10%
                                              . One way to
                                                manage the
                                                Fund's
                                                risk/return
                                                balance is by
                                                locking in the
                                                value of an
                                                investment ahead
                                                of time
                      . Derivatives used
                        for risk
                        management may
                        not have the
                        intended effects
                        and may result in
                        losses or missed
                        opportunities
                      . The other party
                        to a deri-vatives
                        contract could
                        default

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                                                                        11

--------------------------------------------------------------------------------
   How the Fund Invests
--------------------------------------------------------------------------------


 INVESTMENT TYPE (CONT'D)
 % OF FUND'S TOTAL       RISKS                  POTENTIAL REWARDS
 ASSETS

 U.S. GOVERNMENT      . Not all are           . May preserve the
 SECURITIES             insured or              Fund's assets
                        guaranteed by the
                        government but
                        only by the
                        issuing agency

                                              . Principal and
 Up to 35%; usu-                                interest may be
 ally less than       . Limits potential        guaranteed by
 10%                    for capital             the U.S.
                        appreciation            government
                      . Interest rate
                        risk--the risk
                        that the value of
                        most debt
                        obligations will
                        fall when
                        interest rates
                        rise; the longer
                        its maturity, the
                        more its value
                        typically falls


--------------------------------------------------------------------------------
 SHORT SALES          . May magnify           . May magnify
                        underlying              underlying
                        investment losses       investment gains

 Up to 25% of net
 assets; usually      . Investment costs
 less than 10%          may exceed
                        potential
                        underlying
                        investment gains

--------------------------------------------------------------------------------
 ILLIQUID             . May be difficult      . May offer a more
 SECURITIES             to value                attractive yield
                        precisely               or potential for
                                                growth than more
                                                widely traded
                                                securities

 Up to 15% of net     . May be difficult
 assets                 to sell at the
                        time or price
                        desired

--------------------------------------------------------------------------------
 MONEY MARKET         . Limits potential      . May preserve the
 INSTRUMENTS            for capital             Fund's assets
                        appreciation

                      . Credit risk--the
                        risk that the
 Up to 35% on a         default of an
 normal basis and       issuer would
 up to 100% on a        leave the Fund
 temporary basis        with unpaid
                        interest or
                        principal
                      . Market risk--the
                        risk that the
                        market value of
                        an investment may
                        move up or down.
                        Market risk may
                        affect an
                        industry, a
                        sector or the
                        market as a whole


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   How the Fund is Managed
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BOARD OF TRUSTEES

The Trust's Board of Trustees oversees the actions of the Manager, Sub-Manager, Investment Advisers and Distributor, and decides on general policies. The Board also oversees the Trust's officers, who conduct and supervise the daily business operations of the Fund.

MANAGER
PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NJ 07102-4077

   Under a management agreement with the Trust, PIFM manages the Fund's investment operations and administers its business affairs. PIFM is paid annual management fees of 0.90% of the Fund's average net assets up to and including $1 billion and 0.85% of average net assets over $1 billion. PIFM has responsibility for all investment advisory services and supervises Prudential Investments and the Fund's investment advisers.

   PIFM and its predecessors have served as manager or administrator to investment companies since 1987. As of March 31, 2001, PIFM served as the manager to 48 mutual funds, and as manager or administrator to 20 closed-end investment companies, with aggregate assets of approximately $96.7 billion.

SUB-MANAGER

PRUDENTIAL INVESTMENT MANAGEMENT, INC. (FORMERLY, THE PRUDENTIAL INVESTMENT CORPORATION), called PRUDENTIAL INVESTMENTS, serves as the Sub-Manager for the portion of the Fund managed by JENNISON ASSOCIATES LLC (JENNISON). Prudential Investments' address is Prudential Plaza, 751 Broad Street, Newark, NJ 07102. Prudential Investments provides services to PIFM as PIFM may request from time to time in the management and administration of the Fund. Prudential Investments has served as an adviser to mutual funds since 1984.

INVESTMENT ADVISERS
ALLIANCE CAPITAL MANAGEMENT, L.P. (ALLIANCE) and JENNISON are the Fund's investment advisers. Alliance's address is 1345 Avenue of the Americas, New York, NY 10105 and Jennison's address is 466 Lexington Avenue, New York, NY 10017.

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   How the Fund is Managed
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   ALLIANCE is a leading international investment adviser, supervising client accounts with assets as of December 31, 2000 totaling more than $454 billion, including investment companies with assets of more than $175 billion. Alliance has served as an investment adviser to mutual funds since 1983.

   JENNISON managed approximately $65 billion in assets as of March 31, 2001. Jennison has served as an investment adviser since 1969 and has advised mutual funds since 1990.

PORTFOLIO MANAGERS

ALFRED HARRISON has been portfolio manager for the portion of the Fund's assets advised by Alliance since the Fund's inception. Mr. Harrison joined Alliance in 1978 and is manager of the firm's Minneapolis office. He is Vice Chairman of Alliance Capital Management Corporation.

   SPIROS "SIG" SEGALAS and KATHLEEN MCCARRAGHER have been co-portfolio managers for the portion of the Fund's assets advised by Jennison since the Fund's inception. Mr. Segalas has been in the investment business for over 41 years and has managed equity portfolios for investment companies since 1990. He was a founding member of Jennison in 1969 and currently serves as Director, President and Chief Investment Officer of Jennison. Ms. McCarragher is a Director and Executive Vice President of Jennison and is also Jennison's Domestic Equity Investment Strategist. She joined Jennison in 1998 after a 17-year investment career, including positions at Weiss, Peck & Greer, L.L.C. (1992 to 1998) as Managing Director and Director of Large Cap Growth Equities and State Street Research & Management Company, where she was a portfolio manager and a member of the Investment Committee.

DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Trust. The Fund has Distribution and Service Plans under Rule 12b-1 of the Investment Company Act. Under the Plans and the Distribution Agreement, PIMS pays the expenses of distributing the Fund's Class A, B, C and Z shares and provides certain shareholder support services. The Fund pays distribution and other fees to PIMS as compensation for its services for each class of shares other than Class Z. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" tables.


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   Fund Distributions and Tax Issues
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Investors who buy shares of the Fund should be aware of some important tax issues. For example, the Fund distributes DIVIDENDS of ordinary income and any realized net CAPITAL GAINS to shareholders. These distributions are subject to taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA) or some other qualified or tax-deferred plan or account. Dividends and distributions from the Fund also may be subject to state and local income taxes.

   Also, if you sell shares of the Fund for a profit, you may have to pay capital gains taxes on the amount of your profit, again unless you hold your shares in a qualified or tax-deferred plan or account.
   The following briefly discusses some of the important federal tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS

The Fund distributes DIVIDENDS of any net investment income to shareholders-- typically once a year. For example, if the Fund owns ACME Corp. stock and the stock pays a dividend, the Fund will pay out a portion of this dividend to its shareholders, assuming the Fund's income is more than its costs and expenses. The dividends you receive from the Fund will be taxed as ordinary income whether or not they are reinvested in the Fund.

   The Fund also distributes realized net CAPITAL GAINS to shareholders-- typically once a year. Capital gains are generated when the Fund sells its assets for a profit. For example, if the Fund bought 100 shares of ACME Corp. stock for a total of $1,000 and more than one year later sold the shares for a total of $1,500, the Fund has net long-term capital gains of $500, which it will pass on to shareholders (assuming the Fund's total gains are greater than any losses it may have). Capital gains are taxed differently depending on how long the Fund holds the security--if a security is held more than one year before it is sold, LONG-TERM capital gains are taxed at the maximum rate of 20%, but if the security is held one year or less, SHORT-TERM capital gains are taxed at ordinary income rates of up to 39.6%. Different rates apply to corporate shareholders.
   For your convenience, Fund distributions of dividends and capital gains are AUTOMATICALLY REINVESTED in the Fund without any sales charge. If you ask us to pay the distributions in cash, we will send you a check if your

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                                                                        15
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   Fund Distributions and Tax Issues
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account is with the Transfer Agent. Otherwise, if your account is with a broker, you will receive a credit to your account. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified or tax-deferred plan or account. For more information about automatic reinvestment and other shareholder services, see "Step 4: Additional Shareholder Services" in the next section.

TAX ISSUES
FORM 1099

Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year. If you own shares of the Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099. However, you will receive a Form 1099 when you take any distributions from your qualified or tax-deferred plan or account.

   Fund distributions are generally taxable to you in the calendar year they are received, except when we declare certain dividends in the fourth quarter and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year. Corporate shareholders are generally eligible for the 70% dividends-received deduction for certain dividends.

WITHHOLDING TAXES
If federal tax law requires you to provide the Fund with your taxpayer identification number and certifications as to your tax status, and you fail to do this, or if you are otherwise subject to backup withholding, we will withhold and pay to the U.S. Treasury 31% of your distributions and sale proceeds. Dividends of net investment income and short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

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   Fund Distributions and Tax Issues
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IF YOU PURCHASE JUST BEFORE RECORD DATE

If you buy shares of the Fund just before the record date (the date that determines who receives the distribution), that distribution will be paid to you. As explained above, the distribution may be subject to income or capital gains taxes. You may think you've done well since you bought shares one day and soon thereafter received a distribution. That is not so because when dividends are paid out, the value of each share of the Fund decreases by the amount of the dividend to reflect the payout, although this may not be apparent because the value of each share of the Fund also will be affected by market changes, if any. The distribution you receive makes up for the decrease in share value. However, the timing of your purchase does mean that part of your investment came back to you as taxable income.

QUALIFIED AND TAX-DEFERRED RETIREMENT PLANS
Retirement plans and accounts allow you to defer paying taxes on investment income and capital gains. Contributions to these plans may also be tax deductible, although distributions from these plans generally are taxable. In the case of Roth IRA accounts, contributions are not tax deductible, but distributions from the plan may be tax-free.

IF YOU SELL OR EXCHANGE YOUR SHARES
If you sell any shares of the Fund for a profit, you have REALIZED A CAPITAL

GAIN, which is subject to tax unless you hold shares in a qualified or tax-deferred plan or account. The amount of tax you pay depends on how long you owned your shares and when you bought them. If you sell shares of the Fund for a loss, you may have a capital loss, which you may use to offset certain capital gains you have.
   If you sell shares and realize a loss, you will not be permitted to use the loss to the extent you replace the shares (including pursuant to the reinvestment of a dividend) within a 61-day period (beginning 30 days before the sale of the shares). If you acquire shares of the Fund and sell
----------------------------------------

               +$ CAPITAL GAIN
                  (taxes owed)
RECEIPTS FROM SALE  OR
$              -$ CAPITAL LOSS
                  (offset against gain)

----------------------------------------
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                                                                        17
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   Fund Distributions and Tax Issues
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your shares within 90 days, you may not be allowed to include certain charges incurred in acquiring the shares for purposes of calculating gain or loss realized upon the sale of the shares.

   Exchanging your shares of the Fund for the shares of another Strategic Partners SM mutual fund is considered a sale for tax purposes. In other words, it's a "taxable event." Therefore, if the shares you exchanged have increased in value since you purchased them, you have capital gains, which are subject to the taxes described above.

   Any gain or loss you may have from selling or exchanging Fund shares will not be reported on Form 1099; however, proceeds from the sale or exchange will be reported on Form 1099-B. Therefore, unless you hold your shares in a qualified or tax-deferred plan or account, you or your financial adviser should keep track of the dates on which you buy and sell--or exchange--Fund shares, as well as the amount of any gain or loss on each transaction. For tax advice, please see your tax adviser.

AUTOMATIC CONVERSION OF CLASS B SHARES

We have obtained a legal opinion that the conversion of Class B shares into Class A shares--which happens automatically approximately seven years after purchase--is not a "taxable event" because it does not involve an actual sale of your Class B shares. This opinion, however, is not binding on the Internal Revenue Service (IRS). For more information about the automatic conversion of Class B shares, see "Class B Shares Convert to Class A Shares After Approximately Seven Years" in the next section.

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   How to Buy, Sell and
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   Exchange Shares of the Fund
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HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT
If you don't have an account with a securities firm that is permitted to buy or sell shares of the Fund for you, call the Fund's Transfer Agent, Prudential Mutual Fund Services LLC (PMFS), at (800) 225-1852, or contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES

P.O. BOX 8179

PHILADELPHIA, PA 19101

   You may purchase shares by check or wire. We do not accept cash or money orders. To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. We have the right to reject any purchase order (including an exchange into the Fund) or suspend or modify the Fund's sale of its shares.

STEP 2: CHOOSE A SHARE CLASS
Individual investors can choose among Class A, Class B, Class C and Class Z shares of the Fund, although Class Z shares are available only to a limited group of investors.
   Multiple share classes let you choose a cost structure that better meets your needs. With Class A shares, you pay the sales charge at the time of purchase, but the operating expenses each year are lower than the expenses of Class B and Class C shares. With Class B shares, you only pay a sales charge if you sell your shares within six years (that is why it is called a Contingent Deferred Sales Charge or CDSC), but the operating expenses each year are higher than Class A share expenses. With Class C shares, you pay a 1% front-end sales charge and a 1% CDSC if you sell within 18 months of purchase, but the operating expenses are also higher than the expenses for Class A shares.
   When choosing a share class, you should consider the following:
  . The amount of your investment

  . The length of time you expect to hold the shares and the impact of varying distribution fees. Over time, the fees will increase the cost of your investment and may cost you more than paying other types of sales charges
  . The different sales charges that apply to each share class--Class A's front-end sales charge vs. Class B's CDSC vs. Class C's low front-end sales charge and low CDSC

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   How to Buy, Sell and
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   Exchange Shares of the Fund
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  . Whether you qualify for any reduction or waiver of sales charges
  . The fact that Class B shares automatically convert to Class A shares approximately seven years after purchase
  . Whether you qualify to purchase Class Z shares.

   See "How to Sell Your Shares" for a description of the impact of CDSCs.

Share Class Comparison. Use this chart to help you compare the Fund's different share classes. The discussion following this chart will tell you whether you are entitled to a reduction or waiver of any sales charges.

                            CLASS A          CLASS B         CLASS C          CLASS Z

  Minimum purchase          $1,000           $1,000          $2,500           None
  amount/1/

  Minimum amount for        $100             $100            $100             None
  subsequent purchases/1/

  Maximum initial           5% of the public None            1% of the public None
  sales charge              offering price                   offering price

  Contingent Deferred       None             If sold during: 1% on sales      None
  Sales Charge                               Year 1   5%     made within
  (CDSC)/2/                                  Year 2   4%     18 months of
                                             Year 3   3%     purchase/2/
                                             Year 4   2%
                                             Years 5/6  1%
                                             Year 7   0%
  Annual distribution       .30 of 1%;       1%              1%               None
  (12b-1) and service fees  (.25 of 1%
  shown as a percentage of  currently)
  average net assets/3/

1 The minimum investment requirements do not apply to certain retirement and employee savings plans and custodial accounts for minors. The minimum initial and subsequent investment for purchases made through the Automatic Investment Plan is $50. For more information, see "Additional Shareholder Services-- Automatic Investment Plan."
2 For more information about the CDSC and how it is calculated, see "How to Sell Your Shares--Contingent Deferred Sales Charge (CDSC)."

3 These distribution and service fees are paid from the Fund's assets on a continuous basis. The service fee for Class A, Class B and Class C shares is .25 of 1%. The distribution fee for Class A shares is limited to .30 of 1% (including the .25 of 1% service fee). Class B and Class C shares pay a distribution fee (in addition to the service fee) of .75 of 1%. For the fiscal year ending 2-28-02, the Distributor of the Fund has contractually agreed to reduce its distribution and service (12b-1) fees for Class A shares to .25 of 1% of the average daily net assets of the Class A shares.

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REDUCING OR WAIVING CLASS A'S INITIAL SALES CHARGE
The following describes the different ways investors can reduce or avoid paying Class A's initial sales charge.

Increase the Amount of Your Investment. You can reduce Class A's sales charge by increasing the amount of your investment. This table shows how the sales charge decreases as the amount of your investment increases.

                         SALES CHARGE AS %  SALES CHARGE AS %      DEALER
  AMOUNT OF PURCHASE     OF OFFERING PRICE OF AMOUNT INVESTED REALLOWANCE
  Less than $25,000                  5.00%              5.26%       4.75%
  $25,000 to $49,999                 4.50%              4.71%       4.25%
  $50,000 to $99,999                 4.00%              4.17%       3.75%
  $100,000 to $249,999               3.25%              3.36%       3.00%
  $250,000 to $499,999               2.50%              2.56%       2.40%
  $500,000 to $999,999               2.00%              2.04%       1.90%
  $1 million and above*               None               None        None

* If you invest $1 million or more, you can buy only Class A shares, unless you qualify to buy Class Z shares.

   To satisfy the purchase amounts above, you can:
  . Invest with an eligible group of related investors

  . Buy Class A shares of two or more Strategic Partners mutual funds at the same time

  . Use your RIGHTS OF ACCUMULATION, which allow you to combine (1) the current value of shares of Strategic Partners mutual funds that you already own, (2) the value of money market shares you have received for shares of those funds in an exchange transaction, and (3) the value of the shares you are purchasing for purposes of determining the applicable sales charge (note: you must notify the Transfer Agent at the time of purchase if you qualify for Rights of Accumulation)

  . Sign a LETTER OF INTENT, stating in writing that you or an eligible group of related investors will purchase a certain amount of shares in the Fund and other Strategic Partners mutual funds within 13 months.

   The Distributor may reallow Class A's sales charge to dealers.

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Benefit Plans. Benefit Plans can avoid Class A's initial sales charge if the
Benefit Plan has existing assets of at least $1 million or 250 eligible employees or participants. For these purposes, a Benefit Plan is a pension, profit-sharing or other employee benefit plan qualified under Section 401 of the Internal Revenue Code, a deferred compensation or annuity plan under Sections 403(b) and 457 of the Internal Revenue Code, a rabbi trust, or a nonqualified deferred compensation plan.

Mutual Fund Programs. Waivers are also available to investors in certain programs sponsored by brokers, investment advisers and financial planners who have agreements with the Fund's Distributor relating to:

  . Mutual fund "wrap" or asset allocation programs where the sponsor places
    Fund trades and charges its clients a management, consulting or other fee for its services, or
  . Mutual fund "supermarket" programs where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.

  Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients more than one class of shares in the Fund in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

Other Types of Investors. Other investors pay no sales charge, including certain officers, employees or agents of the Manager and its affiliates, the investment advisers of the Fund and registered representatives and employees of brokers that have entered into a dealer agreement with the Distributor. To qualify for a reduction or waiver of the sales charge, you must notify the Transfer Agent or your broker at the time of purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Reduction and Waiver of Initial Sales Charge--Class A Shares."

WAIVING CLASS C'S INITIAL SALES CHARGE
Benefit Plans. Benefit Plans (as defined above) may purchase Class C shares without paying an initial sales charge.

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Investment of Redemption Proceeds from Other Investment Companies. The initial sales charge will be waived for purchases of Class C shares if the purchase is made with money from the redemption of shares of any unaffiliated investment company. These purchases must be made within 60 days of the redemption. This waiver is not available to investors who purchase shares directly from the Transfer Agent. If you are entitled to the waiver, you must notify either the Transfer Agent or your broker, who may require any supporting documents they consider appropriate.

QUALIFYING FOR CLASS Z SHARES
Class Z shares of the Fund can be purchased by any of the following:

  . Any Benefit Plan, as defined above, and certain nonqualified plans, provided the Benefit Plan--in combination with other plans sponsored by the same employer or group of related employers--has at least $50 million in defined contribution assets,

  . Current and former Trustees of the Trust, and . The Manager or an investment adviser or one of their respective affiliates, with an investment of $10 million or more.

   In connection with the sale of shares, the Manager, the Distributor or one of their affiliates may pay brokers, financial advisers and other persons a commission of up to 4% of the purchase price for Class B shares, up to 2% of the purchase price for Class C shares and a finder's fee for Class A or Class Z shares from their own resources based on a percentage of the net asset value of shares sold or otherwise.

CLASS B SHARES CONVERT TO CLASS A SHARES AFTER APPROXIMATELY SEVEN YEARS
If you buy Class B shares and hold them for approximately seven years, we will automatically convert them into Class A shares without charge. At that time, we will also convert any Class B shares that you purchased with reinvested dividends and other distributions. Since the 12b-1 fees for Class A shares are lower than for Class B shares, converting to Class A shares lowers your Fund expenses.
   When we do the conversion, you will get fewer Class A shares than the number of converted Class B shares if the price of the Class A shares is higher than the price of Class B shares. The total dollar value will be the

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--------------------------------------------------------------------------------
MUTUAL FUND SHARES
The NAV of mutual fund shares changes every day because the value of a fund's portfolio changes constantly. For example, if Fund XYZ holds ACME Corp. stock in its portfolio and the price of ACME stock goes up while the value of the fund's other holdings remains the same and expenses don't change, the NAV of Fund XYZ will increase.

--------------------------------------------------------------------------------
same, so you will not have lost any money by getting fewer Class A shares. We do the conversions quarterly, not on the anniversary date of your purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Conversion Feature--Class B Shares."

STEP 3: UNDERSTANDING THE PRICE YOU'LL PAY

The price you pay for each share of the Fund is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. For example, if the value of the investments held by Fund XYZ (minus its liabilities) is $1,000 and there are 100 shares of Fund XYZ owned by shareholders, the price of one share of the fund--or the NAV--is $10 ($1,000 divided by 100). Portfolio securities are valued based upon market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Trust's Board. Most national newspapers report the NAVs of most mutual funds, which allows investors to check the price of mutual funds daily.
   We determine the NAV of our shares once each business day at 4:15 p.m. New York time on days that the New York Stock Exchange (NYSE) is open for trading. The NYSE is closed on most national holidays and Good Friday. Because the Fund may invest in foreign securities, its NAV may change on days when you cannot buy or sell shares. We do not determine the NAV on days when we have not received any orders to purchase, sell or exchange Fund shares, or when changes in the value of the Fund's portfolio do not materially affect the NAV.

What Price Will You Pay for Shares of the Fund?
For Class A and Class C shares, you'll pay the public offering price, which is the NAV next determined after we receive your order to purchase, plus

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--------------------------------------------------------------------------------

an initial sales charge (unless you're entitled to a waiver). For Class B and Class Z shares, you will pay the NAV next determined after we receive your order to purchase (remember, there are no up-front sales charges for these share classes). Your broker may charge you a separate or additional fee for purchases of shares.

STEP 4: ADDITIONAL SHAREHOLDER SERVICES
As a Fund shareholder, you can take advantage of the following services and privileges:

Automatic Reinvestment. As we explained in the "Fund Distributions and Tax Issues" section, the Fund pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV without any sales charge. If you want your distributions paid in cash, you can indicate this preference on your application, notify your broker or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: ACCOUNT MAINTENANCE

P.O. BOX 8159

PHILADELPHIA, PA 19101

Automatic Investment Plan. You can make regular purchases of the Fund for as little as $50 by having the funds automatically withdrawn from your bank or brokerage account at specified intervals.

Systematic Withdrawal Plan. A systematic withdrawal plan is available that will provide you with monthly, quarterly, semi-annual or annual redemption checks. Remember, the sale of Class B and Class C shares may be subject to a CDSC.

Reports to Shareholders. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce Fund expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise.

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HOW TO SELL YOUR SHARES
You can sell your shares of the Fund for cash (in the form of a check) at any time, subject to certain restrictions.
   When you sell shares of the Fund--also known as redeeming your shares--the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell. If your broker holds your shares, your broker must receive your order to sell by 4:15 p.m. New York time to process the sale on that day. Otherwise contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: REDEMPTION SERVICES

P.O. BOX 8149

PHILADELPHIA, PA 19101

   Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid delay if you purchase shares by wire, certified check or cashier's check. Your broker may charge you a separate or additional fee for sales of shares.

RESTRICTIONS ON SALES

There are certain times when you may not be able to sell shares of the Fund, or when we may delay paying you the proceeds from a sale. As permitted by the Securities and Exchange Commission, this may happen only during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."

   If you are selling more than $100,000 of shares, you want the redemption proceeds payable or sent to someone or some place that is not in our records or you are a business or a trust and if you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order "signature guaranteed" by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker-dealer or credit union. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares--Signature Guarantee."

--------------------------------------------------------------------------------

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     STRATEGIC PARTNERS FOCUSED GROWTH FUND           (800) 225-1852

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   How to Buy, Sell and
--------------------------------------------------------------------------------
   Exchange Shares of the Fund
--------------------------------------------------------------------------------


CONTINGENT DEFERRED SALES CHARGE (CDSC)
If you sell Class B shares within six years of purchase or Class C shares within 18 months of purchase, you will have to pay a CDSC. To keep the CDSC as low as possible, we will sell amounts representing shares in the following order:
  . Amounts representing shares you purchased with reinvested dividends and distributions
  . Amounts representing the increase in NAV above the total amount of payments for shares made during the past six years for Class B shares and 18 months for Class C shares
  . Amounts representing the cost of shares held beyond the CDSC period (six years for Class B shares and 18 months for Class C shares).

   Since shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you to avoid--or at least minimize--the CDSC.
   Having sold the exempt shares first, if there are any remaining shares that are subject to the CDSC, we will apply the CDSC to amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.
   As we noted before in the "Share Class Comparison" chart, the CDSC for Class B shares is 5% in the first year, 4% in the second, 3% in the third, 2% in the fourth and 1% in the fifth and sixth years. The rate decreases on the first day of the month following the anniversary date of your purchase, not on the anniversary date itself. The CDSC is 1% for Class C shares--which is applied to shares sold within 18 months of purchase. For both Class B and Class C shares, the CDSC is calculated based on the lesser of the original purchase price or the redemption proceeds. For purposes of determining how long you've held your shares, all purchases during the month are grouped together and considered to have been made on the last day of the month.
   The holding period for purposes of determining the applicable CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund.

--------------------------------------------------------------------------------

                                                                        27
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   How to Buy, Sell and
--------------------------------------------------------------------------------
   Exchange Shares of the Fund
--------------------------------------------------------------------------------


WAIVER OF THE CDSC--CLASS B SHARES
The CDSC will be waived if the Class B shares are sold:

  . After a shareholder is deceased or disabled (or, in the case of a trust account, the death or disability of the grantor). This waiver applies to individual shareholders, as well as shares held in joint tenancy, provided the shares were purchased before the death or disability
  . To provide for certain distributions--made without IRS penalty--from a tax-deferred retirement plan, IRA or Section 403(b) custodial account

  . On certain sales effected through a Systematic Withdrawal Plan.

   For more information on the above and other waivers, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Waiver of Contingent Deferred Sales Charge--Class B Shares."

WAIVER OF THE CDSC--CLASS C SHARES
Benefit Plans. The CDSC will be waived on redemptions from Benefit Plans holding shares through a broker for which the broker provides administrative or recordkeeping services.

REDEMPTION IN KIND
If the sales of Fund shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Fund's net assets, we can then give you securities from the Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

SMALL ACCOUNTS

If you make a sale that reduces your account value to less than $500, we may sell the rest of your shares (without charging any CDSC) and close your account. We would do this to minimize the Fund's expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action. This involuntary sale does not apply to shareholders who own their shares as part of a 401(k) plan, an IRA or some other qualified or tax-deferred plan or account.

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   How to Buy, Sell and
--------------------------------------------------------------------------------
   Exchange Shares of the Fund
--------------------------------------------------------------------------------


90-DAY REPURCHASE PRIVILEGE

After you redeem your shares, you have a 90-day period during which you may reinvest any of the redemption proceeds in shares of the same Fund and account without paying an initial sales charge. Also, if you paid a CDSC when you redeemed your shares, we will credit your account with the appropriate number of shares to reflect the amount of the CDSC you paid. In order to take advantage of this one-time privilege, you must notify the Transfer Agent or your broker at the time of the repurchase. See the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."

RETIREMENT PLANS
To sell shares and receive a distribution from a retirement account, call your broker or the Transfer Agent for a distribution request form. There are special distribution and income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer or plan trustee, you must arrange for the distribution request to be signed and sent by the plan administrator or trustee. For additional information, see the SAI.

HOW TO EXCHANGE YOUR SHARES

You can exchange your shares of the Fund for shares of the same class in any other Strategic Partners mutual fund, as well as shares of certain money market funds, if you satisfy the minimum investment requirements. For example, you can exchange Class A shares of the Fund for Class A shares of another series of Strategic Partners Series, but you can't exchange Class A shares for Class B, Class C or Class Z shares. Shares of the Fund also may be exchanged into Strategic Partners shares of Special Money Market Fund, Inc. After an exchange, at redemption, the CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund. We may change the terms of the exchange privilege after giving you 60 days' notice. As of the date of this prospectus, there are two other Strategic Partners mutual funds: Strategic Partners New Era Growth Fund and Strategic Partners Focused Value Fund. In addition, you can exchange into the money market fund, as described above.

--------------------------------------------------------------------------------

   How to Buy, Sell and
--------------------------------------------------------------------------------
   Exchange Shares of the Fund
--------------------------------------------------------------------------------

   If you hold shares through a broker, you must exchange shares through your broker. Otherwise contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: EXCHANGE PROCESSING

P.O. BOX 8157

PHILADELPHIA, PA 19101

   There is no sales charge for exchanges. However, if you exchange--and then sell--Class B shares within approximately six years of your original purchase or Class C shares within 18 months of your original purchase, you must still pay the applicable CDSC. If you have exchanged Class B or Class C shares into a money market fund, the time you hold the shares in the money market fund will not be counted in calculating the required holding periods for CDSC liability.

   Remember, as we explained in the section entitled "Fund Distributions and Tax Issues--If You Sell or Exchange Your Shares," exchanging shares is considered a sale for tax purposes. Therefore, if the shares you exchange are worth more than the amount that you paid for them, you may have to pay capital gains tax. For additional information about exchanging shares, see the SAI, "Shareholder Investment Account--Exchange Privilege."

FREQUENT TRADING

Frequent trading of Fund shares in response to short-term fluctuations in the market--also known as "market timing"--may make it very difficult to manage the Fund's investments. When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Fund's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Fund will have to invest. When, in our opinion, such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Fund by any person, group or commonly controlled account. The decision may be based upon dollar amount, volume or frequency of trading. The Fund will notify a market timer of rejection of an exchange or purchase order. If the Fund allows a market timer to trade Fund shares, it may

--------------------------------------------------------------------------------

                                                      [GRAPHIC]
     STRATEGIC PARTNERS FOCUSED GROWTH FUND           (800) 225-1852

   How to Buy, Sell and
--------------------------------------------------------------------------------
   Exchange Shares of the Fund
--------------------------------------------------------------------------------

require the market timer to enter into a written agreement to follow certain procedures and limitations.

TELEPHONE REDEMPTIONS OR EXCHANGES

You may redeem or exchange your shares in any amount by calling the Fund at
(800) 225-1852. In order to redeem or exchange your shares by telephone, you must call the Fund before 4:15 p.m. New York time to receive a redemption or exchange amount based on that day's NAV.

   The Fund's Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Fund will not be liable if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

   In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail or through your broker.


   The telephone redemption and exchange procedures may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.

EXPEDITED REDEMPTION PRIVILEGE

If you have selected the Expedited Redemption Privilege, you may have your redemption proceeds sent directly to your bank account. Expedited redemption requests may be made by telephone or letter, must be received by the Fund prior to 4:15 p.m., New York time, to receive a redemption amount based on that day's NAV and are subject to the terms and conditions regarding the redemption of shares. For more information, see "Purchase, Redemption and Pricing of Fund Shares--Expedited Redemption Privilege" in the SAI. The Expedited Redemption Privilege may be modified or terminated at any time without notice.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Financial Highlights
--------------------------------------------------------------------------------



The financial highlights below are intended to help you evaluate the financial performance of the Fund since its inception. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Fund, assuming reinvestment of all dividends and other distributions. The information is for each share class for the periods indicated.

   A copy of the Fund's annual report is available upon request, at no charge, as described on the back cover of this prospectus.



CLASS A SHARES

The financial highlights for the period ended February 28, 2001 were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.

  CLASS A SHARES
                                                    JUNE 2, 2000/1/
                                                        THROUGH
  PER SHARE OPERATING PERFORMANCE                  FEBRUARY 28, 2001
  NET ASSET VALUE, BEGINNING OF PERIOD                        $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                         (0.06)
  Net realized and unrealized loss on investments             (2.64)
  TOTAL FROM INVESTMENT OPERATIONS                            (2.70)
--------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                               $7.30
  TOTAL RETURN/2/                                           (27.00)%
  RATIOS/SUPPLEMENTAL DATA
  NET ASSETS, END OF PERIOD (000)                            $43,200
  Average net assets (000)                                   $59,259
  RATIOS TO AVERAGE NET ASSETS/3/:
  Expenses, including distribution and
  service (12b-1) fees                                         1.57%
  Expenses, excluding distribution and
  service (12b-1) fees                                         1.32%
  Net investment loss                                        (0.80)%
  Portfolio turnover/4/                                         116%

--------------------------------------------------------------------------------

1 Commencement of investment operations.

2 Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total return does not consider the effects of sales loads. Total returns for periods of less than one full year are not annualized.



3 Annualized.



4 Not annualized.

--------------------------------------------------------------------------------

                                                      [GRAPHIC]
     STRATEGIC PARTNERS FOCUSED GROWTH FUND           (800) 225-1852

--------------------------------------------------------------------------------
   Financial Highlights
--------------------------------------------------------------------------------

CLASS B SHARES

The financial highlights for the period ended February 28, 2001 were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.


  CLASS B SHARES
                                                    JUNE 2, 2000/1/
                                                        THROUGH
  PER SHARE OPERATING PERFORMANCE                  FEBRUARY 28, 2001
  NET ASSET VALUE, BEGINNING OF PERIOD                        $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                         (0.10)
  Net realized and unrealized loss on investments             (2.64)
  TOTAL FROM INVESTMENT OPERATIONS                            (2.74)
--------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                              $ 7.26
  TOTAL RETURN/2/                                           (27.40)%
  RATIOS/SUPPLEMENTAL DATA
  NET ASSETS, END OF PERIOD (000)                           $137,671
  Average net assets (000)                                  $164,779
  RATIOS TO AVERAGE NET ASSETS:/3/
  Expenses, including distribution and
  service (12b-1) fees                                         2.32%
  Expenses, excluding distribution and
  service (12b-1) fees                                         1.32%
  Net investment loss                                        (1.56)%
  Portfolio turnover/4/                                         116%

--------------------------------------------------------------------------------

1 Commencement of investment operations.

2 Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total return does not consider the effects of sales loads. Total returns for periods of less than one full year are not annualized.



3 Annualized.



4 Not annualized.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Financial Highlights
--------------------------------------------------------------------------------

CLASS C SHARES

The financial highlights for the period ended February 28, 2001 were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.


  CLASS C SHARES
                                                    JUNE 2, 2000/1/
                                                        THROUGH
  PER SHARE OPERATING PERFORMANCE                  FEBRUARY 28, 2001
  NET ASSET VALUE, BEGINNING OF PERIOD                        $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                         (0.10)
  Net realized and unrealized loss on investments             (2.64)
  TOTAL FROM INVESTMENT OPERATIONS                            (2.74)
--------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                               $7.26
  TOTAL RETURN/2/                                           (27.40)%
  RATIOS/SUPPLEMENTAL DATA
  NET ASSETS, END OF PERIOD (000)                           $ 96,437
  Average net assets (000)                                  $121,487
  RATIOS TO AVERAGE NET ASSETS/3/:
  Expenses, including distribution and
  service (12b-1) fees                                         2.32%
  Expenses, excluding distribution and
  service (12b-1) fees                                         1.32%
  Net investment loss                                        (1.56)%
  Portfolio turnover/4/                                         116%

--------------------------------------------------------------------------------

1 Commencement of investment operations.

2 Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total return does not consider the effects of sales loads. Total returns for periods of less than one full year are not annualized.



3 Annualized.



4 Not annualized.


--------------------------------------------------------------------------------

     STRATEGIC PARTNERS FOCUSED GROWTH FUND           (800) 225-1852
[GRAPHIC]

--------------------------------------------------------------------------------
   Financial Highlights
--------------------------------------------------------------------------------

CLASS Z SHARES

The financial highlights for the period ended February 28, 2001 were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.


  CLASS Z SHARES
                                                    JUNE 2, 2000/1/
                                                        THROUGH
  PER SHARE OPERATING PERFORMANCE                  FEBRUARY 28, 2001
  NET ASSET VALUE, BEGINNING OF PERIOD                        $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                         (0.04)
  Net realized and unrealized loss on investments             (2.65)
  TOTAL FROM INVESTMENT OPERATIONS                            (2.69)
--------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                               $7.31
  TOTAL RETURN/2/                                           (26.90)%
  RATIOS/SUPPLEMENTAL DATA
  NET ASSETS, END OF PERIOD (000)                           $ 15,574
  Average net assets (000)                                  $ 22,544
  RATIOS TO AVERAGE NET ASSETS:/3/
  Expenses, including distribution and
  service (12b-1) fees                                         1.32%
  Expenses, excluding distribution and
  service (12b-1) fees                                         1.32%
  Net investment loss                                        (0.55)%
  Portfolio turnover/4/                                         116%

--------------------------------------------------------------------------------

1 Commencement of investment operations.

2 Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total return does not consider the effects of sales loads. Total returns for periods of less than one full year are not annualized.



3 Annualized.



4 Not annualized.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                   Notes
                                    -------
                                    -------




--------------------------------------------------------------------------------

     STRATEGIC PARTNERS FOCUSED GROWTH FUND           (800) 225-1852
[GRAPHIC]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                   Notes
                                    -------
                                    -------



--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Please read this prospectus before you
invest in the Fund and keep it for future
reference. For information or shareholder           You can also obtain copies of Fund
questions contact                                   documents from the Securities and
Prudential Mutual Fund Services LLC                 Exchange Commission as follows
P.O. Box 8098
Philadelphia, PA 19101                              BY MAIL
(800) 225-1852                                      Securities and Exchange Commission
(732) 482-7555 (Calling from outside the U.S.)      Public Reference Section
                                                    Washington, DC 20549-0102
Outside Brokers should contact
Prudential Investment Management                    BY ELECTRONIC REQUEST
Services LLC                                        publicinfo@sec.gov
P.O. Box 8310                                        (The SEC charges a fee to copy
Philadelphia, PA 19101                               documents.)
(800) 778-8769
                                                    IN PERSON
                                                    Public Reference Room in Washington, DC
                                                    (For hours of operation, call
                                                       1-202-942-8090)
Additional information about the Fund can
be obtained without charge and can be               VIA THE INTERNET
found in the following documents                    on the EDGAR Database at
Statement of Additional Information (SAI)           http://www.sec.gov
(incorporated by reference into this
prospectus)                                         Visit Strategic Partners' website at
                                                    http://www.strategicpartners.com

                                                    CUSIP Numbers                 NASDAQ Symbols
Annual Report
(contains a discussion of the market                Class A Shares--86276R 10 6   SPFAX
conditions and investment strategies
that significantly affected the Fund's              Class B Shares--86276R 20 5   SPFBX
performance during the last fiscal year)
                                                    Class C Shares--86276R 30 4   SPFCX
Semiannual report
                                                    Class Z Shares--86276R 40 3   SPFZX


                                                    Investment Company Act File No. 811-09805

[LOGO]


MFSP500A SPFGPRO                                        [LOGO] Printed on Recycled Paper


  ------------------------------------------------------------------------------

                                      Strategic Partners(SM)
--------------------------------------------------------------    [LOGO]

          Strategic Partners New Era Growth Fund

  ------------------------------------------------------------------------------




                                P R O S P E C T U S
                                A P R I L  2 7 , 2 0 0 1


                                F U N D  T Y P E   Stock
                                O B J E C T I V E  Long-term growth of capital







                                   [GRAPHIC]










                                As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

--------------------------------------------------------------------------------
   Table of Contents
--------------------------------------------------------------------------------


 1   Risk/Return Summary
 1   Investment Objective and Principal Strategies
 2   Principal Risks
 3   Evaluating Performance
 4   Fees and Expenses

 6   How the Fund Invests
 6   Investment Objective and Policies
 8   Other Investments and Strategies
 11  Investment Risks

 14  How the Fund is Managed
 14  Board of Trustees
 14  Manager
 14  Investment Advisers
 15  Portfolio Managers
 15  Distributor

 16  Fund Distributions and Tax Issues
 16  Distributions
 17  Tax Issues
 18  If You Sell or Exchange Your Shares

 20  How to Buy, Sell and Exchange Shares of the Fund
 20  How to Buy Shares
 27  How to Sell Your Shares
 30  How to Exchange Your Shares
 32  Telephone Redemptions or Exchanges
 32  Expedited Redemption Privilege
 33  Financial Highlights
 33  Class A Shares
 34  Class B Shares
 35  Class C Shares
 36  Class Z Shares
     For More Information (Back Cover)

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     STRATEGIC PARTNERS NEW ERA GROWTH FUND           (800) 225-1852
[GRAPHIC]

--------------------------------------------------------------------------------
   Risk/Return Summary
--------------------------------------------------------------------------------

This section highlights key information about the STRATEGIC PARTNERS NEW ERA GROWTH FUND, which we refer to as "the Fund." The Fund is a separate series of STRATEGIC PARTNERS SERIES (the Trust). Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is LONG-TERM GROWTH OF CAPITAL. This means we seek investments whose price will increase over several years. We normally invest at least 65% of total assets in equity-related securities of emerging U.S. companies that we believe have strong capital appreciation potential. Emerging companies may be of any size. These companies are expected to have products, technologies, management, markets and opportunities that will help achieve an earnings growth over time that is well above the growth rate of the overall U.S. economy. The Fund's strategy is to combine the efforts of two investment advisers and to invest in the favorite stock selection ideas of three portfolio managers (two of whom invest as a team). The portfolio managers build a portfolio with stocks in which they have the highest confidence and may invest more than 5% of the Fund's assets in any one issuer. The Fund may actively and frequently trade its portfolio securities.

   The equity-related securities in which the Fund primarily invests are common stocks listed on a securities exchange or traded in the over-the-counter markets. Although the Fund's focus is on the U.S. equity market, we also have the ability to buy stocks of foreign companies. Generally, each investment adviser will consider selling or reducing a stock position when, in their opinion, the stock has experienced a fundamental disappointment in earnings; it has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; a relatively more attractive stock emerges; or
the stock has experienced adverse price movement. A stock's price decline does not necessarily mean that an investment adviser will sell the stock at that time. During market declines, either investment adviser may add to positions in favored stocks, which can
--------------------------------------------------------------------------------
WE'RE GROWTH INVESTORS

In deciding which stocks to buy, each investment adviser uses what is known as a growth investment style. This means that each adviser will invest in stocks it believes could experience superior sales or earnings growth.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Risk/Return Summary
--------------------------------------------------------------------------------

result in a somewhat more aggressive strategy, with a gradual reduction of the number of companies in which the adviser invests. Conversely, in rising markets, either investment adviser may reduce or eliminate fully valued positions, which can result in a more conservative investment strategy, with a gradual increase in the number of companies represented in the adviser's portfolio segment.
   While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS
Although we try to invest wisely, all investments involve risk. Since the Fund invests primarily in equity-related securities, there is the risk that the price of a particular stock we own could go down, or the value of the equity markets or a sector of them could go down. Stock markets are volatile. Generally, the stock prices of small and medium-sized companies vary more than the prices of large company stocks and may present above-average risks. The Fund's holdings can vary significantly from broad market indexes, and performance of the Fund can deviate from the performance of such indexes.
   Since our objective is long-term growth of capital, the companies we invest in generally reinvest their earnings rather than distribute them to shareholders. As a result, the Fund is not likely to receive significant dividend income on its portfolio securities.
   Since the Fund may invest in foreign securities, there are additional risks. Foreign markets often are more volatile than U.S. markets and generally are not subject to regulatory requirements comparable to those of U.S. issuers. Changes in currency exchange rates can reduce or increase market performance.
   The Fund is NONDIVERSIFIED, meaning we can invest more than 5% of our assets in the securities of any one issuer. Investing in a nondiversified mutual fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in the value of one security may represent a greater portion of the total assets of a nondiversified fund.
   The Fund may actively and frequently trade its portfolio securities. This may occur due to active portfolio management by the Fund's investment advisers or as a result of reallocations between the investment advisers.


--------------------------------------------------------------------------------

     STRATEGIC PARTNERS NEW ERA GROWTH FUND           (800) 225-1852
[GRAPHIC]

--------------------------------------------------------------------------------
   Risk/Return Summary
--------------------------------------------------------------------------------

High portfolio turnover results in higher transaction costs and can affect the Fund's performance and have adverse tax consequences.
   Like any mutual fund, an investment in the Fund could lose value and you could lose money. For more detailed information about the risks associated with the Fund, see "How the Fund Invests--Investment Risks."
   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

EVALUATING PERFORMANCE

The Fund commenced operations on November 22, 2000. Because the Fund has not been in operation for a full calendar year, no performance history is included in this prospectus.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Risk/Return Summary
--------------------------------------------------------------------------------

FEES AND EXPENSES
These tables show the sales charges, fees and expenses that you may pay if you buy and hold shares of each share class of the Fund--Class A, B, C and Z. Each share class has different sales charges--known as loads-- and expenses, but represents an investment in the same fund. Class Z shares are available only to a limited group of investors. For more information about which share class may be right for you, see "How to Buy, Sell and Exchange Shares of the Fund."

 SHAREHOLDER FEES/1/ (PAID DIRECTLY FROM YOUR INVESTMENT)

                                          CLASS A CLASS B    CLASS C    CLASS Z
  Maximum sales charge (load) imposed on
   purchases (as a percentage of
   offering price)                             5%    None         1%       None

  Maximum deferred sales charge (load)
   (as a percentage of the lower of
   original purchase price or sale
   proceeds)                                 None      5%/2/      1%/3/    None
  Maximum sales charge (load) imposed on
   reinvested dividends and other
   distributions                             None    None       None       None

  Redemption fees                            None    None       None       None
  Exchange fee                               None    None       None       None

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                           CLASS A  CLASS B CLASS C CLASS Z
  Management fees                           .90%       .90%    .90%    .90%
  + Distribution and service (12b-1) fees   .30%/4/   1.00%   1.00%    None
  + Other expenses                          .49%       .49%    .49%    .49%
  = Total annual Fund operating expenses   1.69%      2.39%   2.39%   1.39%
  - Fee waiver                              .05%       None    None    None
  = NET ANNUAL FUND OPERATING EXPENSES     1.64%/4/   2.39%   2.39%   1.39%

1 Your broker may charge you a separate or additional fee for purchases and sales of shares.
2 The contingent deferred sales charge (CDSC) for Class B shares decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares convert to Class A shares approximately seven years after purchase.
3 The CDSC for Class C shares is 1% for shares redeemed within 18 months of purchase.

4 For the fiscal year ending 2-28-02, the Distributor of the Fund has contractually agreed to reduce its distribution and service (12b-1) fees for Class A shares to .25 of 1% of the average daily net assets of the Class A shares.

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   Risk/Return Summary
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EXAMPLE
This example will help you compare the fees and expenses of the Fund's different share classes and the cost of investing in the Fund with the cost of investing in other mutual funds.
  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for the Distributor's reduction of distribution and service (12b-1) fees for Class A shares during the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                  1 YR  3 YRS
  Class A shares  $658 $1,001
  Class B shares  $742 $1,045
  Class C shares  $440 $  838
  Class Z shares  $142 $  440

You would pay the following expenses on the same investment if you did not sell your shares:

                  1 YR  3 YRS
  Class A shares  $658 $1,001
  Class B shares  $242 $  745
  Class C shares  $340 $  838
  Class Z shares  $142 $  440

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                                                                        5
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   How the Fund Invests
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INVESTMENT OBJECTIVE AND POLICIES
In pursuing our objective of LONG-TERM GROWTH OF CAPITAL, we normally invest at least 65% of the Fund's total assets in equity-related securities of emerging U.S. companies that we believe have strong capital appreciation potential.

EQUITY-RELATED SECURITIES
In addition to common stocks in which the Fund primarily invests, equity-related securities include nonconvertible preferred stocks; convertible securities; American Depositary Receipts (ADRs); warrants and rights that can be exercised to obtain stock; investments in various types of business ventures, including partnerships and joint ventures; and similar securities. Convertible securities are securities--like bonds, corporate notes and preferred stocks--that we can convert into the company's common stock or some other equity security.

COMMON STOCK
We may buy common stocks of companies of every size--small-, medium- and large-capitalization. The Fund intends to be fully invested, holding less than 5% of its total assets in cash under normal market conditions.
   The Fund may participate in the initial public offering (IPO) market. IPO investments may increase the Fund's total returns. As the Fund's assets grow, the impact of IPO investments will decline, which may reduce the Fund's total returns.

FOREIGN SECURITIES

We may invest in FOREIGN SECURITIES, including stocks and other equity-related securities, money market instruments and other fixed-income securities of foreign issuers. We do not consider ADRs and other similar receipts or shares traded in U.S. markets to be foreign securities.

--------------------------------------------------------------------------------
OUR GROWTH STYLE

Massachusetts Financial Services Company's portfolio managers, John Ballen and Dale Dutile, use a "bottom-up" approach to look for companies of any size that they believe are either early in their life cycle, but which have the potential to become major enterprises, or are major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.
Jennison Associates LLC's portfolio manager, Susan Hirsch, looks primarily for small and medium-sized companies that have growth in sales and earnings driven by products or services. These companies usually have a unique market niche, a strong new product profile or superior management. She analyzes companies using both fundamental and quantitative techniques.

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   How the Fund Invests
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DIVISION OF ASSETS
Strategy. Under normal conditions, there will be an approximately equal division of the Fund's assets between the two investment advisers. All daily cash inflows (that is, purchases and reinvested distributions) and outflows (that is, redemptions and expense items) will be divided between the two investment advisers as the Manager deems appropriate. There will be a periodic rebalancing of each segment's assets to take account of market fluctuations in order to maintain the approximately equal allocation. As a consequence, the Manager may allocate assets from the portfolio segment that has appreciated more to the other.

Impact of Reallocations. Reallocations may result in additional costs since sales of securities may result in higher portfolio turnover. Also, because each investment adviser selects portfolio securities independently, it is possible that a security held by one portfolio segment may also be held by the other portfolio segment of the Fund or that the two advisers may simultaneously favor the same industry. The Manager will monitor the overall portfolio to ensure that any such overlaps do not create an unintended industry concentration. In addition, if one investment adviser buys a security as the other adviser sells it, the net position of the Fund in the security may be approximately the same as it would have been with a single portfolio and no such sale and purchase had occurred, but the Fund will have incurred additional costs. The Manager will consider these costs in determining the allocation of assets. The Manager will consider the timing of reallocation based upon the best interests of the Fund and its shareholders. To maintain the Fund's federal income tax status as a regulated investment company, the Manager also may have to sell securities on a periodic basis and the Fund could realize capital gains that would not have otherwise occurred.

PORTFOLIO TURNOVER

It is not a principal strategy of the Fund to actively and frequently trade its portfolio securities to achieve its investment objective. Nevertheless, we anticipate that the Fund may have an annual portfolio turnover rate of up to 200%. Portfolio turnover is generally the percentage found by dividing the lesser of portfolio purchases and sales by the monthly average value of the portfolio. High portfolio turnover (100% or more) results in higher brokerage commissions and other costs and can affect the Fund's

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                                                                        7

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   How the Fund Invests
--------------------------------------------------------------------------------

performance. It also can result in a greater amount of distributions as ordinary income rather than long-term capital gains.

   For more information, see "Investment Risks" and the Statement of Additional Information, "Description of the Funds, Their Investments and Risks." The Statement of Additional Information--which we refer to as the SAI--contains additional information about the Fund. To obtain a copy, see the back cover page of this prospectus.
   The Fund's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board can change investment policies that are not fundamental.

OTHER INVESTMENTS AND STRATEGIES
In addition to the principal strategies, we may also use the following investment strategies to try to increase the Fund's returns or protect its assets if market conditions warrant.

REAL ESTATE INVESTMENT TRUSTS

Real estate investment trusts, known as REITs, are like corporations, except that they do not pay income taxes if they meet certain IRS requirements. However, while REITs themselves do not pay income taxes, the distributions they make to investors are taxable. REITs invest primarily in real estate or real estate mortgages and distribute almost all of their income--most of which comes from rents, mortgages and gains on sales of property--to shareholders.

MONEY MARKET INSTRUMENTS

The Fund may temporarily hold cash or invest in high-quality foreign or domestic money market instruments pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, subject to the policy of normally investing at least 65% of the Fund's assets in equity-related securities. Money market instruments include the commercial paper of corporations, certificates of deposit, bankers' acceptances and other obligations of domestic and foreign banks, nonconvertible debt securities (corporate and government), short-term obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, repurchase agreements and cash (foreign currencies or U.S. dollars).


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   How the Fund Invests
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REPURCHASE AGREEMENTS
The Fund may use REPURCHASE AGREEMENTS, where a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price at a stated time. This creates a fixed return for the Fund and is, in effect, a loan by the Fund. Repurchase agreements are used for cash management purposes.

TEMPORARY DEFENSIVE INVESTMENTS
In response to adverse market, economic, political or other conditions, we may temporarily invest up to 100% of the Fund's assets in MONEY MARKET INSTRUMENTS. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Fund's assets when the equity markets are unstable.

U.S. GOVERNMENT SECURITIES
The Fund may invest in securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency.

SHORT SALES
The Fund may make SHORT SALES of a security. This means that the Fund may sell a security that it does not own when we think the value of the security will decline. The Fund generally borrows the security to deliver to the buyer in a short sale. The Fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The Fund must pay the lender interest on the security it borrows, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. The Fund also may make SHORT SALES "AGAINST THE BOX." In a short sale against the box, at the time of sale, the Fund owns or has the right to acquire the identical security at no additional cost. When selling short against the box, the Fund gives up the opportunity for capital appreciation in the security.

DERIVATIVE STRATEGIES
We may use various derivative strategies to try to improve the Fund's returns. We may use hedging techniques to try to protect the Fund's assets.

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                                                                        9
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   How the Fund Invests
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We cannot guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available, or that the Fund will not lose money. Derivatives--such as futures, options and options on futures--involve costs and can be volatile. With derivatives, an investment adviser tries to predict whether the underlying investment--a security, market index, currency, interest rate or some other benchmark--will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Fund's overall investment objective. The investment adviser will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Fund's underlying holdings.

Options. The Fund may purchase and sell put and call options on securities indexes traded on U.S. or foreign securities exchanges or in the over-the-counter market. An OPTION is the right to buy or sell securities in exchange for a premium. The Fund will sell only covered options.

Futures Contracts and Related Options. The Fund may purchase and sell stock index futures contracts and related options on stock index futures. The Fund may purchase and sell futures contracts on foreign currencies and related options on foreign currency futures contracts. A FUTURES CONTRACT is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make or receive a cash payment based on the value of a securities index.

ADDITIONAL STRATEGIES
The Fund also follows certain policies when it BORROWS MONEY (the Fund can borrow up to 33 1/3% of the value of its total assets); LENDS ITS SECURITIES to others for cash management purposes (the Fund can lend up to 33 1/3% of the value of its total assets including collateral received in the transaction); and HOLDS ILLIQUID SECURITIES (the Fund may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Fund is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.


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   How the Fund Invests
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INVESTMENT RISKS

All investments involve risk, and investing in the Fund is no exception. Since the Fund's holdings can vary significantly from broad market indexes, performance of the Fund can deviate from performance of the indexes. This chart outlines the key risks and potential rewards of the Fund's principal investments and certain other non-principal investments the Fund may make. The investment types are listed in the order in which they normally will be used by the portfolio managers. See, too, "Description of the Funds, Their Investments and Risks" in the SAI.

 INVESTMENT TYPE
 % OF FUND'S TOTAL       RISKS                  POTENTIAL REWARDS
 ASSETS

 EQUITY-RELATED       . Individual stocks     . Historically,
 SECURITIES             could lose value        stocks have
 (INCLUDING           . The equity              outperformed
 COMPANIES OF ALL       markets could go        other
 SIZES)                 down, resulting         investments over
                        in a decline in         the long term
                        value of the
                        Fund's
                        investments

                                              . Generally,
 At least 65%                                   economic growth
                                                means higher
                                                corporate
                                                profits, which
                      . Changes in              lead to an
                        economic or             increase in
                        political               stock prices,
                        conditions, both        known as capital
                        domestic and            appreciation
                        international,
                        may result in a
                        decline in value
                        of the Fund's
                        investments

--------------------------------------------------------------------------------
 EQUITY-RELATED       . Stocks of small       . Highly
 SECURITIES OF          and medium-sized        successful
 SMALL AND MEDIUM-      companies are           smaller
 SIZED COMPANIES        more volatile and       companies can
                        may decline more        outperform
                        than those in the       larger ones
                        S&P 500 Index

 Up to 100%
                      . Smaller companies
                        are more likely
                        to reinvest
                        earnings and not
                        pay dividends
                      . Changes in
                        interest rates
                        may affect the
                        securities of
                        small and medium-
                        sized companies
                        more than the
                        securities of
                        larger companies



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                                                                        11
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   How the Fund Invests
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 INVESTMENT TYPE (CONT'D)
 % OF FUND'S TOTAL       RISKS                  POTENTIAL REWARDS
 ASSETS

 FOREIGN              . Foreign markets,
 SECURITIES             economies and         . Investors can
                        political systems       participate in
                        may not be as           the growth of
                        stable as in the        foreign markets
                        U.S.                    and companies
                                                operating in
                                                those markets

 Up to 35%
                      . Currency risk--
                        changing
                        values of foreign currencies
                        can cause losses
                                              . May profit from
                                                changing values
                                                of foreign
                                                currencies
                      . May be less
                        liquid than U.S.      . Opportunities
                        stocks and bonds        for
                                                diversification
                      . Differences in
                        foreign laws,
                        accounting
                        standards, public
                        information,
                        custody and
                        settlement
                        practices provide
                        less reliable
                        information on
                        foreign
                        investments and
                        involve more risk

--------------------------------------------------------------------------------
                                              . Real estate
 REAL ESTATE          . Performance             holdings can
 INVESTMENT TRUSTS      depends on the          generate good
 (REITS)                strength of real        returns from
                        estate market,          rents, rising
                        REIT management         market values,
                        and property            etc.
                        management, which
                        can be affected
                        by many factors,
                        including
                        national and
                        regional economic
                        conditions

 Up to 25%; usu-
 ally less than
 10%                                          . Provides
                                                diversification
                                                in an investment
                                                portfolio

                                              . Greater
                                                diversification
                                                of real estate
                                                investments than
                                                direct ownership


                      . REITs invested
                        primarily in real
                        estate mortgages
                        may be affected
                        by the quality of
                        any credit
                        extended and the
                        timing of payment

--------------------------------------------------------------------------------
 MONEY MARKET         . Limits potential      . May preserve the
 INSTRUMENTS            for capital             Fund's assets
                        appreciation

                      . Credit risk--the
 Up to 100% on a        risk that the
 temporary basis        default of an
                        issuer would
                        leave the Fund
                        with unpaid
                        interest or
                        principal
                      . Market risk--the
                        risk that the
                        market value of
                        an investment may
                        move up or down.
                        Market risk may
                        affect an
                        industry, a
                        sector or the
                        market as a whole


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   How the Fund Invests
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 INVESTMENT TYPE (CONT'D)
 % OF FUND'S TOTAL       RISKS                  POTENTIAL REWARDS
 ASSETS

 U.S. GOVERNMENT      . Not all are           . May preserve the
 SECURITIES             insured or              Fund's assets
                        guaranteed by the
                        government but
                        only by the
                        issuing agency

                                              . Principal and
 Up to 35%; usu-                                interest may be
 ally less than       . Limits potential        guaranteed by
 10%                    for capital             the U.S.
                        appreciation            government
                      . Interest rate
                        risk--the risk
                        that the value of
                        most debt
                        obligations will
                        fall when
                        interest rates
                        rise; the longer
                        its maturity, the
                        more its value
                        typically falls

--------------------------------------------------------------------------------
 SHORT SALES          . May magnify           . May magnify
                        underlying              underlying
                        investment losses       investment gains

 Up to 25% of net
 assets; usually      . Investment costs
 less than 10%          may exceed
                        potential
                        underlying
                        investment gains

--------------------------------------------------------------------------------
 DERIVATIVES                                  . The Fund could
                      . The value of            make money and
                        derivatives (such       protect against
                        as futures and          losses if the
                        options) that are       investment
                        used to hedge a         analysis proves
                        portfolio               correct
                        security is
                        determined
                        independently
                        from that
                        security and
                        could result in a
                        loss to the Fund
                        when the price
                        movement of the
                        derivative does
                        not correlate
                        with a change in
                        the value of the
                        portfolio
                        security

 Percentage
 varies; usually
 less than 10%

                                              . One way to
                                                manage the
                                                Fund's
                                                risk/return
                                                balance is by
                                                locking in the
                                                value of an
                                                investment ahead
                                                of time
                      . Derivatives used
                        for risk
                        management may
                        not have the
                        intended effects
                        and may result in
                        losses or missed
                        opportunities
                      . The other party
                        to a deri-vatives
                        contract could
                        default

--------------------------------------------------------------------------------
 ILLIQUID             . May be difficult      . May offer a more
 SECURITIES             to value                attractive yield
                        precisely               or potential for
                                                growth than more
                                                widely traded
                                                securities

 Up to 15% of net     . May be difficult
 assets                 to sell at the
                        time or price
                        desired
--------------------------------------------------------------------------------


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   How the Fund is Managed
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BOARD OF TRUSTEES

The Trust's Board of Trustees oversees the actions of the Manager, Investment Advisers and Distributor, and decides on general policies. The Board also oversees the Trust's officers, who conduct and supervise the daily business operations of the Fund.

MANAGER
PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NJ 07102-4077

   Under a management agreement with the Trust, PIFM manages the Fund's investment operations and administers its business affairs. PIFM is paid annual management fees of 0.90% of the Fund's average net assets up to and including $1 billion and 0.85% of average net assets over $1 billion. PIFM has responsibility for all investment advisory services and supervises the Fund's investment advisers.

   PIFM and its predecessors have served as manager or administrator to investment companies since 1987. As of March 31, 2001, PIFM served as the manager to 48 mutual funds, and as manager or administrator to 20 closed-end investment companies, with aggregate assets of approximately $96.7 billion.

INVESTMENT ADVISERS

MASSACHUSETTS FINANCIAL SERVICES COMPANY (MFS) and JENNISON ASSOCIATES LLC (JENNISON) are the Fund's investment advisers. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $147.14 billion as of January 31, 2001. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

   JENNISON managed approximately $65 billion in assets as of March 31, 2001. Jennison has served as an investment adviser since 1969 and has advised mutual funds since 1990. Jennison is located at 466 Lexington Avenue, New York, New York 10017.


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   How the Fund is Managed
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PORTFOLIO MANAGERS

JOHN W. BALLEN and DALE A. DUTILE have been co-portfolio managers for the portion of the Fund advised by MFS since the Fund's inception. Mr. Ballen is President and a member of the Management Committee and Board of Directors of MFS. He joined MFS in 1984. Mr. Dutile became a portfolio manager of the MFS Emerging Growth Fund in February 2000. He joined MFS in 1994.

  All equity portfolio managers begin their careers at MFS as research analysts. MFS's portfolio managers are supported by an investment staff of over 100 professionals utilizing MFS Original Research(R), a global, company-oriented, bottom-up process of selecting securities.

  SUSAN HIRSCH, an Executive Vice President of Jennison since August 2000, has served as the portfolio manager for the portion of the Fund advised by Jennison since the Fund's inception. Ms. Hirsch joined Prudential Investment Management, Inc. (formerly, The Prudential Investment Corporation), an affiliate of Jennison, in July 1996. Before that she was employed by Lehman Brothers Global Asset Management from 1988 to 1996. Ms. Hirsch was named as an Institutional Investor All-America Research Team Analyst for small growth stocks in 1991, 1992 and 1993.

DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Trust. The Fund has Distribution and Service Plans under Rule 12b-1 of the Investment Company Act. Under the Plans and the Distribution Agreement, PIMS pays the expenses of distributing the Fund's Class A, B, C and Z shares and provides certain shareholder support services. The Fund pays distribution and other fees to PIMS as compensation for its services for each class of shares other than Class Z. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" tables.

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                                                                        15

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   Fund Distributions and Tax Issues
--------------------------------------------------------------------------------

Investors who buy shares of the Fund should be aware of some important tax issues. For example, the Fund distributes DIVIDENDS of ordinary income and any realized net CAPITAL GAINS to shareholders. These distributions are subject to taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA) or some other qualified or tax-deferred plan or account. Dividends and distributions from the Fund also may be subject to state and local income taxes.
   Also, if you sell shares of the Fund for a profit, you may have to pay capital gains taxes on the amount of your profit, again unless you hold your shares in a qualified or tax-deferred plan or account.
   The following briefly discusses some of the important federal tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS

The Fund distributes DIVIDENDS of any net investment income to shareholders-- typically once a year. For example, if the Fund owns ACME Corp. stock and the stock pays a dividend, the Fund will pay out a portion of this dividend to its shareholders, assuming the Fund's income is more than its costs and expenses. The dividends you receive from the Fund will be taxed as ordinary income whether or not they are reinvested in the Fund.

   The Fund also distributes realized net CAPITAL GAINS to shareholders-- typically once a year. Capital gains are generated when the Fund sells its assets for a profit. For example, if the Fund bought 100 shares of ACME Corp. stock for a total of $1,000 and more than one year later sold the shares for a total of $1,500, the Fund has net long-term capital gains of $500, which it will pass on to shareholders (assuming the Fund's total gains are greater than any losses it may have). Capital gains are taxed differently depending on how long the Fund holds the security--if a security is held more than one year before it is sold, LONG-TERM capital gains are taxed at the maximum rate of 20%, but if the security is held one year or less, SHORT-TERM capital gains are taxed at ordinary income rates of up to 39.6%. Different rates apply to corporate shareholders.
   For your convenience, Fund distributions of dividends and capital gains are AUTOMATICALLY REINVESTED in the Fund without any sales charge. If you ask us to pay the distributions in cash, we will send you a check if your

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   Fund Distributions and Tax Issues
--------------------------------------------------------------------------------

account is with the Transfer Agent. Otherwise, if your account is with a broker, you will receive a credit to your account. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified or tax-deferred plan or account. For more information about automatic reinvestment and other shareholder services, see "Step 4: Additional Shareholder Services" in the next section.

TAX ISSUES
FORM 1099
Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year. If you own shares of the Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099. However, you will receive a Form 1099 when you take any distributions from your qualified or tax-deferred plan or account.

   Fund distributions are generally taxable to you in the calendar year they are received, except when we declare certain dividends in the fourth quarter and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year. Corporate shareholders are generally eligible for the 70% dividends-received deduction for certain dividends.

WITHHOLDING TAXES
If federal tax law requires you to provide the Fund with your taxpayer identification number and certifications as to your tax status, and you fail to do this, or if you are otherwise subject to backup withholding, we will withhold and pay to the U.S. Treasury 31% of your distributions and sale proceeds. Dividends of net investment income and short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

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   Fund Distributions and Tax Issues
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IF YOU PURCHASE JUST BEFORE RECORD DATE

If you buy shares of the Fund just before the record date (the date that determines who receives the distribution), that distribution will be paid to you. As explained above, the distribution may be subject to income or capital gains taxes. You may think you've done well since you bought shares one day and soon thereafter received a distribution. That is not so because when dividends are paid out, the value of each share of the Fund decreases by the amount of the dividend to reflect the payout, although this may not be apparent because the value of each share of the Fund also will be affected by market changes, if any. The distribution you receive makes up for the decrease in share value. However, the timing of your purchase does mean that part of your investment came back to you as taxable income.

QUALIFIED AND TAX-DEFERRED RETIREMENT PLANS
Retirement plans and accounts allow you to defer paying taxes on investment income and capital gains. Contributions to these plans may also be tax deductible, although distributions from these plans generally are taxable. In the case of Roth IRA accounts, contributions are not tax deductible, but distributions from the plan may be tax-free.

IF YOU SELL OR EXCHANGE YOUR SHARES
If you sell any shares of the Fund for a profit, you have REALIZED A CAPITAL

GAIN, which is subject to tax unless you hold shares in a qualified or tax-deferred plan or account. The amount of tax you pay depends on how long you owned your shares and when you bought them. If you sell shares of the Fund for a loss, you may have a capital loss, which you may use to offset certain capital gains you have.
   If you sell shares and realize a loss, you will not be permitted to use the loss to the extent you replace the shares (including pursuant to the reinvestment of a dividend) within a 61-day period (beginning 30 days before the sale of the shares). If you acquire shares of the Fund and sell
----------------------------------------

                     +$ CAPITAL GAIN
                        (taxes owed)
RECEIPTS FROM SALE  $     OR
                     -$ CAPITAL LOSS
                        (offset against gain)

----------------------------------------

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your shares within 90 days, you may not be allowed to include certain charges incurred in acquiring the shares for purposes of calculating gain or loss realized upon the sale of the shares.

   Exchanging your shares of the Fund for the shares of another Strategic Partners SM mutual fund is considered a sale for tax purposes. In other words, it's a "taxable event." Therefore, if the shares you exchanged have increased in value since you purchased them, you have capital gains, which are subject to the taxes described above.

   Any gain or loss you may have from selling or exchanging Fund shares will not be reported on Form 1099; however, proceeds from the sale or exchange will be reported on Form 1099-B. Therefore, unless you hold your shares in a qualified or tax-deferred plan or account, you or your financial adviser should keep track of the dates on which you buy and sell--or exchange--Fund shares, as well as the amount of any gain or loss on each transaction. For tax advice, please see your tax adviser.

AUTOMATIC CONVERSION OF CLASS B SHARES

We have obtained a legal opinion that the conversion of Class B shares into Class A shares--which happens automatically approximately seven years after purchase--is not a "taxable event" because it does not involve an actual sale of your Class B shares. This opinion, however, is not binding on the Internal Revenue Service (IRS). For more information about the automatic conversion of Class B shares, see "Class B Shares Convert to Class A Shares After Approximately Seven Years" in the next section.

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HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT
If you don't have an account with a securities firm that is permitted to buy or sell shares of the Fund for you, call the Fund's Transfer Agent, Prudential Mutual Fund Services LLC (PMFS), at (800) 225-1852, or contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES

P.O. BOX 8179

PHILADELPHIA, PA 19101

   You may purchase shares by check or wire. We do not accept cash or money orders. To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. We have the right to reject any purchase order (including an exchange into the Fund) or suspend or modify the Fund's sale of its shares.

STEP 2: CHOOSE A SHARE CLASS
Individual investors can choose among Class A, Class B, Class C and Class Z shares of the Fund, although Class Z shares are available only to a limited group of investors.
   Multiple share classes let you choose a cost structure that better meets your needs. With Class A shares, you pay the sales charge at the time of purchase, but the operating expenses each year are lower than the expenses of Class B and Class C shares. With Class B shares, you only pay a sales charge if you sell your shares within six years (that is why it is called a Contingent Deferred Sales Charge or CDSC), but the operating expenses each year are higher than Class A share expenses. With Class C shares, you pay a 1% front-end sales charge and a 1% CDSC if you sell within 18 months of purchase, but the operating expenses are also higher than the expenses for Class A shares.
   When choosing a share class, you should consider the following:
  . The amount of your investment

  . The length of time you expect to hold the shares and the impact of varying distribution fees. Over time, the fees will increase the cost of your investment and may cost you more than paying other types of sales charges


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  . The different sales charges that apply to each share class--Class A's front-end sales charge vs. Class B's CDSC vs. Class C's low front-end sales charge and low CDSC
  . Whether you qualify for any reduction or waiver of sales charges
  . The fact that Class B shares automatically convert to Class A shares approximately seven years after purchase
  . Whether you qualify to purchase Class Z shares.

   See "How to Sell Your Shares" for a description of the impact of CDSCs.

Share Class Comparison. Use this chart to help you compare the Fund's different share classes. The discussion following this chart will tell you whether you are entitled to a reduction or waiver of any sales charges.

                            CLASS A          CLASS B         CLASS C          CLASS Z

  Minimum purchase          $1,000           $1,000          $2,500           None
  amount/1/

  Minimum amount for        $100             $100            $100             None
  subsequent purchases/1/

  Maximum initial           5% of the public None            1% of the public None
  sales charge              offering price                   offering price

  Contingent Deferred       None             If sold during: 1% on sales      None
  Sales Charge                               Year 1   5%     made within
  (CDSC)/2/                                  Year 2   4%     18 months of
                                             Year 3   3%     purchase/2/
                                             Year 4   2%
                                             Years 5/6  1%
                                             Year 7   0%
  Annual distribution       .30 of 1%;       1%              1%               None
  (12b-1) and service fees  (.25 of 1%
  shown as a percentage of  currently)
  average net assets/3/

1 The minimum investment requirements do not apply to certain retirement and employee savings plans and custodial accounts for minors. The minimum initial and subsequent investment for purchases made through the Automatic Investment Plan is $50. For more information, see "Additional Shareholder Services-- Automatic Investment Plan."
2 For more information about the CDSC and how it is calculated, see "How to Sell Your Shares--Contingent Deferred Sales Charge (CDSC)."

3 These distribution and service fees are paid from the Fund's assets on a continuous basis. The service fee for Class A, Class B and Class C shares is .25 of 1%. The distribution fee for Class A shares is limited to .30 of 1% (including the .25 of 1% service fee). Class B and Class C shares pay a distribution fee (in addition to the service fee) of .75 of 1%. For the fiscal year ending 2-28-02, the Distributor of the Fund has contractually agreed to reduce its distribution and service (12b-1) fees for Class A shares to .25 of 1% of the average daily net assets of the Class A shares.

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REDUCING OR WAIVING CLASS A'S INITIAL SALES CHARGE
The following describes the different ways investors can reduce or avoid paying Class A's initial sales charge.

Increase the Amount of Your Investment. You can reduce Class A's sales charge by increasing the amount of your investment. This table shows how the sales charge decreases as the amount of your investment increases.

                         SALES CHARGE AS %  SALES CHARGE AS %      DEALER
  AMOUNT OF PURCHASE     OF OFFERING PRICE OF AMOUNT INVESTED REALLOWANCE
  Less than $25,000                  5.00%              5.26%       4.75%
  $25,000 to $49,999                 4.50%              4.71%       4.25%
  $50,000 to $99,999                 4.00%              4.17%       3.75%
  $100,000 to $249,999               3.25%              3.36%       3.00%
  $250,000 to $499,999               2.50%              2.56%       2.40%
  $500,000 to $999,999               2.00%              2.04%       1.90%
  $1 million and above*               None               None        None

* If you invest $1 million or more, you can buy only Class A shares, unless you qualify to buy Class Z shares.

   To satisfy the purchase amounts above, you can:
  . Invest with an eligible group of related investors

  . Buy Class A shares of two or more Strategic Partners mutual funds at the same time

  . Use your RIGHTS OF ACCUMULATION, which allow you to combine (1) the current value of shares of Strategic Partners mutual funds that you already own, (2) the value of money market shares you have received for shares of those funds in an exchange transaction, and (3) the value of the shares you are purchasing for purposes of determining the applicable sales charge (note: you must notify the Transfer Agent at the time of purchase if you qualify for Rights of Accumulation)

  . Sign a LETTER OF INTENT, stating in writing that you or an eligible group of related investors will purchase a certain amount of shares in the Fund and other Strategic Partners mutual funds within 13 months.

   The Distributor may reallow Class A's sales charge to dealers.


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Benefit Plans. Benefit Plans can avoid Class A's initial sales charge if the
Benefit Plan has existing assets of at least $1 million or 250 eligible employees or participants. For these purposes, a Benefit Plan is a pension, profit-sharing or other employee benefit plan qualified under Section 401 of the Internal Revenue Code, a deferred compensation or annuity plan under Sections 403(b) and 457 of the Internal Revenue Code, a rabbi trust, or a nonqualified deferred compensation plan.

Mutual Fund Programs. Waivers are also available to investors in certain programs sponsored by brokers, investment advisers and financial planners who have agreements with the Fund's Distributor relating to:

  . Mutual fund "wrap" or asset allocation programs where the sponsor places
    Fund trades and charges its clients a management, consulting or other fee for its services, or
  . Mutual fund "supermarket" programs where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.

  Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients more than one class of shares in the Fund in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

Other Types of Investors. Other investors pay no sales charge, including certain officers, employees or agents of the Manager and its affiliates, the investment advisers of the Fund and registered representatives and employees of brokers that have entered into a dealer agreement with the Distributor. To qualify for a reduction or waiver of the sales charge, you must notify the Transfer Agent or your broker at the time of purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Reduction and Waiver of Initial Sales Charge--Class A Shares."

WAIVING CLASS C'S INITIAL SALES CHARGE
Benefit Plans. Benefit Plans (as defined above) may purchase Class C shares without paying an initial sales charge.


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Investment of Redemption Proceeds from Other Investment Companies. The initial sales charge will be waived for purchases of Class C shares if the purchase is made with money from the redemption of shares of any unaffiliated investment company. These purchases must be made within 60 days of the redemption. This waiver is not available to investors who purchase shares directly from the Transfer Agent. If you are entitled to the waiver, you must notify either the Transfer Agent or your broker, who may require any supporting documents they consider appropriate.

QUALIFYING FOR CLASS Z SHARES
Class Z shares of the Fund can be purchased by any of the following:

  . Any Benefit Plan, as defined above, and certain nonqualified plans, provided the Benefit Plan--in combination with other plans sponsored by the same employer or group of related employers--has at least $50 million in defined contribution assets,

  . Current and former Trustees of the Trust, and . The Manager or an investment adviser or one of their respective affiliates, with an investment of $10 million or more.

   In connection with the sale of shares, the Manager, the Distributor or one of their affiliates may pay brokers, financial advisers and other persons a commission of up to 4% of the purchase price for Class B shares, up to 2% of the purchase price for Class C shares and a finder's fee for Class A or Class Z shares from their own resources based on a percentage of the net asset value of shares sold or otherwise.

CLASS B SHARES CONVERT TO CLASS A SHARES AFTER APPROXIMATELY SEVEN YEARS
If you buy Class B shares and hold them for approximately seven years, we will automatically convert them into Class A shares without charge. At that time, we will also convert any Class B shares that you purchased with reinvested dividends and other distributions. Since the 12b-1 fees for Class A shares are lower than for Class B shares, converting to Class A shares lowers your Fund expenses.
   When we do the conversion, you will get fewer Class A shares than the number of converted Class B shares if the price of the Class A shares is higher than the price of Class B shares. The total dollar value will be the same, so you will not have lost any money by getting fewer Class A shares.

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MUTUAL FUND SHARES
The NAV of mutual fund shares changes every day because the value of a fund's portfolio changes constantly. For example, if Fund XYZ holds ACME Corp. stock in its portfolio and the price of ACME stock goes up while the value of the fund's other holdings remains the same and expenses don't change, the NAV of Fund XYZ will increase.
--------------------------------------------------------------------------------
We do the conversions quarterly, not on the anniversary date of your purchase. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Conversion Feature--Class B Shares."

STEP 3: UNDERSTANDING THE PRICE YOU'LL PAY

The price you pay for each share of the Fund is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. For example, if the value of the investments held by Fund XYZ (minus its liabilities) is $1,000 and there are 100 shares of Fund XYZ owned by shareholders, the price of one share of the fund--or the NAV--is $10 ($1,000 divided by 100). Portfolio securities are valued based upon market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Trust's Board. Most national newspapers report the NAVs of most mutual funds, which allows investors to check the price of mutual funds daily.
-----------------------------
   We determine the NAV of our shares once each business day at 4:15 p.m. New York time on days that the New York Stock Exchange (NYSE) is open for trading. The NYSE is closed on most national holidays and Good Friday. Because the Fund may invest in foreign securities, its NAV may change on days when you cannot buy or sell shares. We do not determine the NAV on days when we have not received any orders to purchase, sell or exchange Fund shares, or when changes in the value of the Fund's portfolio do not materially affect the NAV.

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What Price Will You Pay for Shares of the Fund?
For Class A and Class C shares, you'll pay the public offering price, which is the NAV next determined after we receive your order to purchase, plus an initial sales charge (unless you're entitled to a waiver). For Class B and Class Z shares, you will pay the NAV next determined after we receive your order to purchase (remember, there are no up-front sales charges for these share classes). Your broker may charge you a separate or additional fee for purchases of shares.

STEP 4: ADDITIONAL SHAREHOLDER SERVICES
As a Fund shareholder, you can take advantage of the following services and privileges:

Automatic Reinvestment. As we explained in the "Fund Distributions and Tax Issues" section, the Fund pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV without any sales charge. If you want your distributions paid in cash, you can indicate this preference on your application, notify your broker or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: ACCOUNT MAINTENANCE
P.O. BOX 8159
PHILADELPHIA, PA 19101

Automatic Investment Plan. You can make regular purchases of the Fund for as little as $50 by having the funds automatically withdrawn from your bank or brokerage account at specified intervals.

Systematic Withdrawal Plan. A systematic withdrawal plan is available that will provide you with monthly, quarterly, semi-annual or annual redemption checks. Remember, the sale of Class B and Class C shares may be subject to a CDSC.

Reports to Shareholders. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce Fund

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expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise.

HOW TO SELL YOUR SHARES
You can sell your shares of the Fund for cash (in the form of a check) at any time, subject to certain restrictions.
   When you sell shares of the Fund--also known as redeeming your shares--the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell. If your broker holds your shares, your broker must receive your order to sell by 4:15 p.m. New York time to process the sale on that day. Otherwise contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: REDEMPTION SERVICES
P.O. BOX 8149
PHILADELPHIA, PA 19101

   Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid delay if you purchase shares by wire, certified check or cashier's check. Your broker may charge you a separate or additional fee for sales of shares.

RESTRICTIONS ON SALES

There are certain times when you may not be able to sell shares of the Fund, or when we may delay paying you the proceeds from a sale. As permitted by the Securities and Exchange Commission, this may happen only during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."
   If you are selling more than $100,000 of shares, you want the redemption proceeds payable to or sent to someone or some place that is

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not in our records or you are a business or a trust and if you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order "signature guaranteed" by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker-dealer or credit union. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares--Signature Guarantee."

CONTINGENT DEFERRED SALES CHARGE (CDSC)
If you sell Class B shares within six years of purchase or Class C shares within 18 months of purchase, you will have to pay a CDSC. To keep the CDSC as low as possible, we will sell amounts representing shares in the following order:
  . Amounts representing shares you purchased with reinvested dividends and distributions
  . Amounts representing the increase in NAV above the total amount of payments for shares made during the past six years for Class B shares and 18 months for Class C shares
  . Amounts representing the cost of shares held beyond the CDSC period (six years for Class B shares and 18 months for Class C shares).

   Since shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you to avoid--or at least minimize--the CDSC.
   Having sold the exempt shares first, if there are any remaining shares that are subject to the CDSC, we will apply the CDSC to amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.
   As we noted before in the "Share Class Comparison" chart, the CDSC for Class B shares is 5% in the first year, 4% in the second, 3% in the third, 2% in the fourth and 1% in the fifth and sixth years. The rate decreases on the first day of the month following the anniversary date of your purchase, not on the anniversary date itself. The CDSC is 1% for Class C shares--which is applied to shares sold within 18 months of purchase. For both Class B and Class C shares, the CDSC is calculated based on the lesser of the original purchase price or the redemption proceeds. For purposes of determining how long you've held your shares, all purchases during the month are grouped together and considered to have been made on the last day of the month.

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   The holding period for purposes of determining the applicable CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund.

WAIVER OF THE CDSC--CLASS B SHARES
The CDSC will be waived if the Class B shares are sold:
  . After a shareholder is deceased or disabled (or, in the case of a trust account, the death or disability of the grantor). This waiver applies to individual shareholders, as well as shares held in joint tenancy, provided the shares were purchased before the death or disability
  . To provide for certain distributions--made without IRS penalty--from a tax-deferred retirement plan, IRA or Section 403(b) custodial account
  . On certain sales effected through a Systematic Withdrawal Plan.

   For more information on the above and other waivers, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Waiver of Contingent Deferred Sales Charge--Class B Shares."

WAIVER OF THE CDSC--CLASS C SHARES
Benefit Plans. The CDSC will be waived on redemptions from Benefit Plans holding shares through a broker for which the broker provides administrative or recordkeeping services.

REDEMPTION IN KIND
If the sales of Fund shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Fund's net assets, we can then give you securities from the Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

SMALL ACCOUNTS

If you make a sale that reduces your account value to less than $500, we may sell the rest of your shares (without charging any CDSC) and close your account. We would do this to minimize the Fund's expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action. This involuntary sale

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does not apply to shareholders who own their shares as part of a 401(k) plan, an IRA or some other qualified or tax-deferred plan or account.

90-DAY REPURCHASE PRIVILEGE

After you redeem your shares, you have a 90-day period during which you may reinvest any of the redemption proceeds in shares of the same Fund and account without paying an initial sales charge. Also, if you paid a CDSC when you redeemed your shares, we will credit your account with the appropriate number of shares to reflect the amount of the CDSC you paid. In order to take advantage of this one-time privilege, you must notify the Transfer Agent or your broker at the time of the repurchase. See the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."

RETIREMENT PLANS
To sell shares and receive a distribution from a retirement account, call your broker or the Transfer Agent for a distribution request form. There are special distribution and income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer or plan trustee, you must arrange for the distribution request to be signed and sent by the plan administrator or trustee. For additional information, see the SAI.

HOW TO EXCHANGE YOUR SHARES

You can exchange your shares of the Fund for shares of the same class in any other Strategic Partners mutual fund, as well as shares of certain money market funds, if you satisfy the minimum investment requirements. For example, you can exchange Class A shares of the Fund for Class A shares of another series of Strategic Partners Series, but you can't exchange Class A shares for Class B, Class C or Class Z shares. Shares of the Fund also may be exchanged into Strategic Partners shares of Special Money Market Fund, Inc. After an exchange, at redemption, the CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund. We may change the terms of the exchange privilege after giving you 60 days' notice. As of the date of this prospectus, there are two other Strategic Partners mutual funds: Strategic Partners Focused Growth Fund and Strategic Partners Focused Value Fund. In addition, you can exchange into the money market fund, as described above.

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   If you hold shares through a broker, you must exchange shares through your broker. Otherwise contact:

PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: EXCHANGE PROCESSING

P.O. BOX 8157

PHILADELPHIA, PA 19101

   There is no sales charge for exchanges. However, if you exchange--and then sell--Class B shares within approximately six years of your original purchase or Class C shares within 18 months of your original purchase, you must still pay the applicable CDSC. If you have exchanged Class B or Class C shares into a money market fund, the time you hold the shares in the money market fund will not be counted in calculating the required holding periods for CDSC liability.

   Remember, as we explained in the section entitled "Fund Distributions and Tax Issues--If You Sell or Exchange Your Shares," exchanging shares is considered a sale for tax purposes. Therefore, if the shares you exchange are worth more than the amount that you paid for them, you may have to pay capital gains tax. For additional information about exchanging shares, see the SAI, "Shareholder Investment Account--Exchange Privilege."

FREQUENT TRADING
Frequent trading of Fund shares in response to short-term fluctuations in the market--also known as "market timing"--may make it very difficult to manage the Fund's investments. When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Fund's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Fund will have to invest. When, in our opinion, such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the

--------------------------------------------------------------------------------

   How to Buy, Sell and
--------------------------------------------------------------------------------
   Exchange Shares of the Fund
--------------------------------------------------------------------------------

Fund by any person, group or commonly controlled account. The decision may be based upon dollar amount, volume or frequency of trading. The Fund will notify a market timer of rejection of an exchange or purchase order. If the Fund allows a market timer to trade Fund shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.

TELEPHONE REDEMPTIONS OR EXCHANGES
You may redeem or exchange your shares in any amount by calling the Fund at
(800) 225-1852. In order to redeem or exchange your shares by telephone, you must call the Fund before 4:15 p.m. New York time to receive a redemption or exchange amount based on that day's NAV.
   The Fund's Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Fund will not be liable if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
   In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail or through your broker.

   The telephone redemption and exchange procedures may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.

EXPEDITED REDEMPTION PRIVILEGE

If you have selected the Expedited Redemption Privilege, you may have your redemption proceeds sent directly to your bank account. Expedited redemption requests may be made by telephone or letter, must be received by the Fund prior to 4:15 p.m., New York time, to receive a redemption amount based on that day's NAV and are subject to the terms and conditions regarding the redemption of shares. For more information, see "Purchase, Redemption and Pricing of Fund Shares--Expedited Redemption Privilege" in the SAI. The Expedited Redemption Privilege may be modified or terminated at any time without notice.

--------------------------------------------------------------------------------

                                                      [GRAPHIC]
     STRATEGIC PARTNERS NEW ERA GROWTH FUND           (800) 225-1852

--------------------------------------------------------------------------------

   Financial Highlights
--------------------------------------------------------------------------------

The financial highlights below are intended to help you evaluate the financial performance of the Fund since its inception. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Fund, assuming reinvestment of all dividends and other distributions. The information is for each share class for the periods indicated.

   A copy of the Fund's annual report is available upon request, at no charge, as described on the back cover of this prospectus.



CLASS A SHARES

The financial highlights for the period ended February 28, 2001 were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.

  CLASS
  A
  SHARES
---------

                                                        NOVEMBER 22, 2000/1/
                                                        THROUGH FEBRUARY 28,
  PER SHARE OPERATING PERFORMANCE                               2001
  NET ASSET VALUE, BEGINNING OF PERIOD                         $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                          (0.02)
  Net realized and unrealized loss on investments and
   foreign currencies                                          (0.93)
  TOTAL FROM INVESTMENT OPERATIONS                             (0.95)
  NET ASSET VALUE, END OF PERIOD                                $9.05
  TOTAL RETURN/2/                                             (9.50)%
----------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  NET ASSETS, END OF PERIOD (000)                             $63,565
  Average net assets (000)                                    $72,881
  RATIOS TO AVERAGE NET ASSETS/3/
  Expenses, including distribution and service (12b-1)
   fees                                                         1.64%
  Expenses, excluding distribution and service (12b-1)
   fees                                                         1.39%
  Net investment loss                                         (0.90)%
  Portfolio turnover/4/                                           62%

1  Commencement of investment operations.

2 Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods of less than one full year are not annualized.


3  Annualized.



4  Not annualized.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Financial Highlights
--------------------------------------------------------------------------------

CLASS B SHARES

The financial highlights for the period ended February 28, 2001 were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.


  CLASS
  B
  SHARES
---------

                                                        NOVEMBER 22, 2000/1/
                                                        THROUGH FEBRUARY 28,
  PER SHARE OPERATING PERFORMANCE                               2001
  NET ASSET VALUE, BEGINNING OF PERIOD                          $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                           (0.04)
  Net realized and unrealized loss on investments and
   foreign currencies                                           (0.92)
  TOTAL FROM INVESTMENT OPERATIONS                              (0.96)
  NET ASSET VALUE, END OF PERIOD                                 $9.04
  TOTAL RETURN/2/                                              (9.60)%
----------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  NET ASSETS, END OF PERIOD (000)                             $114,003
  Average net assets (000)                                    $124,911
  RATIOS TO AVERAGE NET ASSETS/3/
  Expenses, including distribution and service (12b-1)
   fees                                                          2.39%
  Expenses, excluding distribution and service (12b-1)
   fees                                                          1.39%
  Net investment loss                                          (1.67)%
  Portfolio turnover/4/                                            62%

1  Commencement of investment operations.

2 Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods of less than one full year are not annualized.


3  Annualized.


4  Not annualized.


--------------------------------------------------------------------------------

     STRATEGIC PARTNERS NEW ERA GROWTH FUND           (800) 225-1852
[GRAPHIC]

--------------------------------------------------------------------------------

   Financial Highlights
--------------------------------------------------------------------------------

CLASS C SHARES

The financial highlights for the period ended February 28, 2001 were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.

  CLASS C SHARES
----------------------------------------------------------------------------
                                                        NOVEMBER 22, 2000/1/
                                                        THROUGH FEBRUARY 28,
  PER SHARE OPERATING PERFORMANCE                               2001
  NET ASSET VALUE, BEGINNING OF PERIOD                          $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                           (0.04)
  Net realized and unrealized loss on investments and
   foreign currencies                                           (0.92)
  TOTAL FROM INVESTMENT OPERATIONS                              (0.96)
  NET ASSET VALUE, END OF PERIOD                                 $9.04
  TOTAL RETURN/2/                                              (9.60)%
----------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  NET ASSETS, END OF PERIOD (000)                             $100,163
  Average net assets (000)                                    $110,152
  RATIOS TO AVERAGE NET ASSETS/3/
  Expenses, including distribution and service (12b-1)
   fees                                                          2.39%
  Expenses, excluding distribution and service (12b-1)
   fees                                                          1.39%
  Net investment loss                                          (1.67)%
  Portfolio turnover/4/                                            62%

1  Commencement of investment operations.

2 Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods of less than one full year are not annualized.


3  Annualized.


4  Not annualized.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Financial Highlights
--------------------------------------------------------------------------------


CLASS Z SHARES

The financial highlights for the period ended February 28, 2001 were audited by PricewaterhouseCoopers LLP, independent accountants, whose report was unqualified.

  CLASS Z SHARES
----------------------------------------------------------------------------
                                                        NOVEMBER 22, 2000/1/
                                                        THROUGH FEBRUARY 28,
  PER SHARE OPERATING PERFORMANCE                               2001

  NET ASSET VALUE, BEGINNING OF PERIOD                         $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                          (0.02)
  Net realized and unrealized loss on investments and
   foreign currencies                                          (0.91)
  TOTAL FROM INVESTMENT OPERATIONS                             (0.93)
  NET ASSET VALUE, END OF PERIOD                                $9.07
  TOTAL RETURN/2/                                             (9.30)%
----------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA:
  NET ASSETS, END OF PERIOD (000)                             $36,565
  Average net assets (000)                                    $43,658
  RATIOS TO AVERAGE NET ASSETS/3/
  Expenses, including distribution and service (12b-1)
   fees                                                         1.39%
  Expenses, excluding distribution and service (12b-1)
   fees                                                         1.39%
  Net investment loss                                         (0.65)%
  Portfolio turnover/4/                                           62%

1  Commencement of investment operations.

2 Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods of less than one full year are not annualized.



3  Annualized.


4  Not annualized.


--------------------------------------------------------------------------------

     STRATEGIC PARTNERS NEW ERA GROWTH FUND           (800) 225-1852
[GRAPHIC]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     Notes
                                    -------
                                    -------



--------------------------------------------------------------------------------


FOR MORE INFORMATION
--------------------------------------------------------------------------------

Please read this prospectus before you
invest in the Fund and keep it for future
reference. For information or shareholder              You can also obtain copies of Fund
questions contact                                      documents from the Securities and
Prudential Mutual Fund Services LLC                    Exchange Commission as follows
P.O. Box 8098
Philadelphia, PA 19101                                 BY MAIL
(800) 225-1852                                         Securities and Exchange Commission
(732) 482-7555 (Calling from outside the U.S.)         Public Reference Section
                                                       Washington, DC 20549-0102
Outside Brokers should contact
Prudential Investment Management                       BY ELECTRONIC REQUEST
Services LLC                                           publicinfo@sec.gov
P.O. Box 8310                                            (The SEC charges a fee to copy
Philadelphia, PA 19101                                   documents.)
(800) 778-8769
                                                       IN PERSON
                                                       Public Reference Room in Washington, DC
                                                       (For hours of operation, call
                                                         1-202-942-8090)
Additional information about the Fund can
be obtained without charge and can be                  VIA THE INTERNET
found in the following documents                       on the EDGAR Database at
Statement of Additional Information (SAI)              http://www.sec.gov
(incorporated by reference into this
prospectus)                                            Visit Strategic Partners' website at
                                                       http://www.strategicpartners.com

                                                       CUSIP Numbers                 NASDAQ Symbols
Annual Report
(contains a discussion of the market                   Class A Shares--86276R 50 2   SNGAX
conditions and investment strategies
that significantly affected the Fund's                 Class B Shares--86276R 60 1   SNGBX
performance during the last fiscal year)
                                                       Class C Shares--86276R 70 0   SNGCX
Semiannual Report
                                                       Class Z Shares--86276R 80 9   SNGZX


                                                       Investment Company Act File No. 811-09805

[LOGO]  MFSP501A
        PRU-MFS-12SP-04/01                                            [LOGO]  Printed on Recycled Paper



                           STRATEGIC PARTNERS SERIES

                    Strategic Partners Focused Growth Fund
                    Strategic Partners New Era Growth Fund

                       Statement of Additional Information

                           dated April 27, 2001

  Strategic Partners Series (the Trust) is an open-end management investment company currently composed of three separate investment portfolios professionally managed by Prudential Investments Fund Management LLC (PIFM or the Manager). Each portfolio benefits from discretionary advisory services provided by an investment adviser (each, an Adviser, and collectively, the Advisers) identified, retained and supervised and compensated by the Manager. The Trust consists of the following three portfolios: Strategic Partners Focused Growth Fund (the Focused Growth Fund), Strategic Partners New Era Growth Fund (the New Era Growth Fund) and Strategic Partners Focused Value Fund (the Focused Value Fund). This Statement of Additional Information (SAI) describes the Focused Growth and New Era Growth Funds (each, a Fund, and collectively, the Funds). The Focused Value Fund is described in a separate SAI dated February 13, 2001.

  The Trust's address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and its telephone number is (800) 225-1852.

  This SAI is not a prospectus and should be read in conjunction with the Prospectuses of the Funds dated April 27, 2001, a copy of which may be obtained from the Trust upon request at the address or phone number noted above. The Funds' audited financial statements for the fiscal periods ended February 28, 2001 are incorporated in this SAI by reference to the Funds' 2001 annual reports to shareholders (File No. 811-9805). You may obtain a copy of a Fund's annual report at no charge by request to the Trust at the address or phone number noted above.

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
History of the Trust....................................................... B-2
Description of the Funds, Their Investments and Risks...................... B-2
Investment Restrictions.................................................... B-14
Management of the Trust.................................................... B-15
Control Persons and Principal Holders of Securities........................ B-19
Investment Advisory and Other Services..................................... B-19
Brokerage Allocation and Other Practices................................... B-24
Capital Shares, Other Securities and Organization.......................... B-26
Purchase, Redemption and Pricing of Fund Shares............................ B-26
Shareholder Investment Account............................................. B-35
Net Asset Value............................................................ B-37
Taxes, Dividends and Distributions......................................... B-38
Performance Information.................................................... B-41
Financial Statements....................................................... B-42
Appendix I--General Investment Information................................. I-1

-------------------------------------------------------------------------------

MFSP500B                                                PRU-MFS-13SP-04/01

                                                                   SPFGSAI

                             HISTORY OF THE TRUST

  The Funds are series of the Trust, which was established as a Delaware business trust on January 28, 2000. The Trust also offers shares of another series, the Focused Value Fund.

             DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS

  Classification. The Trust is an open-end, management investment company. Each Fund is a non-diversified series of the Trust.

  Investment Strategies, Policies and Risks. Each Fund's investment objective is long-term growth of capital. Under normal market conditions, the Focused Growth Fund intends to invest primarily (at least 65% of its total assets) in approximately 40 equity-related securities of U.S. companies that are selected by the Fund's two Advisers (approximately 20 by each) as having strong growth potential. Under normal market conditions, the New Era Growth Fund intends to invest primarily (at least 65% of its total assets) in equity-related securities of emerging U.S. companies that are selected by the Fund's two Advisers as having strong capital appreciation potential. While all of the principal investment policies and strategies for seeking to achieve this objective are described in each Fund's Prospectus, each Fund may from time to time use the securities, instruments, principal and non-principal policies and strategies that are further described below in seeking to achieve its objective. A Fund may not be successful in achieving its objective and you can lose money.

Equity-Related Securities

  Equity-related securities include common stocks as well as preferred stocks; securities convertible into or exchangeable for common or preferred stocks; equity investments in partnerships, joint ventures and other forms of non-corporate investment; real estate investment trusts (REITs); American Depositary Receipts (ADRs); American Depositary Shares (ADSs); and warrants and rights exercisable for equity securities. Purchased options are not considered equity securities for the Funds' purposes. Neither Fund will invest more than 5% of its total assets in unattached rights and warrants.

  American Depositary Receipts (ADRs) and American Depositary Shares (ADSs). ADRs and ADSs are U.S. dollar-denominated certificates or shares issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank and traded on a United States exchange or in the over-the-counter market. Generally, ADRs and ADSs are in registered form. There are no fees imposed on the purchase or sale of ADRs and ADSs when purchased from the issuing bank or trust company in the initial underwriting, although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of ADRs and ADSs into the underlying securities. Investment in ADRs and ADSs has certain advantages over direct investment in the underlying foreign securities since: (1) ADRs and ADSs are denominated in U.S. dollars, registered domestically, easily transferable, and market quotations are readily available for them; and (2) issuers whose securities are represented by ADRs and ADSs are usually subject to auditing, accounting, and financial reporting standards comparable to those of domestic issuers.

  Warrants and Rights. A warrant gives the holder thereof the right to subscribe by a specified date to a stated number of shares of stock of the issuer at a fixed price. Warrants tend to be more volatile than the underlying stock, and if, at a warrant's expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date, the underlying stock is trading at a price higher than the price set in the warrant, a Fund can acquire the stock at a price below its market value. Rights are similar to warrants but normally have a shorter duration and are distributed directly by the issuer to shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the corporation issuing them.

  Real Estate Investment Trusts. Each Fund may invest in securities of real estate investment trusts or REITs. Unlike corporations, REITs do not have to pay income taxes if they meet certain requirements of the Internal Revenue Code of 1986, as amended (Internal Revenue Code). To qualify, a REIT must distribute at least 95% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property. REITs offer investors greater liquidity and diversification than direct ownership of a handful of properties, as well as greater income potential than an investment in common stock. Like any investment in real estate, though, a REIT's performance depends on several factors, such as its ability to find tenants for its properties, to renew leases and to finance property purchases and renovations.

U.S. Government Securities

  U.S. Treasury Securities. Each Fund is permitted to invest in U.S. Treasury securities, including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instruments are direct obligations of the U.S. government and, as such, are backed by the "full faith and credit" of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

  Securities Issued or Guaranteed by U.S. Government Agencies and Instrumentalities. Each Fund may invest in securities issued by agencies of the U.S. government or instrumentalities of the U.S. government. These obligations, including those that are guaranteed by federal agencies or instrumentalities, may or may not be backed by the full faith and credit of the United States. Obligations of the Government National Mortgage Association
(GNMA), the Farmers Home Administration and the Small Business Administration are backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, each Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments. Securities in which a Fund may invest that are not backed by the full faith and credit of the United States include obligations such as those issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation (FHLMC), the Federal National Mortgage Association, the Student Loan Marketing Association, Resolution Funding Corporation and the Tennessee Valley Authority, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Farm Credit System, the obligations of which may be satisfied only by the individual credit of the issuing agency. FHLMC investments may include collateralized mortgage obligations.

  Obligations issued or guaranteed as to principal and interest by the U.S. government may be acquired by a Fund in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are commonly referred to as Treasury strips.

  Special Considerations. U.S. government securities are considered among the most creditworthy of fixed-income investments. The yields available from U.S. government securities generally are lower than the yields available from corporate debt securities. The values of U.S. government securities (like those of other fixed-income securities generally) will change as interest rates fluctuate. During periods of falling U.S. interest rates, the values of U.S. government securities generally rise and, conversely, during periods of rising interest rates, the values of such securities generally decline. The magnitude of these fluctuations will generally be greater for securities with longer-term maturities. Although changes in the value of U.S. government securities will not affect investment income from those securities, they will affect the net asset value of a Fund.

Foreign Investments

  The Focused Growth Fund and New Era Growth Fund are permitted to invest up to 20% and 35%, respectively, of their total assets in securities of foreign issuers, including money market instruments and debt and equity securities. ADRs and ADSs and similar receipts or shares traded in U.S. markets are not considered foreign securities within this limitation.

  Investing in securities of foreign issuers and countries involves certain considerations and risks that are not typically associated with investing in securities of domestic companies. Foreign issuers are not generally subject to uniform accounting, auditing and financial standards or other requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and public companies than exist in the United States. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on such investments as compared to dividends and interest paid to a Fund by domestic companies. There may be the possibility of expropriations, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of a Fund held in foreign countries.

  There may be less publicly available information about foreign issuers and governments compared to reports and ratings published about U.S. companies. Foreign securities markets have substantially less volume than, for example, the New York Stock Exchange and securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. companies. Brokerage commissions and other transaction costs of foreign securities exchanges are generally higher than in the United States.

  In addition, if the security is denominated in a foreign currency, it will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund's securities denominated in that currency. Such changes also will affect a Fund's income and distributions to shareholders. In addition, although a Fund will receive income in such currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after the Fund's income has been accrued and translated into U.S. dollars, the Fund could be required to liquidate portfolio securities to make such distributions, particularly in instances in which the amount of income the Fund is required to distribute is not immediately reduced by the decline in such currency. Similarly, if an exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred. Each Fund may, but need not, enter into foreign currency forward contracts, options on foreign currencies and futures contracts on foreign currencies and related options, for hedging purposes, including: locking-in the U.S. dollar price of the purchase or sale of securities denominated in a foreign currency; locking-in the U.S. dollar equivalent of dividends to be paid on such securities that are held by the Fund; and protecting the U.S. dollar value of such securities that are held by the Fund.

  Under the Internal Revenue Code, changes in an exchange rate that occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities will result in foreign currency gains or losses that increase or decrease an investment company's taxable income. The exchange rates between the U.S. dollar and other currencies can be volatile and are determined by such factors as supply and demand in the currency exchange markets, international balances of payments, government intervention, speculation and other economic and political conditions.

  Foreign securities include securities of any foreign country an Adviser considers appropriate for investment by a Fund. Foreign securities may also include securities of foreign issuers that are traded in U.S. dollars in the United States although the underlying security is usually denominated in a foreign currency.

  The costs attributable to foreign investing are higher than the costs of domestic investing. For example, the cost of maintaining custody of foreign securities generally exceeds custodian costs for domestic securities, and transaction and settlement costs of foreign investing are frequently higher than those attributable to domestic investing. Foreign investment income may be subject to foreign withholding or other government taxes that could reduce the return to a Fund on those securities. Tax treaties between the United States and certain foreign countries may, however, reduce or eliminate the amount of foreign tax to which a Fund would be subject.

Special Considerations of Investing in Euro-Denominated Securities

  On January 1, 1999, 11 of the 15 member states of the European Monetary Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each member state's national currency. By July 1, 2002, the euro is expected to become the sole legal tender of the member states. During the transition period, each Fund will treat the euro as a separate currency from the national currency of any member state.

  The adoption by the member states of the euro will eliminate the substantial currency risk among member states and will likely affect the investment process and considerations of each Fund's Advisers. To the extent a Fund holds non-U.S. dollar-denominated securities, including those denominated in the euro, the Fund will still be subject to currency risk due to fluctuations in those currencies as compared to the U.S. dollar.

  The medium- to long-term impact of the introduction of the euro in member states cannot be determined with certainty at this time. In addition to the effects described above, it is likely that more general long-term ramifications can be expected, such as changes in economic environment and changes in behavior of investors, all of which will impact a Fund's investments.

Risk Management and Return Enhancement Strategies

  Each Fund also may engage in various portfolio strategies, including using derivatives, to seek to reduce certain risks of its investments and to attempt to enhance return. These strategies currently include the use of options on stock indexes and futures contracts and options on indexes. Each Fund also may purchase futures contracts on foreign currencies and on debt securities and aggregates of debt securities. A Fund's ability to use these strategies may be limited by various factors, such as market conditions, regulatory limits and tax considerations and there can be no assurance that any of these strategies will succeed. A Fund, and thus its investors, may lose money through any unsuccessful use of these strategies. If new financial products and risk management techniques are developed, a Fund may use them to the extent consistent with its investment objective and policies.

  Options on Securities Indexes. Each Fund may purchase and write (that is, sell) put and call options on securities indexes that are traded on U.S. or foreign securities exchanges or in the over-the-counter market to try to enhance return or to hedge the Fund's portfolio. Each Fund may write covered put and call options to generate additional income through the receipt of premiums, purchase put options in an effort to protect the value of a security that it owns against a decline in market value and purchase call options in an effort to protect against an increase in the price of securities it intends to purchase. Each Fund also may purchase put and call options to offset previously written put and call options of the same series.

  A call option gives the purchaser, in exchange for a premium paid, the right, for a specified period of time, to purchase the position subject to the option at a specified price (the exercise price or strike price). The writer of a call option, in return for the premium, has the obligation, upon exercise of the option, to deliver a specified amount of cash to the purchaser upon receipt of the exercise price. When a Fund writes a call option, the Fund gives up the potential for gain on the underlying position in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period of time, to sell the position subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the position at the exercise price. The Fund might, therefore, be obligated to purchase the underlying position for more than its current market price.

  Each Fund will write only "covered" options. A written option is covered if, as long as the Fund is obligated under the option, it (1) owns an offsetting position in the underlying securities that comprise the index or (2) segregates cash or other liquid assets in an amount equal to or greater than its obligation under the option. Under the first circumstance, the Fund's losses are limited because it owns the underlying position; under the second circumstance, in the case of a written call option, the Fund's losses are potentially unlimited. There is no limitation on the amount of call options each Fund may write.

  The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indexes may have different multipliers. Because exercises of index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific stocks, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. In addition, unless a Fund has other liquid assets that are sufficient to satisfy the exercise of a call, the Fund would be required to liquidate portfolio securities or borrow in order to satisfy the exercise.

  Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of securities prices in the market generally or in an industry or market segment rather than movements in the price of a particular security. Accordingly, successful use by a Fund of options on indexes would be subject to an Adviser's ability to predict correctly movements in the direction of the securities market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks. The Advisers currently use such techniques in conjunction with the management of other mutual funds.


  Risks of Transactions in Options. An option position may be closed out only on an exchange, board of trade or other trading facility that provides a secondary market for an option of the same series. Although a Fund generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities acquired through the exercise of call options or upon the purchase of underlying securities for the exercise of put options. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

  Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures that may interfere with the timely execution of customers' orders. Each Fund intends to purchase and sell only those options that are cleared by clearinghouses whose facilities are considered to be adequate to handle the volume of options transactions.

  Risks of Options on Indexes. Each Fund's purchase and sale of options on indexes will be subject to risks described above under "Risks of Transactions in Options." In addition, the distinctive characteristics of options on indexes create certain risks that are not present with stock options.

  Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, a Fund would not be able to close out options that it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in substantial losses to the Fund. It is each Fund's policy to purchase or write options only on indexes that include a number of stocks sufficient to minimize the likelihood of a trading halt in the index.

  The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index option contracts. Neither Fund will purchase or sell any index option contract unless and until, in an Adviser's opinion, the market for such options has developed sufficiently that the risk in connection with such transactions is not substantially greater than the risk in connection with options on securities in the index.

  Special Risks of Writing Calls on Indexes. Because exercises of index options are settled in cash, a call writer such as a Fund cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific stocks, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. However, each Fund will write call options on indexes only under the circumstances described below under "Limitations on the Purchase and Sale of Options on Stock Indexes and Futures Contracts and Options on Futures Contracts."

  Price movements in a Fund's portfolio probably will not correlate precisely with movements in the level of the index and, therefore, the Fund bears the risk that the price of the securities held by the Fund may not increase as much as the index. In such event, the Fund would bear a loss on the call that is not completely offset by movements in the price of the Fund's portfolio. It is also possible that the index may rise when the Fund's portfolio of stocks does not rise. If this occurred, the Fund would experience a loss on the call that is not offset by an increase in the value of its portfolio and might also experience a loss in its portfolio.

  Unless a Fund has other liquid assets that are sufficient to satisfy the exercise of a call, the Fund would be required to liquidate portfolio securities in order to satisfy the exercise. Because an exercise must be settled within hours after receiving the notice of exercise, if the Fund fails to anticipate an exercise, it may have to borrow from a bank (in amounts not exceeding 20% of the Fund's total assets) pending settlement of the sale of securities in its portfolio and would incur interest charges thereon.

  When a Fund has written a call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price that is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to sell stocks in its portfolio. As with stock options, the Fund will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the Fund would be able to deliver the underlying securities in settlement, the Fund may have to sell part of its investment portfolio in order to make settlement in cash, and the price of such investments might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with index options than with stock options. For example, even if an index call that the Fund has written is "covered" by an index call held by the Fund with the same strike price, the Fund will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the clearing corporation and the close of trading on the date the Fund exercises the call it holds or the time the Fund sells the call that, in either case, would occur no earlier than the day following the day the exercise notice was filed.

  If a Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

  Futures Contracts. As a purchaser of a futures contract, each Fund incurs an obligation to take delivery of a specified amount of the obligation underlying the futures contract at a specified time in the future for a specified price. As a seller of a futures contract, each Fund incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price. Each Fund may purchase futures contracts on stock indexes and foreign currencies. Each Fund may purchase futures contracts on debt securities, including U.S. government securities, aggregates of debt securities, stock indexes and foreign currencies.

  A "sale" of a futures contract (or a "short" futures position) means the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) means the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures contracts are settled on a net cash payment basis rather than by the sale and delivery of the securities or currency underlying the futures contract. U.S. futures contracts have been designed by exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission (the CFTC), an agency of the U.S. government, and must be executed through a futures commission merchant (that is, a brokerage firm) that is a member of the relevant contract market. Futures contracts trade on these contract markets and the exchange's affiliated clearing organization guarantees performance of the contracts as between the clearing members of the exchange.

  At the time a futures contract is purchased or sold, a Fund must allocate cash or securities as a deposit payment (initial margin). It is expected that the initial margin on U.S. exchanges will vary from one-half of 1% to 4% of the face value of the contract. Under certain circumstances, however, such as during periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment. Thereafter, the futures contract is valued daily and the payment in cash of "variation margin" may be required, a process known as "mark-to-the-market." Each day, the Fund is required to provide or is entitled to receive variation margin in an amount equal to any change in the value of the contract since the preceding day.

  Although most futures contracts call for actual delivery or acceptance of securities or cash, the contracts usually are closed out before the settlement date without the making or taking of delivery. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security (or currency) and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that a Fund will be able to enter into a closing transaction.

  When a Fund enters into a futures contract it is initially required to segregate with its Custodian, in the name of the broker performing the transaction, an "initial margin" of cash or other liquid assets equal to approximately 2% to 3% of the contract amount. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

  Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker's client but is, rather, a good faith deposit on a futures contract that will be returned to a Fund upon the proper termination of the futures contract. The margin deposits made are marked-to-market daily and a Fund may be required to segregate subsequent deposits at its Custodian for that purpose, of cash or other liquid assets, called "variation margin," in the name of the broker, which are reflective of price fluctuations in the futures contract.

  A stock index futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. When the futures contract is entered into, each party deposits an initial margin with a broker or in a segregated custodial account of approximately 5% of the contract amount. Subsequent variation market payments will be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the futures contracts more or less valuable.

  The ordinary spreads between values in the cash and futures markets, due to differences in the character of those markets, are subject to distortions. In addition, futures contracts entail risks. First, all participants in the futures market are subject to initial and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing price distortions. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by an Adviser may still not result in a successful transaction.

  Options on Futures Contracts. Each Fund will also enter into options on futures contracts for certain bona fide hedging, return enhancement and risk management purposes. Each Fund may purchase put and call options and write (that is, sell) "covered" put and call options on futures contracts that are traded on U.S. and foreign exchanges. An option on a futures contract gives the purchaser the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). If the option is exercised by the holder before the last trading day during the option period, the option writer delivers the futures position, as well as any balance in the writer's futures margin account, which represents the amount by which the market price of the stock index futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the stock index future. If it is exercised on the last trading day, the option writer delivers to the option holder cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index on the date the option expires.

  The holder or writer of an option may terminate its position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected.

  Each Fund may only write (that is, sell) covered put and call options on futures contracts. A Fund will be considered "covered" with respect to a call option it writes on a futures contract if the Fund owns the securities or currency that is deliverable under the futures contract or an option to purchase that futures contract having a strike price equal to or less than the strike price of the "covered" option and having an expiration date not earlier than the expiration date of the "covered" option, or if it segregates and maintains with its Custodian for the term of the option cash or other liquid assets, equal to the fluctuating value of the optioned futures. A Fund will be considered "covered" with respect to a put option it writes on a futures contract if it owns an option to sell that futures contract having a strike price equal to or greater than the strike price of the "covered" option and having an expiration date not earlier than the expiration date of the "covered" option, or if it segregates with its Custodian for the term of the option cash or other liquid assets at all times equal in value to the exercise price of the put (less any initial margin deposited by the Fund with its Custodian with respect to such put option). There is no limitation on the amount of a Fund's assets that can be segregated.

  Writing a put option on a futures contract serves as a partial hedge against an increase in the value of securities a Fund intends to acquire. If the futures price at expiration of the option is above the exercise price, the Fund will retain the full amount of the option premium that provides a partial hedge against any increase that may have occurred in the price of the securities the Fund intends to acquire. If the market price of the underlying futures contract is below the exercise price when the option is exercised, the Fund will incur a loss, which may be wholly or partially offset by the decrease in the value of the securities the Fund intends to acquire.

  Writing a call option on a futures contract serves as a partial hedge against a decrease in the value of a Fund's portfolio securities. If the market price of the underlying futures contract at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium, thereby partially hedging against any decline that may have occurred in the Fund's holdings of securities. If the futures price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be wholly or partially offset by the increase in the value of the securities in the Fund's portfolio that were being hedged.

  Each Fund will purchase put options on futures contracts to hedge its portfolio against the risk of a decline in the value of the securities it owns as a result of market activity or fluctuating currency exchange rates. Each Fund will also purchase call options on futures contracts as a hedge against an increase in the value of securities the Fund intends to acquire as a result of market activity or fluctuating currency exchange rates.

  Futures Contracts on Foreign Currencies and Options Thereon. Each Fund may buy and sell futures contracts on foreign currencies and purchase and write options thereon. Generally, foreign currency futures contracts and options thereon are similar to the futures contracts and options thereon discussed previously. By entering into currency futures and options thereon on U.S. and foreign exchanges, a Fund will seek to establish the rate at which it will be entitled to exchange U.S. dollars for another currency at a future time. By selling currency futures, the Fund will seek to establish the number of dollars it will receive at delivery for a certain amount of a foreign currency. In this way, whenever the Fund anticipates a decline in the value of a foreign currency against the U.S. dollar, the Fund can attempt to "lock in" the U.S. dollar value of some or all of the securities held in its portfolio that are denominated in that currency. By purchasing currency futures, each Fund can establish the number of dollars it will be required to pay for a specified amount of a foreign currency in a future month. Thus if a Fund intends to buy securities in the future and expects the U.S. dollar to decline against the relevant foreign currency during the period before the purchase is effected, the Fund can attempt to "lock in" the price in U.S. dollars of the securities it intends to acquire. At the time a futures contract is purchased or sold, the Fund must allocate cash or securities as initial margin. Thereafter, the futures contract is valued daily and the payment of "variation margin" may be required, resulting in the Fund's paying or receiving cash that reflects any decline or increase, respectively, in the contract's value, that is, "marked-to-market."

  The purchase of options on currency futures will allow each Fund, for the price of the premium and related transaction costs it must pay for the option, to decide whether or not to buy (in the case of a call option) or to sell (in the case of a put option) a futures contract at a specified price at any time during the period before the option expires. If an Adviser, in purchasing an option, has been correct in its judgment concerning the direction in which the market or the price of a foreign currency would move as against the U.S. dollar, the Fund may exercise the option and thereby take a futures position to hedge against the risk it had correctly anticipated or close out the option position at a gain that will offset, to some extent, market or currency exchange losses otherwise suffered by the Fund. If exchange rates move in a way a Fund did not anticipate, however, the Fund will have incurred the expense of the option without obtaining the expected benefit; any such movement in exchange rates may also thereby reduce rather than enhance the Fund's profits on its underlying securities transactions.

  Each Fund may also use European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

  Additional Risks of Options, Futures Contracts and Options on Futures Contracts. Futures contracts and options thereon on securities and currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign political, legal and economic factors, (2) lesser availability than in the U.S. of data on which to make trading decisions, (3) delays in the Fund's ability to act upon economic events occurring in the foreign markets during non-business hours in the U.S., (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S. and
(5) lesser trading volume.

  Exchanges on which options, futures contracts and options on futures contracts are traded may impose limits on the positions that a Fund may take in certain circumstances.

  Special Risk Considerations Relating to Futures Contracts and Options Thereon. There are several risks in connection with the use of futures contracts as a hedging device. Due to the imperfect correlation between the price of futures contracts and movements in the currency or group of currencies, the price of a futures contract may move more or less than the price of the currencies being hedged. The use of these instruments will hedge only the currency risks associated with investments in foreign securities, not market risks. In the case of futures contracts on securities indexes, the correlation between the price of the futures contract and the movements in the index may not be perfect. Therefore, a correct forecast of currency rates, market trends or international political trends by an Adviser may still not result in a successful hedging transaction.

  A Fund's ability to establish and close out positions in futures contracts and options on futures contracts will be subject to the development and maintenance of liquid markets. Although each Fund generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time. In the event no liquid market exists for a particular futures contract or option thereon in which the Fund maintains a position, it will not be possible to effect a closing transaction in that contract or to do so at a satisfactory price and the Fund would have to either make or take delivery under the futures contract or, in the case of a written option, wait to sell the underlying securities until the option expires or is exercised or, in the case of a purchased option, exercise the option. In the case of a futures contract or an option on a futures contract that the Fund has written and that the Fund is unable to close, the Fund would be required to maintain margin deposits on the futures contract or option and to make variation margin payments until the contract is closed.

  Successful use of futures contracts and options thereon by a Fund is subject to the ability of an Adviser to predict correctly movements in the direction of interest and foreign currency rates and the market generally. If the applicable Adviser's expectations are not met, the Fund would be in a worse position than if a hedging strategy had not been pursued. For example, if a Fund has hedged against the possibility of an increase in interest rates that would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet the requirements. These sales may, but will not necessarily, be at increased prices that reflect the rising market. A Fund may have to sell securities at a time when it is disadvantageous to do so.

  The hours of trading of futures contracts may not conform to the hours during which a Fund may trade the underlying securities. To the extent that the futures markets close before the securities markets, significant price and rate movements can take place in the securities markets that cannot be reflected in the futures markets.

  Limitations on the Purchase and Sale of Options on Stock Indexes and Futures Contracts and Options on Futures Contracts. Each Fund will engage in transactions in futures contracts and options thereon only for bona fide hedging, return enhancement and risk management purposes, in each case in accordance with the rules and regulations of the CFTC, and not for speculation.

  Each Fund will write put options on stock indexes and futures contracts on foreign currencies only if they are covered by segregating with the Fund's Custodian an amount of cash or other liquid assets equal to the aggregate exercise price of the puts. In accordance with CFTC regulations, a Fund may not purchase or sell futures contracts or options thereon if the initial margin and premiums for options on futures would exceed 5% of the liquidation value of the Fund's total assets after taking into account unrealized profits and unrealized losses on such contracts; provided, however, that in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The above restriction does not apply to the purchase and sale of futures contracts and options thereon for bona fide hedging purposes within the meaning of the CFTC regulations. In instances involving the purchase of futures contracts or call options thereon or the writing of put options thereon by a Fund, an amount of cash and other liquid assets equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be segregated with the Fund's Custodian to cover the position, or alternative cover will be employed, thereby insuring that the use of such instruments is unleveraged. Neither Fund intends to purchase options on securities indexes if the aggregate premiums paid for such outstanding options would exceed 10% of the Fund's total assets.

  Except as described below, a Fund will write call options on indexes only if on such date it holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts. When a Fund writes a call option on a broadly-based stock market index, the Fund will segregate or put into escrow with its Custodian, or pledge to a broker as collateral for the option, cash or other liquid assets substantially replicating the movement of the index, in the judgment of the Fund's investment adviser, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts.

  If a Fund has written an option on an industry or market segment index, it will segregate with its Custodian, or pledge to a broker as collateral for the option, at least ten "qualified securities," all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks that represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the Fund's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated or pledged in the case of broadly-based stock market index options or 25% of such amount in the case of industry or market segment index options. If at the close of business on any day the market value of such qualified securities so segregated or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the Fund will so segregate or pledge an amount in cash or other liquid assets equal in value to the difference. In addition, when a Fund writes a call on an index that is in-the-money at the time the call is written, the Fund will segregate with its Custodian or pledge to the broker as collateral cash or other liquid assets equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security that is listed on a national securities exchange or listed on Nasdaq against which a Fund has not written a stock call option and that has not been hedged by the Fund by the sale of stock index futures. However, if a Fund holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is segregated by the Fund in cash or other liquid assets with its Custodian, it will not be subject to the requirements described in this paragraph.

  Each Fund may engage in futures contracts and options on futures transactions as a hedge against changes, resulting from market or political conditions, in the value of the currencies to which the Fund is subject or to which the Fund expects to be subject in connection with future purchases. Each Fund may engage in such transactions when they are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund. Each Fund may write options on futures contracts to realize through the receipt of premium income a greater return than would be realized in the Fund's portfolio securities alone.

   Each Fund's purchase and sale of futures contracts and purchase and writing of options on futures contracts will be for the purpose of protecting its portfolio against anticipated future changes in foreign currency exchange rates that might otherwise either adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities that the Fund intends to purchase at a later date, and to enhance the Fund's return. As an alternative to bona fide hedging as defined by the CFTC, a Fund may comply with a different standard established by CFTC rules with respect to futures contracts and options thereon purchased by the Fund incidental to the Fund's activities in the securities markets, under which the value of the assets underlying such positions will not exceed the sum of (1) cash or other liquid assets segregated for this purpose, (2) cash proceeds on existing investments due within thirty days and (3) accrued profits on the particular futures contract or option thereon.

  In addition, CFTC regulations may impose limitations on a Fund's ability to engage in certain return enhancement and risk management strategies. There are no limitations on a Fund's use of futures contracts and options on futures contracts beyond the restrictions set forth above.

  Although each Fund intends to purchase or sell futures and options on futures only on exchanges where there appears to be an active market, there is no guarantee that an active market will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, when futures positions are used to hedge portfolio securities, such securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts.

Risks of Risk Management and Return Enhancement Strategies

  Participation in the options or futures market and in currency exchange transactions involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. A Fund, and thus its investors, may lose money through any unsuccessful use of these strategies. If an Adviser's predictions of movements in the direction of the securities or foreign currency markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of these strategies include: (1) dependence on an Adviser's ability to predict correctly movements in the direction of securities prices and currency markets; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; (5) the risk that the counterparty may be unable to complete the transaction; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate assets in connection with hedging transactions.

  Position Limits. Transactions by a Fund in futures contracts and options will be subject to limitations, if any, established by each of the exchanges, boards of trade or other trading facilities (including Nasdaq) governing the maximum number of options in each class that may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of futures contracts and options that a Fund may write or purchase may be affected by the futures contracts and options written or purchased by other investment advisory clients of an Adviser. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

Repurchase Agreements

  Each Fund may enter into repurchase agreements, whereby the seller of the security agrees to repurchase that security from the Fund at a mutually agreed-upon time and at a price in excess of the purchase price, reflecting an agreed-upon rate of return effective for the period of time the Fund's money is invested in the repurchase agreement. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon rate of return effective for the period of time the Fund's money is invested in the repurchase agreement. A Fund's repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily, and if the value of the instruments declines, the Fund will require additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreement declines, the Fund may incur a loss.

  A Fund will enter into repurchase transactions only with parties meeting creditworthiness standards approved by the applicable Adviser. In the event of a default or bankruptcy by a seller, each Fund will promptly seek to liquidate the collateral.

  Each Fund participates in a joint repurchase account with other investment companies managed by PIFM pursuant to an order of the Securities and Exchange Commission (SEC or the Commission). On a daily basis, any uninvested cash balances of a Fund may be aggregated with those of such investment companies and invested in one or more repurchase agreements. Each Fund participates in the income earned or accrued in the joint account based on the percentage of its investment.

Lending of Securities

  Consistent with applicable regulatory requirements, each Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided that outstanding loans do not exceed in the aggregate 33 1/3% of the value of the Fund's total assets and provided that such loans are callable at any time by the Fund and are at all times secured by cash or equivalent collateral (including a line of credit) that is equal to at least 100% of the market value, determined daily, of the loaned securities. During the time portfolio securities are on loan, the borrower will pay the Fund an amount equivalent to any dividend or interest paid on such securities and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower. The advantage of such loans is that the Fund continues to receive payments in lieu of the interest and dividends of the loaned securities, while at the same time earning interest either directly from the borrower or on the collateral that will be invested in short-term obligations.

  A loan may be terminated by the borrower or by a Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms determined to be creditworthy pursuant to procedures approved by the Board of Trustees of the Trust. On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would inure to the Fund.

  Since voting or consent rights that accompany loaned securities pass to the borrower, each Fund will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in the securities that are the subject of the loan. A Fund will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

Borrowing

  Each Fund may borrow up to 33 1/3% of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes or for the clearance of transactions. Each Fund may pledge up to 20% of its total assets to secure these borrowings. If a Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action (within 3 days) to reduce its borrowings. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell portfolio securities to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Neither Fund will purchase portfolio securities when borrowings exceed 5% of the value of its total assets.


Illiquid Securities

  Each Fund may hold up to 15% of its net assets in illiquid securities. If a Fund were to exceed this limit, the Advisers would take prompt action to reduce the Fund's holdings in illiquid securities to no more than 15% of its net assets as required by applicable law. Illiquid securities include repurchase agreements that have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable in markets within or outside of the United States. Repurchase agreements subject to demand are deemed to have a maturity equal to the applicable notice period.

  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the Securities Act), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities, convertible securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

  Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Advisers anticipate that the market for certain restricted securities such as institutional commercial paper and foreign securities will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. (NASD).

  Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and privately placed commercial paper for which there is a readily available market are treated as liquid only when deemed liquid under procedures established by the Trustees. A Fund's investment in Rule 144A securities could have the effect of increasing illiquidity to the extent that qualified institutional buyers become, for a limited time, uninterested in purchasing Rule 144A securities. The Advisers will monitor the liquidity of such restricted securities subject to the supervision of the Board of Trustees. In reaching liquidity decisions, an Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security and (4) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on
Section 4(2) of the Securities Act to be considered liquid, (a) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (NRSROs), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of an Adviser; and (b) it must not be "traded flat" (that is, without accrued interest) or in default as to principal or interest.

Securities of Other Investment Companies

  Each Fund is permitted to invest up to 10% of its total assets in securities of other non-affiliated investment companies. Neither Fund intends to invest in such securities during the coming year. If a Fund does invest in securities of other investment companies, shareholders of the Fund may be subject to duplicate management and advisory fees. See "Investment Restrictions."

Segregated Assets

  Each Fund segregates with its Custodian, State Street Bank and Trust Company, cash, U.S. government securities, equity securities (including foreign securities), debt securities or other liquid, unencumbered assets equal in value to its obligations in respect of potentially leveraged transactions. These include forward contracts, when-issued and delayed delivery securities, futures contracts, written options and options on futures contracts (unless otherwise covered). If collateralized or otherwise covered, in accordance with Commission guidelines, these will not be deemed to be senior securities. The assets segregated will be marked-to-market daily.

When-Issued and Delayed Delivery Securities

  Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased or sold by a Fund with payment and delivery taking place as much as a month or more in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund's Custodian will segregate cash or other liquid assets having a value equal to or greater than the Fund's purchase commitments. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement. At the time of delivery of the securities the value may be more or less than the purchase price and an increase in the percentage of a Fund's assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund's net asset value.

Temporary Defensive Strategy and Short-Term Investments

  When adverse market or economic conditions dictate a defensive strategy, a Fund may temporarily invest without limit in high quality money market instruments, including commercial paper of corporations, foreign government securities, certificates of deposit, bankers' acceptances and other obligations of domestic and foreign banks, non-convertible debt securities (corporate and government), obligations issued or guaranteed by the U.S. government, its agencies or its instrumentalities, repurchase agreements and cash (foreign currencies or U.S. dollars). Money market instruments typically have a maturity of one year or less as measured from the date of purchase.

  These instruments will be U.S. dollar denominated or denominated in a foreign currency. Such investments may be subject to certain risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, the seizure or nationalization of foreign deposits and foreign exchange controls or other restrictions.

  A Fund may also temporarily hold cash or invest in high quality foreign or domestic money market instruments pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs subject to the 65% policy.

Portfolio Turnover

  As a result of the investment policies described above, a Fund may engage in a substantial number of portfolio transactions. The portfolio turnover rate is generally the percentage computed by dividing the lesser of portfolio purchases or sales (excluding all securities, including options, whose maturities or expiration date at acquisition were one year or less) by the monthly average value of the portfolio. High portfolio turnover (100% or more) involves correspondingly greater brokerage commissions and other transaction costs that are borne directly by a Fund. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover. See "Brokerage Allocation and Other Practices" and "Taxes, Dividends and Distributions."

                            INVESTMENT RESTRICTIONS

  The following restrictions are fundamental policies. Fundamental policies are those that cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. A "majority of a Fund's outstanding voting securities," when used in this SAI, means the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding voting shares are present in person or represented by proxy or (2) more than 50% of the outstanding voting shares.

  Each Fund may not:

    1. Purchase securities on margin (but a Fund may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by the Fund of initial or maintenance margin in connection with futures or options is not considered the purchase of a security on margin.

    2. Make short sales of securities or maintain a short position if, when added together, more than 25% of the value of a Fund's net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales. Short sales "against-the-box" are not subject to this limitation.

    3. Issue senior securities, borrow money or pledge its assets, except that each Fund may borrow up to 33 1/3% of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes or for the clearance of transactions. Each Fund may pledge up to 20% of the value of its total assets to secure such borrowings. For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed delivery basis, forward foreign currency exchange contracts and collateral arrangements relating thereto, and collateral arrangements with respect to futures contracts and options thereon and with respect to the writing of options and obligations of a Fund to Trustees pursuant to deferred compensation arrangements are not deemed to be a pledge of assets subject to this restriction.

  4. Purchase any security (other than obligations of the U.S. government, its agencies or instrumentalities) if as a result 25% or more of the Fund's total assets (determined at the time of the investment) would be invested in a single industry.

  5. Buy or sell real estate or interests in real estate, except that each Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and publicly traded securities of real estate investment trusts.

  6. Buy or sell commodities or commodity contracts, except that each Fund may purchase and sell financial futures contracts and options thereon, and forward foreign currency exchange contracts.

  7. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

  8. Make investments for the purpose of exercising control or management.

  9. Invest in securities of other non-affiliated investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which each Fund will not hold more than 3% of the outstanding voting securities of any one investment company, will not have invested more than 5% of its total assets in any one investment company and will not have invested more than 10% of its total assets (determined at the time of investment) in such securities of one or more investment companies, or except as part of a merger, consolidation or other acquisition.

  10. Make loans, except through (a) repurchase agreements and (b) loans of portfolio securities limited to 33 1/3% of the Fund's total assets.

  11. Purchase more than 10% of all outstanding voting securities of any one issuer.

  Whenever any fundamental investment policy or investment restriction states a maximum percentage of a Fund's assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that a Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings, as required by applicable law.

                            MANAGEMENT OF THE TRUST

Name and Address** (Age) Position                       Principal Occupations
------------------------ with Trust                     During Past Five Years
                         ----------                     ----------------------
Eugene C. Dorsey (74)    Trustee           Retired President, Chief Executive Officer and
                                            Trustee of the Gannett Foundation (now Freedom
                                            Forum); former Publisher of four Gannett
                                            newspapers and Vice President of Gannett Co.,
                                            Inc.; past Chairman of Independent Sector,
                                            Washington, D.C. (largest national coalition of
                                            philanthropic organizations); formerly Chairman
                                            of the American Council for the Arts; formerly
                                            Director of the Advisory Board of Chase
                                            Manhattan Bank of Rochester; Director of First
                                            Financial Fund, Inc. and The High Yield Plus
                                            Fund, Inc.

Saul K. Fenster, Ph.D.   Trustee           President (since December 1978), New Jersey
 (68)                                       Institute of Technology; Commissioner (since
                                            1998) of the Middle States Association,
                                            Commission on Higher Education; Member (since
                                            1985) of the New Jersey Commission on Science
                                            and Technology; formerly, a director or trustee
                                            (1987-1999) of the New Jersey State Chamber of
                                            Commerce, Society of Manufacturing Engineering
                                            Education Foundation, the Research and
                                            Development Council of New Jersey, Prosperity
                                            New Jersey, Inc., the Edison Partnership,
                                            National Action Council for Minorities in
                                            Engineering, and IDT Corporation.

                                    Position                       Principal Occupations
Name and Address** (Age)            with Trust                     During Past Five Years
------------------------            ----------                     ----------------------
Robert F. Gunia* (54)               Trustee and Vice  Executive Vice President and Chief
                                    President          Administrative Officer (since June 1999) of
                                                       Prudential Investments; Executive Vice
                                                       President and Treasurer (since December 1996)
                                                       of PIFM; President (since April 1999) of
                                                       Prudential Investment Management Services LLC
                                                       (PIMS); Corporate Vice President (since
                                                       September 1997) of The Prudential Insurance
                                                       Company of America (Prudential); formerly
                                                       Senior Vice President (March 1987-May 1999) of
                                                       Prudential Securities Incorporated (Prudential
                                                       Securities); formerly Chief Administrative
                                                       Officer (July 1989-September 1996), Director
                                                       (January 1989-September 1996) and Executive
                                                       Vice President, Treasurer and Chief Financial
                                                       Officer (June 1987-December 1996) of Prudential
                                                       Mutual Fund Management, Inc. (PMF); Vice
                                                       President and Director (since May 1989) of The
                                                       Asia Pacific Fund, Inc.

Maurice Holmes (58)                 Trustee           Director of Center for Innovation in Product
                                                       Development, Professor of Engineering,
                                                       Massachusetts Institute of Technology (since
                                                       January 1998); formerly Chief Engineer and
                                                       Corporate Vice President, Xerox Corporation
                                                       (1972-1997).

Robert E. LaBlanc (67)              Trustee           President (since 1981) of Robert E. LaBlanc
                                                       Associates, Inc., (telecommunications);
                                                       formerly General Partner at Salomon Brothers
                                                       and Vice Chairman of Continental Telecom.
                                                       Director of Storage Technology Corporation
                                                       (since 1979), Chartered Semiconductor
                                                       Manufacturing, Ltd., Titan Corporation
                                                       (electronics, since 1995), Salient 3
                                                       Communications, Inc. (since 1995), Tribune
                                                       Company (since 1981) and Chartered
                                                       Semiconductor Ltd. (Singapore) (since 1998);
                                                       Trustee of Manhattan College; Director of First
                                                       Financial Fund, Inc. and The High Yield Plus
                                                       Fund, Inc.

Douglas H. McCorkindale             Trustee           Chief Executive Officer (since February 2001),
 (61)                                                  Chairman (since June 2000), and President
                                                       (since September 1997) of Gannett Co. Inc.
                                                       (publishing and media); formerly Vice Chairman
                                                       (March 1984-May 2000) of Gannett Co. Inc.;
                                                       Director of Gannet & Co. Inc., Global Crossing
                                                       Ltd. and Continental Airlines, Inc.

W. Scott McDonald, Jr., Ph.D. (64)  Trustee           Vice President (since 1997), Kaludis Consulting
                                                       Group, Inc. (a Sallie Mae company serving
                                                       higher education); formerly principal (1993-
                                                       1997), Scott McDonald & Associates, Chief
                                                       Operating Officer (1991-1995), Fairleigh
                                                       Dickinson University, Executive Vice President
                                                       and Chief Operating Officer (1975-1991), Drew
                                                       University; interim President (1988-1990), Drew
                                                       University and founding director of School,
                                                       College and University Underwriters Ltd.

Thomas T. Mooney (59)               Trustee           President of the Greater Rochester Metro Chamber
 55 St. Paul Street                                    of Commerce; formerly Rochester City Manager;
 Rochester, NY 14604                                   formerly Deputy Monroe County Executive;
                                                       Trustee of Center for Governmental Research,
                                                       Inc.; Director of Blue Cross of Rochester,
                                                       Monroe County Water Authority and Executive
                                                       Service Corps of Rochester; Director, President
                                                       and Treasurer of First Financial Fund, Inc. and
                                                       The High Yield Plus Fund, Inc.

Name and Address** (Age) Position                       Principal Occupations
------------------------ with Trust                     During Past Five Years
                         ----------                     ----------------------
David R. Odenath, Jr.*   Trustee and       President (since June 1999) of Prudential
 (44)                    President          Investments; Officer in Charge, President,
                                            Chief Executive Officer and Chief Operating
                                            Officer (since June 1999) of PIFM; Senior Vice
                                            President (since June 1999) of Prudential;
                                            formerly Senior Vice President (August 1993-May
                                            1999) of PaineWebber Group, Inc.

Stephen Stoneburn (57)   Trustee           President and Chief Executive Officer (since
                                            June 1996) of Quadrant Media Corp. (a
                                            publishing company); formerly President (June
                                            1995-June 1996) of Argus Integrated Media,
                                            Inc.; Senior Vice President and Managing
                                            Director (January 1993-1995) of Cowles Business
                                            Media and Senior Vice President of Fairchild
                                            Publications, Inc. (1975-1989).

Joseph Weber, Ph.D. (77) Trustee           Vice President, Finance, Interclass
                                            (international corporate learning) since 1991;
                                            formerly President, The Alliance for Learning;
                                            retired Vice President, Member of the Board of
                                            Directors and Member of the Executive and
                                            Operating Committees, Hoffmann-LaRoche Inc.;
                                            Member, Board of Overseers, New Jersey
                                            Institute of Technology. Trustee and Vice
                                            Chairman Emeritus, Fairleigh Dickinson
                                            University.

Clay T. Whitehead (62)   Trustee           President (since 1983) of National Exchange Inc.
 P.O. Box 8090                              (new business development firm).
 McLean, VA 22106-8090

Judy A. Rice (53)        Vice President    Executive Vice President (since 1999) of
                                            Prudential Investments; Executive Vice
                                            President (since 1999) of PIFM; formerly
                                            various positions to Senior Vice President
                                            (1992-1999) of Prudential Securities; and
                                            various positions to Managing Director (1975-
                                            1992) of Shearson Lehman Advisors; Governor of
                                            the Money Management Institute and member of
                                            the Prudential Securities Operating Council and
                                            the National Association for Variable
                                            Annuities.

George P. Attisano (45)  Secretary         Vice President and Corporate Counsel (since
                                            January 2001) of Prudential; formerly Assistant
                                            General Counsel (September 2000-January 2001)
                                            of Prudential; Associate Attorney (April 1998-
                                            September 2000) of Kramer Levin Naftalis &
                                            Frankel LLP; Associate Attorney (September
                                            1996-April 1998) of Willkie Farr & Gallagher;
                                            Counsel (September 1995-September 1996) of The
                                            Dreyfus Corporation (Dreyfus).

William V. Healey (47)   Assistant         Vice President and Associate General Counsel
                         Secretary          (since August 1998) of Prudential; Chief Legal
                                            Officer (since August 1998) of Prudential
                                            Investments; Director (since June 1999) of ICI
                                            Mutual Insurance Company; prior to August 1998,
                                            Associate General Counsel of Dreyfus, a
                                            subsidiary of Mellon Bank, N.A. (Mellon Bank),
                                            and an officer and/or director of various
                                            affiliates of Mellon Bank and Dreyfus.

Grace C. Torres (41)     Treasurer and     First Vice President (since December 1996) of
                         Principal          PIFM; formerly First Vice President (March
                         Financial and      1993-1999) of Prudential Securities; First Vice
                         Accounting         President (March 1994-September 1996) of
                         Officer            Prudential Mutual Fund Management, Inc.

---------

* "Interested" Trustee, as defined in the Investment Company Act, by reason of affiliation with the Manager, an Adviser or the Distributor.

** Except as noted above, the address of the Trustees and officers is c/o
   Prudential Investments Fund Management LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

  The Trust has Trustees who, in addition to overseeing the actions of each Fund's Manager, Advisers and Distributor, decide upon matters of general policy. The Trustees also review the actions of the Trust's officers who conduct and supervise the daily business operations of the Funds.

  The Trustees have adopted a retirement policy that calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75, except that Mr. Weber will retire by December 31, 2002.

  Pursuant to the terms of Management Agreements with the Trust, the Manager pays all compensation of officers and employees of the Trust as well as the fees and expenses of all Trustees of the Trust who are affiliated persons of the Manager. The Trust currently pays each of its Trustees who is not an affiliated person of PIFM or the Advisers annual compensation in addition to certain out-of-pocket expenses. The amount of annual compensation paid to each Trustee may change as a result of the introduction of additional funds on the boards of which the Trustee will be asked to serve, as well as service by such Trustee on one or more committees.

  Trustees may receive their Trustees' fees pursuant to a deferred fee agreement with the Trust. Under the terms of the agreement, the Trust accrues daily the amount of Trustees' fees in installments that accrue interest at a rate equivalent to the prevailing rate applicable to 90-day U.S. Treasury bills at the beginning of each calendar quarter or, pursuant to a Commission exemptive order, at the daily rate of return of any Prudential mutual fund. Payment of the interest so accrued is also deferred and accruals become payable at the option of the Trustee. The Trust's obligation to make payments of deferred Trustees' fees, together with interest thereon, is a general obligation of the Trust.

  The following table sets forth the total compensation paid to the Trustees by the Trust for the fiscal period ended February 28, 2001 and the aggregate compensation paid for the calendar year ended December 31, 2000 to the Trustees who are not affiliated with the Manager for service on the boards of all investment companies managed by PIFM (Fund Complex).

                              Compensation Table

                                  Total FYE    Total 2000
                                   2/28/01    Compensation
                                 Compensation  From Fund
                                     from     Complex Paid
      Name of Trustee             the Trust   To Trustees
      ---------------            ------------ ------------
      Eugene C. Dorsey**            $4,594      $144,000(19/47)*
      Saul K. Fenster               $3,117      $ 91,700(27/82)*
      Robert F. Gunia+                --          None
      Maurice Holmes                $3,850      $ 41,250(8/24)*
      Robert E. LaBlanc             $4,050      $110,000(22/41)*
      Douglas H. McCorkindale**     $3,929      $110,000(21/42)*
      W. Scott McDonald, Jr.        $2,244      $ 91,700(27/82)*
      Thomas T. Mooney**            $3,906      $173,000(32/65)*
      David R. Odenath, Jr.+          --          None
      Stephen Stoneburn             $3,850      $110,000(22/41)*
      Joseph Weber                  $3,117      $ 73,333(14/64)*
      Clay T. Whitehead             $3,850      $173,000(35/59)*

---------
* Indicates number of funds/portfolios in Fund Complex to which aggregate compensation relates.

** Although the last column shows the total amount paid to Trustees from the Fund Complex during the calendar year ended December 31, 2000, compensation from all of the funds in the Fund Complex for the calendar year ended December 31, 2000, includes amounts deferred at the election of Trustees under the funds' deferred compensation plans. Including accrued interest, total compensation amounted to $140,010, $124,810 and $179,810 for Messrs. Dorsey, McCorkindale and Mooney, respectively.
+ Interested Trustees do not receive compensation from the Trust or any fund in the Fund Complex.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

  Trustees of the Trust are eligible to purchase Class Z shares of the Funds, which are sold without either an initial sales charge or contingent deferred sales charge to a limited group of investors.

  As of April 6, 2001, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of beneficial interest of each Fund.

  As of April 6, 2001, the owners, directly or indirectly, of more than 5% of the outstanding shares of beneficial interest of each Fund were as follows:

                                                                Number of Shares
                                                                   (% of Fund
      Name                     Address           Fund (class)        class)
      ----             ----------------------- ---------------- ----------------
      Mr. Chris Carey  450 Claremont Rd        New Era Growth/Z   300,000/8.3%
                       Bernardsville, NJ 07924

  As of April 6, 2001, Prudential Securities was record holder for other beneficial owners of the following shares of beneficial interest outstanding and entitled to vote in each Fund:

                           Number of Shares
      Fund                 (% of Fund class)
      ----                 -----------------
      Focused Growth Fund
       Class A               5,188,296/90%
       Class B              16,458,613/87%
       Class C              11,847,159/90%
       Class Z                          0%
      New Era Growth Fund
       Class A               6,450,896/94%
       Class B              11,915,364/95%
       Class C              10,547,844/97%
       Class Z                          0%

                    INVESTMENT ADVISORY AND OTHER SERVICES

Manager and Investment Advisers

  The manager of the Funds is Prudential Investments Fund Management LLC (PIFM or the Manager), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077. PIFM serves as manager to all of the other investment companies that comprise the Prudential mutual funds. See "How the Fund is Managed-- Manager" in the Prospectuses of the Funds. As of March 31, 2001, PIFM managed and/or administered open-end and closed-end management investment companies with assets of approximately $96.7 billion.

  PIFM is a wholly-owned subsidiary of PIFM Holdco, Inc., which is a wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a wholly-owned subsidiary of Prudential. Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent), an affiliate of PIFM, serves as the transfer agent for the Funds.

  Pursuant to two Management Agreements with the Trust (each, a Management Agreement, and collectively, the Management Agreements), PIFM, subject to the supervision of the Trust's Board of Trustees and in conformity with the stated policies of each Fund, manages both the investment operations of each Fund and the composition of each Fund's portfolio, including the purchase, retention, disposition and loan of securities and other assets. In connection therewith, PIFM is obligated to keep certain books and records of each Fund. PIFM also administers each Fund's business affairs and, in connection therewith, furnishes the Funds with office facilities, together with those ordinary clerical and bookkeeping services that are not being furnished by State Street Bank and Trust Company, the Funds' custodian (the Custodian), and PMFS, the Funds' transfer and dividend disbursing agent. The management services of PIFM for the Funds are not exclusive under the terms of the Management Agreements and PIFM is free to, and does, render management services to others.

  For its services, PIFM receives, pursuant to the Management Agreements, a fee at an annual rate of 0.90% of each Fund's average daily net assets up to and including $1 billion and 0.85% of average daily net assets in excess of $1 billion. The fee is computed daily and payable monthly.

  The following table shows the amounts that the Funds paid to PIFM pursuant to each Management Agreement for the periods from each Fund's inception date through February 28, 2001.

      Fund                             Inception Date                           Amount
      ----                            -----------------                       ----------
      Focused Growth Fund             June 1, 2000                            $2,477,661
      New Era Growth Fund             November 22, 2000                       $  814,947

  In connection with its management of the business affairs of each Fund, PIFM bears the following expenses:

  (a) the salaries and expenses of all personnel of each Fund and the Manager, except the fees and expenses of Trustees who are not affiliated persons of PIFM or a Fund's Advisers;

  (b) all expenses incurred by PIFM or by a Fund in connection with managing the ordinary course of the Fund's business, other than those assumed by the Fund as described below; and

  (c) the costs and expenses payable to Prudential Investment Management, Inc. (formerly The Prudential Investment Corporation), doing business as Prudential Investments, under a Sub-Management Agreement, and to Massachusetts Financial Services Company (MFS), Jennison Associates LLC (Jennison) and Alliance Capital Management, L.P. (Alliance, and collectively with MFS and Jennison, the Advisers) pursuant to the subadvisory agreements between Prudential Investments and Jennison and between PIFM and MFS, Jennison or Alliance, respectively (the Subadvisory Agreements).

  Under the terms of its Management Agreement, each Fund is responsible for the payment of the following expenses: (a) the fees payable to the Manager,
(b) the fees and expenses of Trustees who are not affiliated persons of the Manager or the Fund's Advisers, (c) the fees and certain expenses of the Custodian and Transfer Agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Fund and of pricing the Fund's shares, (d) the charges and expenses of legal counsel and independent accountants for the Fund, (e) brokerage commissions and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions, (f) all taxes and corporate fees payable by the Fund to governmental agencies, (g) the fees of any trade associations of which the Fund may be a member, (h) the cost of share certificates representing shares of the Fund, (i) the cost of fidelity and liability insurance, (j) certain organization expenses of the Fund and the fees and expenses involved in registering and maintaining registration of the Fund and of its shares with the Commission, including the preparation and printing of the Fund's registration statements and prospectuses for such purposes, and paying the fees and expenses of notice filings made in accordance with state securities laws, (k) allocable communications expenses with respect to investor services and all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders, (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and (m) distribution fees.

  Each Management Agreement provides that PIFM will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Each Management Agreement provides that it will terminate automatically if assigned, and that it may be terminated without penalty by either party upon not more than 60 days' nor less than 30 days' written notice. Each Management Agreement will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in conformity with the Investment Company Act.

  Each Subadvisory Agreement provides that the applicable Adviser will furnish investment advisory services to approximately 50% of the applicable Fund's portfolio in connection with the management of the Fund. In connection therewith, MFS, Jennison and Alliance are obligated to keep certain books and records of their respective Fund. Under the Subadvisory Agreements, the Advisers, subject to the supervision of PIFM, are responsible for managing the assets of its respective Fund in accordance with its investment objective, investment program and policies. The Advisers determine what securities and other instruments are purchased and sold for its respective Fund and are responsible for obtaining and evaluating financial data relevant to the Funds. PIFM continues to have responsibility for all investment advisory services pursuant to the Management Agreement.

  With respect to the Focused Growth Fund, PIFM has entered into a Sub-Management Agreement with Prudential Investments and a Subadvisory Agreement with Alliance. Prudential Investments has entered into a Subadvisory Agreement with Jennison for this Fund. The Sub-Management Agreement provides that Prudential Investments shall provide Jennison certain research services and will assist with the maintenance of books and records as Jennison may request from time to time. For its services, Prudential Investments is compensated by PIFM at an annual rate of 0.60% of the average daily net assets of the Focused Growth Fund managed by Prudential Investments on total Fund assets up to and including $1 billion and 0.55% of such average daily net assets on total Fund assets in excess of $1 billion. Under the Subadvisory Agreements for the Focused Growth Fund, Alliance is compensated by PIFM for its services at an annual rate of 0.60% of the average daily net assets of the Fund managed by Alliance up to and including $1 billion of total Fund assets and 0.55% of such average daily net assets on total Fund assets in excess of $1 billion, and Jennison is compensated by Prudential Investments (as Sub-Manager) for its services at an annual rate of 0.30% of the average daily net assets advised by Jennison on total Fund assets up to $300 million and 0.25% of such average daily net assets on total Fund assets in excess of $300 million.

  Under the Subadvisory Agreements for the New Era Growth Fund, MFS is compensated by PIFM for its services at an annual rate of 0.50% of the average daily net assets for the portion of such assets that MFS manages up to and including $1 billion of total Fund assets and 0.40% of such average daily net assets in excess of $1 billion of total Fund assets, and Jennison is compensated by PIFM for its services at an annual rate of 0.50% of the average daily net assets advised by Jennison on total Fund assets up to $1 billion and 0.40% of such average daily net assets on total Fund assets in excess of $1 billion.

  Each of the Subadvisory Agreements and the Sub-Management Agreement provides that it will terminate in the event of its assignment (as defined in the Investment Company Act) or upon the termination of the Management Agreement pursuant to which such Subadvisory or Sub-Management Agreement was entered into. Each Subadvisory Agreement and the Sub-Management Agreement may be terminated by the Trust, PIFM or the applicable Adviser (or, with respect to the Sub-Management Agreement, the Sub-Manager) upon not more than 60 days', nor less than 30 days', written notice. Each of the Subadvisory Agreements and the Sub-Management Agreement provides that it will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the Investment Company Act.

Principal Underwriter, Distributor and Rule 12b-1 Plans

  Prudential Investment Management Services LLC (PIMS or the Distributor), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, acts as the distributor of the shares of each Fund. See "How the Fund is Managed-- Distributor" in each Fund's Prospectus. PIMS is a subsidiary of Prudential.


  Pursuant to separate Distribution and Service Plans (the Class A Plan, the Class B Plan and the Class C Plan, collectively, the Plans) adopted by the Trust on behalf of each Fund under Rule 12b-1 under the Investment Company Act and a distribution agreement (the Distribution Agreement), the Distributor incurs the expenses of distributing each Fund's Class A, Class B and Class C shares, respectively. The Distributor also incurs the expenses of distributing the Class Z shares of each Fund under the Distribution Agreement, none of which are reimbursed by or paid for by the Fund.

  The expenses incurred under the Plans include commissions and account servicing fees paid to, or on account of, brokers or financial institutions that have entered into agreements with the Distributor, advertising expenses, the cost of printing and mailing prospectuses to potential investors and indirect and overhead costs of the Distributor associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

  Under the Plans, each Fund is obligated to pay distribution and/or service fees to the Distributor as compensation for its distribution and service activities, not as reimbursement for specific expenses incurred. If the Distributor's expenses exceed its distribution and service fees, a Fund will not be obligated to pay any additional expenses. If the Distributor's expenses are less than such distribution and service fees, it will retain its full fees and realize a profit.

  The distribution and/or service fees may also be used by the Distributor to compensate on a continuing basis brokers in consideration for the distribution, marketing, administrative and other services and activities provided by brokers with respect to the promotion of the sale of a Fund's shares and the maintenance of related shareholder accounts.

  Class A Plans. Under each Class A Plan, each Fund may pay the Distributor for its distribution-related expenses with respect to Class A shares at an annual rate of up to 0.30% of the average daily net assets of the Class A shares. Each Class A Plan provides that (1) up to 0.25% of the average daily net assets of the Class A shares may be used to pay for personal service and/or the maintenance of shareholder accounts (service fee) and (2) total distribution fees (including the service fee of 0.25%) may not exceed 0.30% of the average daily net assets of the Class A shares. The Distributor has contractually agreed to limit its distribution-related fees payable under each Class A Plan to 0.25% of the average daily net assets of the Class A shares for the fiscal year ending February 28, 2002 and contractually limited its distribution-related fees for the fiscal period ended February 28, 2001 to 0.25% of the average daily net assets of the Class A shares. The Distributor also receives an initial sales charge from shareholders. The table below sets forth the payments received by the Distributor under each Class A Plan, the amount spent by the Distributor in distributing Class A shares and the amount of initial sales charges received by the Distributor in connection with the sale of Class A shares for the fiscal periods ended February 28, 2001.

                     Distribution Fees  Amount Spent
                        Received by     Distributing
Fund                    Distributor    Class A Shares Initial Sales Charge
----                 ----------------- -------------- --------------------
Focused Growth Fund      $110,806         $98,100          $2,885,400
New Era Growth Fund      $ 46,924         $32,100          $2,476,200

  The amounts spent by the Distributor in distributing Class A shares was primarily for the payment of account servicing fees to financial advisers and other persons who sell Class A shares.

  Class B and Class C Plans. Under the Class B and Class C Plans, each Fund pays the Distributor for its distribution-related expenses with respect to Class B and Class C shares at an annual rate of 1% of the average daily net assets of each of the applicable Class B and Class C shares. The Class B and Class C Plans provide for the payment to the Distributor of (1) an asset-based sales charge of 0.75% of the average daily net assets of each of the Class B and Class C shares, respectively, and (2) a service fee of 0.25% of the average daily net assets of each of the Class B and Class C shares. The service fee is used to pay for personal service and/or the maintenance of shareholder accounts.

  Class B Plans. For the fiscal periods ended February 28, 2001, the Distributor received the distribution fees paid by the Funds and the proceeds of contingent deferred sales charges paid by investors on the redemption of Class B shares as set forth below:

                              Amount of     Approximate Contingent
      Fund                 Distribution Fee Deferred Sales Charges
      ----                 ---------------- ----------------------
      Focused Growth Fund     $1,232,457           $416,000
      New Era Growth Fund     $  321,690           $ 88,600

  For the fiscal periods ended February 28, 2001, it is estimated that the Distributor spent approximately the following amounts in connection with the distribution of the Funds' Class B shares:

                           Printing and                    Commission
                             Mailing     Compensation to   Payments to
                           Prospectuses   Broker/Dealers    Financial                Total
                             to Other    for Commissions   Advisers of              Amount
                           than Current to Representatives Prudential   Overhead   Spent by
      Fund                 Shareholders and Other Expenses Securities    Costs*   Distributor
      ----                 ------------ ------------------ ----------- ---------- -----------
      Focused Growth Fund    $20,500         $402,800      $1,044,700  $7,608,400 $9,076,400
      New Era Growth Fund    $   -0-         $ 79,300      $1,124,700  $4,823,300 $6,027,300

---------

* Includes (a) the expenses of operating the branch offices of Prudential Securities and Pruco Securities Corporation (Prusec) in connection with the sale of Fund shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communication costs and the costs of stationery and supplies, (b) the cost of client sales seminars, (c) expenses of mutual fund sales coordinators to promote the sale of Fund shares and (d) other incidental expenses relating to branch promotion of fund sales.

  Class C Plans. For the fiscal periods ended February 28, 2001, the Distributor received the distribution fees paid by the Funds under the Class C Plans, initial sales charges and the proceeds of contingent deferred sales charges paid by investors on the redemption of shares as set forth below:

                                            Approximate  Approximate
                                              Initial     Contingent
                              Amount of        Sales    Deferred Sales
      Fund                 Distribution Fee   Charges      Charges
      ----                 ---------------- ----------- --------------
      Focused Growth Fund      $908,657     $1,511,200     $146,400
      New Era Growth Fund      $283,678     $1,090,400     $ 30,700

  For the fiscal periods ended February 28, 2001, it is estimated that the Distributor spent approximately the following amounts in connection with the distribution of the Funds' Class C shares:

                                                           Commission
                                                            Payments
                           Printing and                        to
                             Mailing     Compensation to   Financial
                           Prospectuses   Broker/Dealers    Advisers                Total
                             to Other    for Commissions       of                  Amount
                           than Current to Representatives Prudential  Overhead   Spent by
      Fund                 Shareholders and Other Expenses Securities   Costs*   Distributor
      ----                 ------------ ------------------ ---------- ---------- -----------
      Focused Growth Fund    $15,600         $11,000        $294,400  $1,389,000 $1,710,000
      New Era Growth Fund    $   -0-         $ 1,200        $454,700  $  893,200 $1,349,100

---------

* Includes (a) the expenses of operating the branch offices of Prudential Securities and Prusec in connection with the sale of Fund shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communication costs and the costs of stationery and supplies, (b) the cost of client sales seminars, (c) expenses of mutual fund sales coordinators to promote the sale of Fund shares and (d) other incidental expense relating to branch promotion of Fund sales.

  Distribution expenses attributable to the sale of Class A, Class B or Class C shares of each Fund will be allocated to each such class based upon the ratio of sales of each such class to the sales of Class A, Class B and Class C shares of the Fund other than expenses allocable to a particular class. The distribution fee and sales charge of one class will not be used to subsidize the sale of another class.

  The Class A, Class B and Class C Plans continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees, including a majority vote of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Class A, Class B and Class C Plans or in any agreement related to the Plans (the Rule 12b-1 Trustees), cast in person at a meeting called for the purpose of voting on such continuance. A Plan may be terminated at any time, without penalty, by the vote of a majority of the Rule 12b-1 Trustees or by the vote of the holders of a majority of the outstanding shares of the applicable class of a Fund on not more than 60 days', nor less than 30 days', written notice to any other party to the Plan. The Plans may not be amended to increase materially the amounts to be spent for the services described therein without approval by the shareholders of the applicable class, and all material amendments are required to be approved by the Board of Trustees in the manner described above. Each Plan will automatically terminate in the event of its assignment. A Fund will not be obligated to pay expenses incurred under any Plan if it is terminated or not continued.

  Pursuant to each Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred on behalf of each class of shares of the Funds by the Distributor. The report will include an itemization of the distribution expenses and the purposes of such expenditures. In addition, as long as the Plans remain in effect, the selection and nomination of Rule 12b-1 Trustees shall be committed to the Rule 12b-1 Trustees.

  Pursuant to the Distribution Agreement, each Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the federal securities laws.

  In addition to distribution and service fees paid by each Fund under the Class A, Class B and Class C Plans, the Manager (or one of its affiliates) may make payments to dealers (including Prudential Securities) and other persons who distribute shares of a Fund (including Class Z shares). Such payments may be calculated by reference to the net asset value of shares sold by such persons or otherwise.

Fee Waivers/Subsidies

  PIFM may from time to time voluntarily waive all or a portion of its management fee and subsidize all or a portion of the operating expenses of a Fund. In addition, the Distributor has contractually agreed to waive a portion of its distribution and service (12b-1) fees for the Class A shares for the fiscal year ending February 28, 2002. Fee waivers and subsidies will increase a Fund's total return.

NASD Maximum Sales Charge Rule

  Pursuant to rules of the NASD, the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of each class of shares. Interest charges equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge of a Fund may not exceed 0.75%. The 6.25% limitation applies to each class of a Fund rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of total gross sales of any class, all sales charges on shares of that class would be suspended.

Other Service Providers

  State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, serves as Custodian for the portfolio securities of each Fund and cash and in that capacity maintains certain financial and accounting books and records pursuant to an agreement with the Trust. Subcustodians provide custodial services for each Fund's foreign assets held outside the United States.

  Prudential Mutual Fund Services LLC (PMFS), 194 Wood Avenue South, Iselin, New Jersey 08830, serves as the transfer and dividend disbursing agent of each Fund. PMFS is a wholly-owned subsidiary of PIFM. PMFS provides customary transfer agency services to each Fund, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, the payment of dividends and distributions and related functions. For these services, PMFS receives an annual fee per shareholder account of $10.00, a new account set-up fee for each manually established account of $2.00 and a monthly inactive zero balance account fee per shareholder account of $.20. PMFS is also reimbursed for its out-of-pocket expenses, including but not limited to postage, stationery, printing, allocable communication expenses and other costs.

  PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as each Fund's independent accountants and in that capacity audits the annual financial statements of the Fund.

Codes of Ethics

  The Board of Trustees of the Trust has adopted a Code of Ethics. In addition, the Manager, Prudential Investments, as Sub-Manager, the Advisers and the Distributor have each adopted a Code of Ethics (the Codes). The Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. However, the protective provisions of the Codes prohibit certain investments and limit such personnel from making investments during periods when a Fund is making such investments. The Codes are on public file with, and are available from, the Commission.

                   BROKERAGE ALLOCATION AND OTHER PRACTICES

  The Manager is responsible for decisions to buy and sell securities, futures and options on securities and futures for the Funds, the selection of brokers, dealers and futures commission merchants to effect the transactions and the negotiation of brokerage commissions, if any. The term "Manager" as used in this section includes the Advisers. Broker-dealers may receive brokerage commissions on Fund portfolio transactions, including options and the purchase and sale of underlying securities upon the exercise of options. On foreign securities exchanges, commissions may be fixed. Orders may be directed to any broker, dealer or futures commission merchant including, to the extent and in the manner permitted by applicable law, Prudential Securities, one of the Advisers or an affiliate thereof (an affiliated broker). Brokerage commissions on United States securities options and futures are subject to negotiation between the Manager and the broker or futures commission merchant.

  In the over-the-counter markets, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid. No Fund will deal with an affiliated broker in any transaction in which the affiliated broker acts as principal, except in accordance with rules of the Commission. Thus, it will not deal in the over-the-counter market with an affiliated broker acting as market maker, and it will not execute a negotiated trade with an affiliated broker if execution involves the affiliated broker acting as principal with respect to any part of a Fund's order.

  In placing orders for portfolio securities of a Fund, the Manager's overriding objective is to obtain the best possible combination of favorable price and efficient execution. The Manager seeks to effect each transaction at a price and commission that provides the most favorable total cost or proceeds reasonably attainable in the circumstances. The factors that the Manager may consider in selecting a particular broker, dealer or futures commission merchant (firms) are the Manager's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the portfolio transaction; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular transaction; confidentiality; the execution, clearance and settlement capabilities of the firms; the availability of research and research related services provided through such firms; the Manager's knowledge of the financial stability of the firms; the Manager's knowledge of actual or apparent operational problems of firms; and the amount of capital, if any, that would be contributed by firms executing the transaction. Given these factors, a Fund may pay transaction costs in excess of that which another firm might have charged for effecting the same transaction.

  When the Manager selects a firm that executes orders or is a party to portfolio transactions, relevant factors taken into consideration are whether that firm has furnished research and research products and/or services, such as research reports, research compilations, statistical and economic data, computer data bases, quotation equipment and services, research oriented computer software, hardware and services, reports concerning the performance of accounts, valuations of securities, investment related periodicals, investment seminars and other economic services and consultants. Such services are used in connection with some or all of the Manager's investment activities; some of such services, obtained in connection with the execution of transactions for one investment account, may be used in managing other accounts, and not all of these services may be used in connection with a Fund.

  The Manager maintains an internal allocation procedure to identify those firms who have provided it with research and research related products and/or services, and the amount that was provided, and to endeavor to direct sufficient commissions to them to ensure the continued receipt of those services that the Manager believes provide a benefit to a Fund and its other clients. The

Manager makes a good faith determination that the research and/or service is reasonable in light of the type of service provided and the price and execution of the related portfolio transactions.

  When the Manager deems the purchase or sale of equities to be in the best interests of a Fund or its other clients, including Prudential, the Manager may, but is under no obligation to, aggregate the transactions in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the transactions, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to its clients.

  The allocation or orders among firms and the commission rates paid are reviewed periodically by the Trust's Board of Trustees. Portfolio securities may not be purchased from any underwriting or selling syndicate of which an affiliated broker, during the existence of the syndicate, is a principal underwriter (as defined in the Investment Company Act), except in accordance with rules of the Commission. This limitation, in the opinion of each Fund, will not significantly affect the Fund's ability to pursue its present investment objective. However, in the future, in other circumstances, a Fund may be at a disadvantage because of this limitation in comparison to other funds with similar objectives but not subject to such limitations.

  Subject to the above considerations, an affiliated broker may act as a securities broker, dealer or futures commission merchant for a Fund. In order for an affiliated broker to effect any portfolio transactions for a Fund, the commissions, fees or other remuneration received by an affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other firms in connection with comparable transactions involving similar securities or futures being purchased or sold on an exchange during a comparable period of time. This standard would allow an affiliated broker to receive no more than the remuneration that would be expected to be received by an unaffiliated firm in a commensurate arm's-length transaction. Furthermore, the Board of Trustees of the Trust, including a majority of non-interested Trustees, has adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standard. In accordance with Section 11(a) of the Securities Exchange Act of 1934, Prudential Securities may not retain compensation for effecting transactions on a national securities exchange for a Fund unless the Fund has expressly authorized the retention of such compensation. Prudential Securities must furnish to each Fund at least annually a statement setting forth the total amount of all compensation retained by Prudential Securities from transactions effected for the Fund during the applicable period. Brokerage and futures transactions with Prudential Securities (or any affiliate) are also subject to such fiduciary standards as may be imposed upon Prudential Securities (or such affiliate) by applicable law.

  The table below sets forth certain information concerning the payment of commissions by the Funds, including the commissions paid to Prudential Securities or any other affiliate of the Trust or an Adviser for the periods ended February 28, 2001.

                                                          Focused     New Era
                                                        Growth Fund Growth Fund
                                                        ----------- -----------
      Total brokerage commissions paid by the Fund       $889,100    $403,500
      Total brokerage commissions paid to Prudential
       Securities or affiliates of the Trust or the
       Advisers                                          $  5,800    $    720
      Percentage of total brokerage commissions paid
       to Prudential Securities or other affiliates of
       the Trust or the Advisers                             0.7%        0.2%
      Percentage of the aggregate dollar amount of
       portfolio transactions involving the payment of
       commissions to Prudential Securities or other
       affiliates of the Trust or the Advisers               0.7%        0.2%

  Of the total brokerage commissions paid during that period, $785,453 (or 88.34%) with respect to the Focused Growth Fund and $283,449 (or 70.25%) with respect to the New Era Growth Fund, were paid to firms that provided research, statistical or other services to the Manager. PIFM has not separately identified a portion of such brokerage commissions as applicable to the provision of such research, statistical or other services.

  The Trust is required to disclose the Funds' holdings of securities of the Trust's regular brokers and dealers (as defined under Rule 10b-1 of the Investment Company Act) and their parents at February 28, 2001. The following table shows such holdings as of that date.

      Fund                         Broker Dealer            Amount   Debt/Equity
      ----                 ------------------------------ ---------- -----------
      Focused Growth Fund  J.P. Morgan Chase & Co.        $1,796,410   Equity
                           General Electric Capital Corp. $7,773,000   Equity
                           American Express Co.           $4,268,000   Equity
      New Era Growth Fund  Goldman Sachs Group Inc.       $1,449,650   Equity
                           Lehman Brothers Holdings, Inc. $3,508,015   Equity
                           State Street Corp.             $2,983,365   Equity
                           American Express Co.           $8,106,000     Debt
                           General Electric Capital Corp. $  734,000     Debt

               CAPITAL SHARES, OTHER SECURITIES AND ORGANIZATION

  The Trust is authorized to issue an unlimited number of shares of beneficial interest, $.01 par value per share, currently divided into three series and four classes, designated Class A, Class B, Class C and Class Z shares. Each class of shares represents an interest in the same assets of a Fund and is identical in all respects except that (1) each class is subject to different sales charges and distribution and/or service fees (except for Class Z shares, which are not subject to any sales charges and distribution and/or service fees), which may affect performance, (2) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (3) each class has a different exchange privilege, (4) only Class B shares have a conversion feature and (5) Class Z shares are offered exclusively for sale to a limited group of investors. In accordance with the Trust's Declaration of Trust, the Trustees may authorize the creation of additional series and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. The voting rights of the shareholders of a series or class can be modified only by the vote of shareholders of that series or class.

  Shares of each Fund, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Shares are also redeemable at the option of a Fund under certain circumstances. Each share of each class is equal as to earnings, assets and voting privileges, except as noted above, and each class of shares (with the exception of Class Z shares, which are not subject to any distribution or service fees) bears the expenses related to the distribution of its shares. Except for the conversion feature applicable to the Class B shares, there are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of each Fund is entitled to its portion of all of the Fund's assets after all debt and expenses of the Fund have been paid. Since Class B and Class C shares generally bear higher distribution expenses than Class A shares, the liquidation proceeds to shareholders of those classes are likely to be lower than to Class A shareholders and to Class Z shareholders, whose shares are not subject to any distribution and/or service fees.

  The Trust does not intend to hold annual meetings of shareholders unless otherwise required by law. The Trust will not be required to hold meetings of shareholders unless, for example, the election of Trustees is required to be acted on by shareholders under the Investment Company Act. Shareholders have certain rights, including the right to call a meeting upon the vote of 10% of the Trust's outstanding shares for the purpose of voting on the removal of one or more Trustees or to transact any other business.

  Under the Declaration of Trust, the Trustees may authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios with distinct investment objectives and policies and share purchase, redemption and net asset value procedures) with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. All consideration received by a Fund for shares of any additional series, and all assets in which such consideration is invested, would belong to that series (subject only to the rights of creditors of that series) and would be subject to the liabilities related thereto. Under the Investment Company Act, shareholders of any additional series of shares would normally have to approve the adoption of any advisory contract relating to such series and of any changes in the fundamental investment policies related thereto.

  The Trustees have the power to alter the number and the terms of office of the Trustees, provided that always at least a majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

                PURCHASE, REDEMPTION AND PRICING OF FUND SHARES

  Shares of each Fund may be purchased at a price equal to the next determined net asset value (NAV) per share plus a sales charge that, at the election of the investor, may be imposed either (1) at the time of purchase (Class A or Class C shares) or (2) on a deferred basis (Class B or Class C shares). Class Z shares of the Funds are offered to a limited group of investors at NAV without any sales charges. See "How to Buy, Sell and Exchange Shares of the Fund" in each Fund's Prospectus.

Purchase by Wire

  For an initial purchase of shares of a Fund by wire, you must complete an application and telephone PMFS at (800) 225-1852 (toll-free) to receive an account number. The following information will be requested: your name, address, tax identification number, class election, dividend distribution election, amount being wired and wiring bank. Instructions should then be given by you to your bank to transfer funds by wire to State Street Bank and Trust Company (State Street), Boston, Massachusetts, Custody and

Shareholder Services Division, Attention: Strategic Partners [Name of Fund], specifying on the wire the account number assigned by PMFS and your name and identifying the class in which you are investing (Class A, Class B, Class C or Class Z shares).

  If you arrange for receipt by State Street of Federal Funds prior to the calculation of NAV (4:15 P.M., New York time) on a business day, you may purchase shares of a Fund on that day.

  In making a subsequent purchase order by wire, you should wire State Street directly and should be sure that the wire specifies Strategic Partners [Name of Fund], Class A, Class B, Class C or Class Z shares and your name and individual account number. It is not necessary to call PMFS to make subsequent purchase orders utilizing Federal Funds. The minimum amount that may be invested by wire is $1,000.

Issuance of Fund Shares for Securities

  Transactions involving the issuance of a Fund's shares for securities (rather than cash) will be limited to (1) reorganizations, (2) statutory mergers, or
(3) other acquisitions of portfolio securities that (a) meet the investment objective and policies of the Fund, (b) are liquid and not subject to restrictions on resale, (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market, and (d) are approved by one of the Fund's Advisers.

Specimen Price Make-up

  Under the current distribution arrangements between the Trust and the Distributor, Class A shares are sold with a maximum sales charge of 5%, Class C* shares are sold with a 1% sales charge, and Class B* and Class Z shares are sold at NAV. Using the NAV of each Fund at February 28, 2001, the maximum offering price of the Fund's shares is as follows:

                                                           Focused     New Era
                                                         Growth Fund Growth Fund
                                                         ----------- -----------
Class A
Net asset value and redemption price per Class A share.     $7.30       $9.05
Maximum sales charge (5% of offering price)............       .38         .48
                                                            -----       -----
Maximum offering price to public.......................     $7.68       $9.53
                                                            =====       =====
Class B
Net asset value, offering price and redemption price
 per Class B share*....................................     $7.26       $9.04
                                                            =====       =====
Class C
Net asset value and redemption price per Class C
 share*................................................     $7.26       $9.04
Sales charge (1% of offering price)....................       .07         .09
                                                            -----       -----
Offering price to public...............................     $7.33       $9.13
                                                            =====       =====
Class Z
Net asset value, offering price and redemption price
 per Class Z share.....................................     $7.31       $9.07
                                                            =====       =====

----------
* Class B and Class C shares are subject to a contingent deferred sales charge on certain redemptions.

Selecting a Purchase Alternative

  The following is provided to assist you in determining which method of purchase best suits your individual circumstances and is based on current fees and expenses being charged to a Fund:

  If you intend to hold your investment in a Fund for less than 4 years and do not qualify for a reduced sales charge on Class A shares, since Class A shares are subject to an initial sales charge of 5% and Class B shares are subject to a CDSC of 5% that declines to zero over a 6 year period, you should consider purchasing Class C shares over either Class A or Class B shares.

  If you intend to hold your investment for longer than 4 years, but less than 5 years, and do not qualify for a reduced sales charge on Class A shares, you should consider purchasing Class B or Class C shares over Class A shares. This is because the initial sales charge plus the cumulative annual distribution-related fee on Class A shares would exceed those of the Class B and

Class C shares if you redeem your investment during this time period. In addition, more of your money would be invested initially in the case of Class C shares, because of the relatively low initial sales charge, and all of your money would be invested initially in the case of Class B shares, which are sold at NAV.

  If you intend to hold your investment for longer than 5 years, you should consider purchasing Class A shares over either Class B or Class C shares. This is because the maximum sales charge plus the cumulative annual distribution-related fee on Class A shares would be less than those of the Class B and Class C shares.

  If you qualify for a reduced sales charge on Class A shares, it may be more advantageous for you to purchase Class A shares over either Class B or Class C shares regardless of how long you intend to hold your investment. However, unlike Class B shares, you would not have all of your money invested initially because the sales charge on Class A shares is deducted at the time of purchase.

  If you do not qualify for a reduced sales charge on Class A shares and you purchase Class B or Class C shares, you would have to hold your investment for more than 6 years in the case of Class B shares and for more than 5 years in the case of Class C shares for the higher cumulative annual distribution-related fee on those shares plus, in the case of Class C shares, the 1% initial sales charge to exceed the initial sales charge plus the cumulative annual distribution-related fees on Class A shares. This does not take into account the time value of money, which further reduces the impact of the higher Class B or Class C distribution-related fee on the investment, fluctuations in NAV, the effect of the return on the investment over this period of time or redemptions when the CDSC is applicable.

Reduction and Waiver of Initial Sales Charge--Class A Shares

  Benefit Plans. Class A shares may be purchased at NAV, without payment of an initial sales charge, by pension, profit-sharing or other employee benefit plans qualified under Section 401 of the Internal Revenue Code, deferred compensation or annuity plans under Sections 401(a), 403(b) and 457 of the Internal Revenue Code, "rabbi" trusts and non-qualified deferred compensation plans (collectively, Benefit Plans), provided that the Benefit Plan has existing assets of at least $1 million or 250 eligible employees or participants. Class A shares may be purchased at NAV by participants who are repaying loans made from such plans to the participant.

  Other Waivers. In addition, Class A shares may be purchased at NAV, without the initial sales charge, through the Distributor or the Transfer Agent, by:


  .  officers of the Trust

  . employees of the Distributor, Prudential Securities, PIFM and their subsidiaries and members of the families of such persons who maintain an "employee related" account at Prudential Securities or the Transfer Agent

  . employees of Advisers of each Fund, provided that purchases at NAV are permitted by such person's employer

  . Prudential, directors, employees and special agents of Prudential and its subsidiaries and all persons who have retired directly from active service with Prudential or one of its subsidiaries

  . registered representatives and employees of brokers who have entered into a selected dealer agreement with the Distributor, provided that purchases at NAV are permitted by such person's employer

  . real estate brokers, agents and employees of real estate brokerage companies affiliated with the Prudential Real Estate Affiliates who maintain an account at Prudential Securities, Prusec or with the Transfer Agent

  . investors who have a business relationship with a financial adviser who joined Prudential Securities from another investment firm, provided that
     (1) the purchase is made within 180 days of the commencement of the financial adviser's employment at Prudential Securities, or within one year in the case of Benefit Plans, (2) the purchase is made with proceeds of a redemption of shares of any open-end non-money market fund sponsored by the financial adviser's previous employer (other than a fund that imposes a distribution or service fee of 0.25% or less) and
     (3) the financial adviser served as the client's broker on the previous purchase

  . investors in Individual Retirement Accounts, provided the purchase is made in a directed rollover to such Individual Retirement Account or with the proceeds of a tax-free rollover of assets from a Benefit Plan for which Prudential provides administrative or recordkeeping services and further provided that such purchase is made within 60 days of receipt of the Benefit Plan distribution

  . orders placed by broker-dealers, investment advisers or financial planners who have entered into an agreement with the Distributor, who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services (for example, mutual fund "wrap" or asset allocation programs)

  . orders placed by clients of broker-dealers, investment advisers or financial planners who place trades for customer accounts if the accounts are linked to the master account of such broker-dealer, investment adviser or financial planner and the broker-dealer, investment adviser or financial planner charges the clients a separate fee for its services (for example, mutual fund "supermarket" programs).

  For an investor to obtain any reduction or waiver of the initial sales charges, at the time of the sale either the Transfer Agent must be notified directly by the investor or the Distributor must be notified by the broker facilitating the transaction that the sale qualifies for the reduced or waived sales charge. The reduction or waiver will be granted subject to confirmation of your entitlement. No initial sales charges are imposed upon Class A shares acquired upon the reinvestment of dividends and distributions.

  Combined Purchase and Cumulative Purchase Privilege. If an investor or eligible group of related investors purchases Class A shares of a Fund concurrently with Class A shares of other Strategic Partners mutual funds, the purchases may be combined to take advantage of the reduced sales charges applicable to larger purchases. See "How to Buy, Sell and Exchange Shares of the Fund--Reducing or Waiving Class A's Initial Sales Charge" in the Prospectus of each Fund.

  An eligible group of related Fund investors includes any combination of the following:

  .  an individual

  .  the individual's spouse, their children and their parents

  .  the individual's and spouse's Individual Retirement Account (IRA)

  . any company controlled by the individual (a person, entity or group that holds 25% or more of the outstanding voting securities of a company will be deemed to control the company, and a partnership will be deemed to be controlled by each of its general partners)

  . a trust created by the individual, the beneficiaries of which are the individual, his or her spouse, parents or children

  . a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse

  . one or more employee benefit plans of a company controlled by an individual.

  Also, an eligible group of related Fund investors may include an employer (or group of related employers) and one or more qualified retirement plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that employer).

  The Transfer Agent, the Distributor or your broker must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charge will be granted subject to confirmation of the investor's holdings. The Combined Purchase and Cumulative Purchase Privilege does not apply to individual participants in any retirement or group plans.

  Letters of Intent. Reduced sales charges also are available to investors (or an eligible group of related investors) who enter into a written Letter of Intent providing for the purchase, within a thirteen-month period, of shares of a Fund and shares of other Strategic Partners mutual funds. Retirement and group plans do not qualify to purchase Class A shares at NAV by entering into a Letter of Intent.

  For purposes of the Letter of Intent, all shares of a Fund and shares of other Strategic Partners mutual funds that were previously purchased and are still owned and money market fund shares received for such shares in an exchange are also included in determining the applicable reduction. However, the values of shares held directly with the Transfer Agent and through your broker will not be aggregated to determine the reduced sales charge.

  A Letter of Intent permits a purchaser to establish a total investment goal to be achieved by any number of investments over a thirteen-month period. Each investment made during the period will receive the reduced sales charge applicable to the amount represented by the goal, as if it were a single investment. Escrowed Class A shares totaling 5% of the dollar amount of the Letter of Intent will be held by the Transfer Agent in the name of the investor. The effective date of a Letter of Intent may be back-dated up to 90 days, in order that any investments made during this 90-day period, valued at the investor's cost, can be applied to the fulfillment of the Letter of Intent goal.

  The Letter of Intent does not obligate the investor to purchase, nor a Fund to sell, the indicated amount. In the event the Letter of Intent goal is not satisfied within the thirteen-month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charge actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor will redeem sufficient escrowed shares to obtain such difference. Investors electing to purchase Class A shares of a Fund pursuant to a Letter of Intent should carefully read such Letter of Intent.

  The Distributor must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charge will be granted subject to confirmation of the investor's holdings. Letters of Intent are not available to individual participants in any retirement or group plans.

Class B Shares

  The offering price of Class B shares for investors choosing one of the deferred sales charge alternatives is the NAV next determined following receipt of an order in proper form by the Transfer Agent, your broker or the Distributor. Although there is no sales charge imposed at the time of purchase, redemptions of Class B shares may be subject to a CDSC. See "Sale of Shares--Contingent Deferred Sales Charge" below.

  The Distributor will pay, from its own resources, sales commissions of up to 4% of the purchase price of Class B shares to brokers, financial advisers and other persons who sell Class B shares at the time of sale. This facilitates the ability of a Fund to sell the Class B shares without an initial sales charge being deducted at the time of purchase. The Distributor anticipates that it will recoup its advancement of sales commissions from the combination of the CDSC and the distribution fee.

Class C Shares

  The offering price of Class C shares is the next determined NAV plus a 1% sales charge. In connection with the sale of Class C shares, the Distributor will pay, from its own resources, brokers, financial advisers and other persons who distribute Class C shares a sales commission of up to 2% of the purchase price at the time of the sale.

Waiver of Initial Sales Charge--Class C Shares

  Benefit Plans. Class C shares may be purchased at NAV, without payment of an initial sales charge, by Benefit Plans (as defined above).

  Investment of Redemption Proceeds from Other Investment Companies. Investors may purchase Class C shares at NAV, without the initial sales charge, with the proceeds from the redemption of shares of any unaffiliated registered investment company that were not held through an account with any Prudential affiliate. Such purchases must be made within 60 days of the redemption. This waiver is not available to investors who purchase shares directly from the Transfer Agent. You must notify your broker if you are entitled to this waiver and provide it with such supporting documents as it may deem appropriate.

Class Z Shares

  Class Z shares of each Fund currently are available for purchase by the following categories of investors:

  .  pension, profit-sharing or other employee benefit plans qualified under
     Section 401 of the Internal Revenue Code, deferred compensation and annuity plans under Sections 457 and 403(b)(7) of the Internal Revenue Code and non-qualified plans for which a Fund is an available option (collectively, Benefit Plans), provided such Benefit Plans (in combination with other plans sponsored by the same employer or group of related employers) have at least $50 million in defined contribution assets;

  . participants in any fee-based program or trust program sponsored by an affiliate of the Distributor that includes mutual funds as investment options and for which a Fund is an available option;

  .  current and former Trustees of the Trust; and

  . the Manager or an Adviser or any of their affiliates with an investment of $10 million or more.

  After a Benefit Plan qualifies to purchase Class Z shares, all subsequent purchases will be for Class Z shares.

  In connection with the sale of Class Z shares, the Manager, the Distributor or one of their affiliates may pay brokers, financial advisers and other persons who distribute shares a finder's fee, from its own resources, based on a percentage of the net asset value of shares sold by such persons.

Rights of Accumulation

  Reduced sales charges also are available through rights of accumulation, under which an investor or an eligible group of related investors, as described above under "Combined Purchase and Cumulative Purchase Privilege," may aggregate the value of their existing holdings of shares of a Fund and shares of other Strategic Partners mutual funds (excluding money market fund shares, other than those acquired pursuant to the exchange privilege) to determine the reduced sales charge. Rights of accumulation may be applied across the classes of shares of Strategic Partners mutual funds. The value of shares held directly with the Transfer Agent and through your broker will not be aggregated to determine the reduced sales charge. The value of existing holdings for purposes of determining the reduced sales charge is calculated using the maximum offering price (NAV plus maximum sales charge) as of the previous business day.

  The Distributor, your broker or the Transfer Agent must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charge will be granted subject to confirmation of the investor's holdings. Rights of accumulation are not available to individual participants in any retirement or group plans.

Sale of Shares

  You can redeem your shares at any time for cash at the NAV next determined after the redemption request is received in proper form (in accordance with procedures established by the Transfer Agent in connection with investors' accounts) by the Transfer Agent, the Distributor or your broker. In certain cases, however, redemption proceeds will be reduced by the amount of any applicable CDSC, as described below. See "Contingent Deferred Sales Charge" below. If you are redeeming your shares through a broker, your broker must receive your sell order before a Fund computes its NAV for that day (that is, 4:15 P.M., New York time) in order to receive that day's NAV. Your broker will be responsible for furnishing all necessary documentation to the Distributor and may charge you for its services in connection with redeeming shares of a Fund.

  If you hold shares in non-certificate form, a written request for redemption signed by you exactly as the account is registered is required. If you hold certificates, the certificates must be received by the Transfer Agent, the Distributor or your broker in order for the redemption request to be processed. If redemption is requested by a corporation, partnership, trust or fiduciary, written evidence of authority acceptable to the Transfer Agent must be submitted before such request will be accepted. All correspondence and documents concerning redemptions should be sent to a Fund in care of its Transfer Agent, Prudential Mutual Fund Services LLC, Attention: Redemption Services, P.O. Box 8149, Philadelphia, Pennsylvania 19101, to the Distributor or to your broker.

  Expedited Redemption Privilege. By electing the Expedited Redemption Privilege, you may arrange to have redemption proceeds sent to your bank account. The Expedited Redemption Privilege may be used to redeem shares in an amount of $200 or more, except if an account for which an expedited redemption is requested has a net asset value of less than $200, the entire account will be redeemed. Redemption proceeds in the amount of $1,000 or more will be remitted by wire to your bank account at a domestic commercial bank which is a member of the Federal Reserve system. Redemption proceeds of less than $1,000 will be mailed by check to your designated bank account. Any applicable contingent deferred sales charge will be deducted from the redemption proceeds. Expedited redemption requests may be made by telephone or letter, must be received by the applicable Fund prior to 4:15 p.m., New York time, to receive a redemption amount based on that day's NAV and are subject to the terms and conditions as set forth in the Fund's Prospectus regarding redemption of shares. For more information, see "How to Buy, Sell and Exchange Shares of the Fund--Telephone Redemptions or Exchanges" in each Fund's Prospectus. The Expedited Redemption Privilege may be modified or terminated at any time without notice. To receive further information, shareholders should contact Prudential Mutual Fund Services LLC at (800) 225-1852.

  Signature Guarantee. If the proceeds of the redemption (1) exceed $100,000,
(2) are to be paid to a person other than the record owner, (3) are to be sent to an address other than the address on the Transfer Agent's records, or (4) are to be paid to a corporation, partnership, trust or fiduciary, and your shares are held directly with the Transfer Agent, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed by an "eligible guarantor institution." An

"eligible guarantor institution" includes any bank, broker, dealer or credit union. The Transfer Agent reserves the right to request additional information from, and make reasonable inquiries of, any eligible guarantor institution.

  Payment for shares presented for redemption will be made by check within seven days after receipt by the Transfer Agent, the Distributor or your broker of the written request and certificates, if issued, except as indicated below. If you hold shares through a broker, payment for shares presented for redemption will be credited to your account at your broker, unless you indicate otherwise. Such payment may be postponed or the right of redemption suspended at times (1) when the New York Stock Exchange is closed for other than customary weekends and holidays, (2) when trading on such Exchange is restricted, (3) when an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (4) during any other period when the Commission, by order, so permits; provided that applicable rules and regulations of the Commission shall govern as to whether the conditions prescribed in (2), (3) or (4) exist.


  Redemption in Kind. If the Trustees determine that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Commission. Securities will be readily marketable and will be valued in the same manner as in a regular redemption. If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash. The Trust, however, has elected to be governed by Rule 18f-1 under the Investment Company Act, under which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder.

  Involuntary Redemption. In order to reduce expenses of the Funds, the Trustees may redeem all of the shares of any shareholder, other than a shareholder that is an IRA or other tax-deferred retirement plan, whose account has a net asset value of less than $500 due to a redemption. A Fund will give such shareholders 60 days' prior written notice in which to purchase sufficient additional shares to avoid such redemption. No CDSC will be imposed on any such involuntary redemption.

  90-day Repurchase Privilege. If you redeem your shares and have not previously exercised the repurchase privilege, you may reinvest any portion or all of the proceeds of such redemption in shares of a Fund at the NAV next determined after the order is received, which must be within 90 days after the date of the redemption. Any CDSC paid in connection with such redemption will be credited (in shares) to your account. (If less than a full repurchase is made, the credit will be on a pro rata basis.) You must notify the Transfer Agent, either directly or through the Distributor or your broker, at the time the repurchase privilege is exercised to adjust your account for the CDSC you previously paid. Thereafter, any redemptions will be subject to the CDSC applicable at the time of the redemption. See "Contingent Deferred Sales Charge" below. Exercise of the repurchase privilege will generally not affect federal tax treatment of any gain realized upon redemption. However, if the redemption was made within a 30 day period of the repurchase and if the redemption resulted in a loss, some or all of the loss, depending on the amount reinvested, may not be allowed for federal income tax purposes.

  Contingent Deferred Sales Charge

  Redemptions of Class B shares will be subject to a contingent deferred sales charge or CDSC declining from 5% to zero over a six-year period. Class C shares redeemed within 18 months of purchase will be subject to a 1% CDSC. The CDSC will be deducted from the redemption proceeds and reduce the amount paid to you. The CDSC will be imposed on any redemption by you that reduces the current value of your Class B or Class C shares to an amount that is lower than the amount of all payments by you for shares during the preceding six years, in the case of Class B shares, and 18 months, in the case of Class C shares. A CDSC will be applied on the lesser of the original purchase price or the current value of the shares being redeemed. Increases in the value of your shares or shares acquired through reinvestment of dividends or distributions are not subject to a CDSC. The amount of any CDSC will be paid to and retained by the Distributor.

  The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month will be aggregated and deemed to have been made on the last day of the month. The CDSC will be calculated from the first day of the month after the initial purchase, excluding the time shares were held in a money market fund.

  The following table sets forth the rates of the CDSC applicable to redemption of Class B shares:

                                                      Contingent Deferred Sales
                                                       Charge as a Percentage
     Year Since Purchase                               of Dollars Invested or
         Payment Made                                    Redemption Proceeds
     -------------------                              -------------------------
        First........................................            5.0%
        Second.......................................            4.0%
        Third........................................            3.0%
        Fourth.......................................            2.0%
        Fifth........................................            1.0%
        Sixth........................................            1.0%
        Seventh......................................           None

  In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in NAV above the total amount of payments for the purchase of Class B shares made during the preceding six years and 18 months for Class C shares; then of amounts representing the cost of shares held beyond the applicable CDSC period; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.

  For example, assume you purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, you acquired 5 additional Class B shares through dividend reinvestment. During the second year after the purchase you decide to redeem $500 of your investment. Assuming at the time of the redemption the NAV had appreciated to $12 per share, the value of your Class B shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount that represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.

  For federal income tax purposes, the amount of the CDSC will reduce the gain, or increase the loss, as the case may be, on the amount recognized on the redemption of shares.

  Waiver of Contingent Deferred Sales Charge--Class B Shares. The CDSC will be waived in the case of a redemption following the death or disability of a shareholder or, in the case of a trust account, following the death or disability of the grantor. The waiver is available for total or partial redemptions of shares owned by a person, either individually or in joint tenancy, at the time of death or initial determination of disability, provided that the shares were purchased prior to death or disability.

  The CDSC will also be waived in the case of a total or partial redemption in connection with certain distributions made without penalty under the Internal Revenue Code from a tax-deferred retirement plan, an IRA or Section 403(b) custodial account. These distributions are:

  (1) in the case of a tax-deferred retirement plan, a lump-sum or other distribution after retirement;

  (2) in the case of an IRA (including a Roth IRA), a lump-sum or other distribution after attaining age 59 1/2 or a periodic distribution based on life expectancy;

  (3) in the case of a Section 403(b) custodial account, a lump sum or other distribution after attaining age 59 1/2; and

  (4) a tax-free return of an excess contribution or plan distributions following the death or disability of the shareholder, provided that the shares were purchased prior to death or disability.

  The waiver does not apply in the case of a tax-free rollover or transfer of assets, other than one following a separation from service (that is, following voluntary or involuntary termination of employment or following retirement). Under no circumstances will the CDSC be waived on redemptions resulting from the termination of a tax-deferred retirement plan, unless such redemptions otherwise qualify for a waiver as described above. Shares purchased with amounts used to repay a loan from such plans on which a CDSC was not previously deducted will thereafter be subject to a CDSC without regard to the time such amounts were previously invested. In the case of a 401(k) plan, the CDSC will also be waived upon the redemption of shares purchased with amounts used to repay loans made from the account to the participant and from which a CDSC was previously deducted.

  Systematic Withdrawal Plan. The CDSC will be waived (or reduced) on certain redemptions effected through Systematic Withdrawal Plan. On an annual basis, up to 12% of the total dollar amount subject to the CDSC may be redeemed without charge.

The Transfer Agent will calculate the total amount available for this waiver annually on the anniversary date of your purchase. The CDSC will be waived (or reduced) on redemptions until this threshold 12% is reached.

  In addition, the CDSC will be waived on redemptions of shares held by Trustees of the Trust.

  You must notify a Fund's Transfer Agent either directly or through your broker at the time of redemption that you are entitled to waiver of the CDSC and provide the Transfer Agent with such supporting documentation as it may deem appropriate. The waiver will be granted subject to confirmation of your entitlement. In connection with these waivers, the Transfer Agent will require you to submit the supporting documentation set forth below.

Category of Waiver                     Required Documentation

Death                                  A copy of the shareholder's death
                                       certificate or, in the case of a
                                       trust, a copy of the grantor's death
                                       certificate, plus a copy of the trust
                                       agreement identifying the grantor.

Disability--An individual will be      A copy of the Social Security
considered disabled if he or she       Administration award letter or a
is unable to engage in any             letter from a physician on the
substantial gainful activity by        physician's letterhead stating that
reason of any medically                the shareholder (or, in the case of a
determinable physical or mental        trust, the grantor (a copy of the
impairment that can be expected to     trust agreement identifying the
result in death or to be of long-      grantor will be required as well)) is
continued and indefinite duration.     permanently disabled. The letter must
                                       also indicate the date of disability.

Distribution from an IRA or 403(b)     A copy of the distribution form from
Custodial Account                      the custodial firm indicating (i) the
                                       date of birth of the shareholder and
                                       (ii) that the shareholder is over age
                                       59 and is taking a normal
                                       distribution--signed by the
                                       shareholder.

Distribution from Retirement Plan      A letter signed by the plan
                                       administrator/trustee indicating the
                                       reason for the distribution.

Excess Contributions                   A letter from the shareholder (for an
                                       IRA) or the plan administrator/trustee
                                       on company letterhead indicating the
                                       amount of the excess and whether or
                                       not taxes have been paid.

  The Transfer Agent reserves the right to request such additional documents as it may deem appropriate.

Waiver of Contingent Deferred Sales Charge--Class C Shares

  The CDSC will be waived on redemptions from Benefit Plans holding shares through a broker for which the broker provides administrative or recordkeeping services.

Conversion Feature--Class B Shares

  Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Conversions will be effected at relative net asset value without the imposition of any additional sales charge.

  Since each Fund tracks amounts paid rather than the number of shares bought on each purchase of Class B shares, the number of Class B shares eligible to convert to Class A shares (excluding shares acquired through the automatic reinvestment of dividends and other distributions) (the Eligible Shares) will be determined on each conversion date in accordance with the following formula: (1) the ratio of (a) the amounts paid for Class B shares purchased at least seven years prior to the conversion date to (b) the total amount paid for all Class B shares purchased and then held in your account (2) multiplied by the total number of Class B shares purchased and then held in your account. Each time any Eligible Shares in your account convert to Class A shares, all shares or amounts representing Class B shares then in your account that were acquired through the automatic reinvestment of dividends and other distributions will convert to Class A shares.

  For purposes of determining the number of Eligible Shares, if the Class B shares in your account on any conversion date are the result of multiple purchases at different net asset values per share, the number of Eligible Shares calculated as described above will generally be either more or less than the number of shares actually purchased approximately seven years before such conversion date. For example, if 100 shares were initially purchased at $10 per share (for a total of $1,000) and a second purchase of 100 shares was subsequently made at $11 per share (for a total of $1,100),
95.24 shares would convert approximately seven years from the initial purchase (that is, $1,000 divided by $2,100 (47.62%), multiplied by 200 shares equals
95.24 shares). The Manager reserves the right to modify the formula for determining the number of Eligible Shares in the future as it deems appropriate on notice to shareholders.

  Since annual distribution-related fees are lower for Class A shares than Class B shares, the per share NAV of the Class A shares may be higher than that of the Class B shares at the time of conversion. Thus, although the aggregate dollar value will be the same, you may receive fewer Class A shares than Class B shares converted.

  For purposes of calculating the applicable holding period for conversions, all payments for Class B shares during a month will be deemed to have been made on the last day of the month, or for Class B shares acquired through exchange, or a series of exchanges, on the last day of the month in which the original payment for purchases of such Class B shares was made. For Class B shares previously exchanged for shares of a money market fund, the time period during which such shares were held in the money market fund will be excluded. For example, Class B shares held in a money market fund for one year would not convert to Class A shares until approximately eight years from purchase. For purposes of measuring the time period during which shares are held in a money market fund, exchanges will be deemed to have been made on the last day of the month. Class B shares acquired through exchange will convert to Class A shares after expiration of the conversion period applicable to the original purchase of such shares.

  The conversion feature may be subject to the continuing availability of opinions of counsel or rulings of the Internal Revenue Service (1) that the dividends and other distributions paid on Class A, Class B, Class C and Class Z shares will not constitute "preferential dividends" under the Internal Revenue Code and (2) that the conversion of shares does not constitute a taxable event. The conversion of Class B shares into Class A shares may be suspended if such opinions or rulings are no longer available. If conversions are suspended, Class B shares of a Fund will continue to be subject, possibly indefinitely, to their higher annual distribution and service fee.

                        SHAREHOLDER INVESTMENT ACCOUNT

  Upon the initial purchase of Fund shares, a Shareholder Investment Account is established for each investor under which a record of the shares held is maintained by the Transfer Agent. If a share certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares and may be redeposited in the Account at any time. There is no charge to the investor for issuance of a certificate. Each Fund makes available to its shareholders the following privileges and plans.

Automatic Reinvestment of Dividends and Distributions

  For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the Funds. An investor may direct the Transfer Agent in writing not less than five full business days prior to the record date to have subsequent dividends or distributions sent in cash rather than reinvested. In the case of recently purchased shares for which registration instructions have not been received on the record date, cash payment will be made directly to the broker. Any shareholder who receives a cash payment representing a dividend or distribution may reinvest such dividend or distribution at NAV by returning the check or the proceeds to the Transfer Agent within 30 days after the payment date. Such investment will be made at the NAV per share next determined after receipt of the check or proceeds by the Transfer Agent. Such shareholder will receive credit for any CDSC paid in connection with the amount of proceeds being reinvested.

Dollar Cost Averaging

  Dollar cost averaging is a method of accumulating shares by investing a fixed amount of dollars in shares at set intervals. An investor buys more shares when the price is low and fewer shares when the price is high. The average cost per share is lower than it would be if a constant number of shares were bought at set intervals.

  Dollar cost averaging may be used, for example, to plan for retirement, to save for a major expenditure, such as the purchase of a home, or to finance a college education. The cost of a year's education at a four-year college today averages around $22,500 at a private college and around $10,600 at a public university. Assuming these costs increase at a rate of 7% a year, the cost of one year at a private college could reach $44,300 and over $21,000 at a public university in 10 years./1/

  The following chart shows how much you would need in monthly investments to achieve specified lump sums to finance your investment goals./2/

       Period of
       Monthly Investments:                  $100,000 $150,000 $200,000 $250,000
       --------------------                  -------- -------- -------- --------
       25 Years.............................  $ 105    $ 158    $ 210    $ 263
       20 Years.............................    170      255      340      424
       15 Years.............................    289      438      578      722
       10 Years.............................    547      820    1,093    1,366
       5 Years..............................  1,361    2,041    2,721    3,402

  See "Automatic Investment Plan"

---------
  /1/ Source information concerning the costs of education at public and private universities is available from The College Board Annual Survey of Colleges. Average costs for private institutions include tuition, fees, room and board for the 1998-1999 academic year.

  /2/ The chart assumes an effective rate of return of 8% (assuming monthly compounding). This example is for illustrative purposes only and is not intended to reflect the performance of an investment in shares of a Fund. The investment return and principal value of an investment will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

Automatic Investment Plan (AIP)

  Under AIP, an investor may arrange to have a fixed amount automatically invested in shares of a Fund monthly by authorizing his or her bank account or brokerage account to be debited to invest specified dollar amounts in shares of the Fund. The investor's bank must be a member of the Automatic Clearing House System.

  Further information about this program and an application form can be obtained from the Transfer Agent, the Distributor or your broker.

Systematic Withdrawal Plan

  A systematic withdrawal plan is available to shareholders through the Transfer Agent, the Distributor or your broker. Such withdrawal plan provides for monthly or quarterly redemption checks in any amount, except as provided below, up to the value of the shares in the shareholder's account. Systematic withdrawals of Class B or Class C shares may be subject to a CDSC.

  In the case of shares held through the Transfer Agent (1) a $10,000 minimum account value applies, (2) systematic withdrawals may not be for less than $100 and (3) the shareholder must elect to have all dividends and/or distributions automatically reinvested in additional full and fractional shares at NAV on shares held under this plan.

  The Transfer Agent, the Distributor or your broker acts as an agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal. The systematic withdrawal plan may be terminated at any time, and the Distributor reserves the right to initiate a fee of up to $5 per withdrawal, upon 30 days' written notice to the shareholder.

  Systematic withdrawals should not be considered as dividends, yield or income. If systematic withdrawals continuously exceed reinvested dividends and distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.

  Furthermore, each systematic withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes. In addition, systematic withdrawals made concurrently with purchases of additional shares are inadvisable because of the sales charges applicable to (1) the purchase of Class A and Class C shares and (2) the redemption of Class B and Class C shares. Each shareholder should consult his or her own tax adviser with regard to the tax consequences of the plan, particularly if used in connection with a retirement plan.

Tax-Deferred Retirement Accounts

  Individual Retirement Accounts. An individual retirement account (IRA) permits the deferral of federal income tax on income earned in the account until the earnings are withdrawn. The following chart represents a comparison of the earnings in a personal savings account with those in an IRA, assuming a $2,000 annual contribution, an 8% rate of return and a 39.6% federal income tax bracket and shows how much more retirement income can accumulate within an IRA as opposed to a taxable individual savings account.

                          Tax-Deferred Compounding/1/

        Contributions                                          Personal
        Made Over:                                             Savings    IRA
        -------------                                          -------- -------
        10 years.............................................. $26,165  $31,291
        15 years..............................................  44,675   58,649
        20 years..............................................  68,109   98,846
        25 years..............................................  97,780  157,909
        30 years.............................................. 135,346  244,692

---------

/1/The chart is for illustrative purposes only and does not represent the performance of a Fund or any specific investment. It shows taxable versus tax-deferred compounding for the periods and on the terms indicated. Earnings in a traditional IRA account will be subject to tax when withdrawn from the account. Distributions from a Roth IRA that meet the conditions required under the Internal Revenue Code will not be subject to tax upon withdrawal from the account.

                                NET ASSET VALUE

  Each Fund's net asset value per share or NAV is determined by subtracting its liabilities from the value of its assets and dividing the remainder by the number of outstanding shares. NAV is calculated separately for each class. Each Fund will compute its NAV at 4:15 P.M., New York time, on each day the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem Fund shares have been received or days on which changes in the value of the Fund's portfolio securities do not affect NAV. In the event the New York Stock Exchange closes early on any business day, the NAV of a Fund's shares shall be determined at a time between such closing and 4:15 P.M., New York time. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

  Under the Investment Company Act, the Board of Trustees is responsible for determining in good faith the fair value of securities of each Fund. In accordance with procedures adopted by the Board of Trustees, the value of investments listed on a securities exchange and Nasdaq National Market System securities (other than options on stock and stock indexes) are valued at the last sales price on such exchange system on the day of valuation, or, if there was no sale on such day, the mean between the last bid and asked prices on such day, as provided by a pricing service or at the bid price on such day in the absence of an asked price. Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager, in consultation with an Adviser, to be over-the-counter, are valued on the basis of valuations provided by an independent pricing agent or principal market maker that uses information with respect to transactions in bonds, quotations from bond dealers, agency ratings, market transactions in comparable securities and various relationships between securities in determining value. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager in consultation with an Adviser to be over-the-counter, are valued at the mean between the last reported bid and asked prices (or the last bid price in the absence of an asked price) provided by more than one principal market maker. Options on stock and stock indexes traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on the respective exchange and futures contracts and options thereon are valued at their last sale prices as of the close of trading on the applicable commodities exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the current rate obtained from a recognized bank or dealer, and foreign currency forward contracts are valued at the current cost of covering or offsetting such contracts. Should an extraordinary event, which is likely to affect the value of the security, occur after the close of an exchange on which a portfolio security is traded, such security will be valued at fair value considering factors determined in good faith by an Adviser under procedures established by and under the general supervision of the Trust's Board of Trustees.

  Securities or other assets for which reliable market quotations are not readily available or for which the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Manager or applicable Adviser (or Valuation Committee or Board of Trustees), does not represent fair value, are valued by the Valuation Committee or Board of Trustees in consultation with the Manager and applicable Adviser, including its portfolio managers, traders and research and credit analysts on the basis of the following factors: cost of the security, transactions in comparable securities, relationships among various securities and such other factors as may be determined by the Manager, Adviser, Board of Trustees or Valuation Committee to materially affect the value of the security. Short-term investments are valued at cost, with interest accrued or discount amortized to the date of maturity, if their original maturity was 60 days or less, unless this is determined by the Board of Trustees not to represent fair value. Short-term securities with remaining maturities of more than 60 days, for which market quotations are readily available, are valued at their current market quotations as supplied by an independent pricing agent or more than one principal market maker.

  Although the legal rights of each class of shares are substantially identical, the different expenses borne by each class will result in different NAVs and dividends. The NAV of Class B and Class C shares will generally be lower than the NAV of Class A shares as a result of the larger distribution-related fee to which Class B and Class C shares are subject. The NAV of Class Z shares will generally be higher than the NAV of Class A, Class B or Class C shares because Class Z shares are not subject to any distribution or service fee. It is expected, however, that the NAV of the four classes will tend to converge immediately after the recording of dividends, if any, that will differ by approximately the amount of the distribution and/or service fee expense accrual differential among the classes.

                      TAXES, DIVIDENDS AND DISTRIBUTIONS

  Each Fund has elected to qualify and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code. This relieves a Fund (but not its shareholders) from paying federal income tax on income and capital gains that are distributed to shareholders, and permits net capital gains of the Fund (that is, the excess of net long-term capital gains over net short-term capital losses) to be treated as long-term capital gains of its shareholders, regardless of how long shareholders have held their shares in the Fund. Net capital gains of a Fund that are available for distribution to shareholders will be computed by taking into account any capital loss carryforward of the Fund. For federal income tax purposes, the Focused Growth Fund has a capital loss carryforward as of February 28, 2001 of approximately $26,354,680, which expires in 2007. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such capital loss carryforward.

  Qualification of a Fund as a regulated investment company requires, among other things, that (a) the Fund derive at least 90% of its annual gross income (without reduction for losses from the sale or other disposition of securities or foreign currencies) from interest, dividends, payments with respect to securities loans and gains from the sale or other disposition of securities or options thereon or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (1) at least 50% of the value of the Fund's assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (2) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities); and (c) the Fund distribute to its shareholders at least 90% of its net investment income and net short-term capital gains (that is, the excess of net short-term capital gains over net long-term capital losses) in each year.

  Gains or losses on sales of securities by a Fund generally will be treated as long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases where the Fund acquires a put or writes a call thereon or otherwise holds an offsetting position with respect to the securities. Long term capital gains are taxed at different rates depending on: (i) the shareholder's income tax bracket; (ii) whether the securities was held by the Fund for more than five years; and (iii) the date on what the securities was acquired by the Fund. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. If an option written by a Fund on securities lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will generally realize short-term capital gain or loss. If securities are sold by a Fund pursuant to the exercise of a call option written by it, the Fund will include the premium received in the sale proceeds of the securities delivered in determining the amount of gain or loss on the sale. Certain of each Fund's transactions may be subject to wash sale, short sale, constructive sale, anti-conversion and straddle provisions of the Internal Revenue Code that may, among other things, require the Fund to defer recognition of losses. In addition, debt securities acquired by a Fund may be subject to original issue discount and market discount rules that, respectively, may cause the Fund to accrue income in advance of the receipt of cash with respect to interest or cause gains to be treated as ordinary income.

  Special rules apply to most options on stock indexes, futures contracts and options thereon. These investments will generally constitute Section 1256 contracts and will be required to be "marked to market" for federal income tax purposes at the end of each Fund's taxable year; that is, treated as having been sold at their market value on the last day of the Fund's fiscal year. Except with respect to certain foreign currency forward contracts, sixty percent of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

  Gain or loss on the sale, lapse or other termination of options on stock and on narrowly-based stock indexes will be capital gain or loss and will be long-term or short-term depending on the holding period of the option. In addition, positions which are part of a "straddle" will be subject to certain wash sale, short sale and constructive sale provisions of the Internal Revenue Code. In the case of a straddle, a Fund may be required to defer the recognition of losses on positions it holds to the extent of any unrecognized gain on offsetting positions held by the Fund.

  Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses on dispositions of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Internal Revenue Code as "Section 988" gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. If Section 988 losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, thereby reducing each shareholder's basis in his or her Fund shares.

  Shareholders electing to receive dividends and distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share of a Fund on the reinvestment date.

  Any dividends or distributions paid shortly after a purchase by an investor may have the effect of reducing the per share net asset value of the investor's shares by the per share amount of the dividends or distributions. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to federal income taxes. In addition, dividends and capital gains distributions may also be subject to state and local income taxes. Therefore, prior to purchasing shares of a Fund, the investor should carefully consider the impact of dividends or capital gains distributions which are expected to be or have been announced.

  Any loss realized on a sale, redemption or exchange of shares of a Fund by a shareholder will be disallowed to the extent the shares are replaced within a 61-day period beginning 30 days before the disposition of shares. Shares purchased pursuant to the reinvestment of a dividend will constitute a replacement of shares.

  A shareholder who acquires shares of a Fund and sells or otherwise disposes of such shares within 90 days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain or loss realized upon a sale or exchange of shares of the Fund.

  Dividends of net investment income and distributions of net short-term capital gains paid to a shareholder (including a shareholder acting as a nominee or fiduciary) who is a nonresident alien individual, a foreign corporation or a foreign partnership (foreign shareholder) are subject to a 30% (or lower treaty rate) withholding tax upon the gross amount of the dividends unless the dividends are effectively connected with a U.S. trade or business conducted by the foreign shareholder. Capital gain distributions paid to a foreign shareholder are generally not subject to withholding tax. A foreign shareholder will, however, be required to pay U.S. income tax on any dividends and capital gain distributions which are effectively connected with a U.S. trade or business of the foreign shareholder. Foreign shareholders should consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

  Dividends received by corporate shareholders generally are eligible for a dividends-received deduction of 70% to the extent the Fund's income is derived from qualified dividends received by the Fund from domestic corporations. Dividends attributable to foreign corporations, interest income, capital and currency gain, gain or loss from Section 1256 contracts (described above), and income from certain other sources will not constitute qualified dividends. Individual shareholders are not eligible for the dividends-received deduction.

  The per share dividends on Class B and Class C shares will be lower than the per share dividends on Class A and Class Z shares as a result of the higher distribution-related fee applicable to the Class B and Class C shares. The per share distributions of net capital gains, if any, will be paid in the same amount for Class A, Class B, Class C and Class Z shares. See "Net Asset Value."

  Each Fund is required to distribute 98% of its ordinary income in the same calendar year in which it is earned. Each Fund is also required to distribute during the calendar year 98% of the capital gain net income it earned during the 12 months ending on October 31 of such calendar year. In addition, each Fund must distribute during the calendar year all undistributed ordinary income and undistributed capital gain net income from the prior year or the twelve-month period ending on October 31 of such prior calendar year, respectively. To the extent it does not meet these distribution requirements, a Fund will be subject to a nondeductible 4% excise tax on the undistributed amount. For purposes of this excise tax, income on which the Fund pays income tax is treated as distributed.

  Each Fund may, from time to time, invest in "passive foreign investment companies" (PFICs). A PFIC is a foreign corporation that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If a Fund acquires and holds stock in a PFIC beyond the end of the year of its acquisition, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock or on any gain from disposition of the stock (collectively, PFIC income), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in a Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. A Fund may make a "mark-to-market" election with respect to any marketable stock it holds of a PFIC. If the election is in effect, at the end of a Fund's taxable year, the Fund will recognize the amount of gains, if any, as ordinary income with respect to PFIC stock. No ordinary loss will be recognized on PFIC stock, except to the extent of gains recognized in prior years. Alternatively, a Fund, if it meets certain requirements, may elect to treat any PFIC in which it invests as a "qualified electing fund," in which case, in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain, even if they are not distributed to the Fund; those amounts would be subject to the distribution requirements applicable to the Fund described above.

  Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which the Fund will be subject, since the amount of a Fund's assets to be invested in various countries will vary. Neither Fund expects to meet the requirements of the Internal Revenue Code for "passing-through" to its shareholders any foreign income taxes paid.

  Shareholders are advised to consult their own tax advisers with respect to the federal, state and local income tax consequences resulting from their investment in a Fund.

                            PERFORMANCE INFORMATION

  Average Annual Total Return. A Fund may from time to time advertise its average annual total return. Average annual total return is determined separately for Class A, Class B, Class C and Class Z shares.

  Average annual total return is computed according to the following formula:

                               P(1 + T) n = ERV

Where:    P  =  hypothetical initial payment of $1000.
          T  =  average annual total return.
          n  =  number of years.
        ERV  =  ending redeemable value of a hypothetical $1000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

  Average annual total return takes into account any applicable initial or deferred sales charges but does not take into account any federal or state income taxes that may be payable upon redemption.

  Aggregate Total Return. A Fund may also advertise its aggregate total return. Aggregate total return is determined separately for Class A, Class B, Class C and Class Z shares.

  Aggregate total return represents the cumulative change in the value of an investment in the Fund and is computed according to the following formula:

                                    ERV--P
                                     ----
                                       P

Where:    P  =  a hypothetical initial payment of $1000.
        ERV  =  ending redeemable value of a hypothetical $1000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

  Aggregate total return does not take into account any federal or state income taxes that may be payable upon redemption or any applicable initial or contingent deferred sales charges.

  The following table shows the aggregate total return for each Fund's share classes for the periods from inception date through February 28, 2001.

                                                                          Total
      Fund and (Inception date)                                          Return
      -------------------------                                          -------
      Focused Growth Fund (June 1, 2000)
        Class A......................................................... -27.00%
        Class B......................................................... -27.40%
        Class C......................................................... -27.40%
        Class Z......................................................... -26.90%
      New Era Growth Fund (November 22, 2000)
        Class A.........................................................  -9.50%
        Class B.........................................................  -9.60%
        Class C.........................................................  -9.60%
        Class Z.........................................................  -9.30%

                             FINANCIAL STATEMENTS

  The Funds' financial statements for the fiscal periods ended February 28, 2001, incorporated in this SAI by reference to the Funds' 2001 annual reports to shareholders (File No. 811-9805), have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on authority of said firm as experts in auditing and accounting. You may obtain a copy of the Funds' annual reports at no charge by request to the Trust by calling (800) 225-1852, or by writing to the Trust at Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102-4077.

  Advertising.

 PRUDENTIAL'S INVESTMENT MANAGEMENT RESEARCH (IMR)--MAKING A DIFFERENCE IN THE
                     SELECTION OF PRUDENTIAL-SOLD PRODUCTS

The Basic Need for Due Diligence/What is Investment Management Research?

Identifying attractive investment strategies offered by high-quality investment management firms, evaluating their performance, and keeping abreast of relevant developments concerning such firms and strategies is both difficult and time consuming. It was this realization that spurred the formation of the Investment Management Research (IMR) group in early 1998. IMR provides investment management research advice and consulting support to all groups and clients that use money management products offered by Prudential and its subsidiaries. IMR may represent the first centralized research department focused on the entire worldwide money management community within a major U.S.-based financial services firm.

The Team:

IMR has a highly specialized, well-trained staff of eight analysts devoted full-time to following the global money management community. Members of the department possess or are currently pursuing advanced degrees such as the Masters in Business Administration (MBA) and/or advanced certifications such as the Chartered Financial Analyst (CFA) designation. In addition, members of the team have significant financial-services industry experience, with diverse backgrounds, and prior analytical experience. The specialized knowledge and talent of the IMR team is a valuable resource for Prudential and its clients.

Mission

IMR's mission is:

  . To conduct high-quality research and due diligence on investment management firms and the vehicles and strategies they offer;

  . To provide superior insight on issues related to investment management topics and industry related issues; and

  . To distribute such research in an effective manner to agents and financial advisors so that the clients of the firm may achieve their long-term financial goals and objectives.

Functions and Products of IMR:

  .  Analytical Input into Program Decisions

  .  Ensuring a World Class Menu of Investment Management Strategies

  .  Research Reports on Mutual Funds and Separate Accounts

  .  Mutual Fund Selection Guides

  .  White Papers on Investment Management Industry-Related Issues

  Set forth below is a chart which compares the performance of different types of investments over the long-term and the rate of inflation./1/

                                  PERFORMANCE
                            COMPARISON OF DIFFERENT
                             TYPES OF INVESTMENTS
                              OVER THE LONG TERM
                            (12/31/1925-12/31/2000)

                                    [BAR GRAPH]

                         Common Stocks           11.1%

                         Long-Term Gov't Bonds    5.3%

                         Inflation                3.1%

---------
  /1/ Source: Ibbotson Associates. Used with permission. All rights reserved. Common stock returns are based on the Standard & Poor's 500 Composite Stock Price Index, a market-weighted, unmanaged index of 500 common stocks in a variety of industry sectors. It is a commonly used indicator of broad stock price movements. This chart is for illustrative purposes only and is not intended to represent the performance of any particular investment or fund. Investors cannot invest directly in an index. Past performance is not a guarantee of future results.

                  APPENDIX I--GENERAL INVESTMENT INFORMATION

  The following terms are used in mutual fund investing.

Asset Allocation

  Asset allocation is a technique for reducing risk, providing balance. Asset allocation among different types of securities within an overall investment portfolio helps to reduce risk and to potentially provide stable returns, while enabling investors to work toward their financial goal(s). Asset allocation is also a strategy to gain exposure to better performing asset classes while maintaining investment in other asset classes.

Diversification

  Diversification is a time-honored technique for reducing risk, providing "balance" to an overall portfolio and potentially achieving more stable returns. Owning a portfolio of securities mitigates the individual risks (and returns) of any one security. Additionally, diversification among types of securities reduces the risks (and general returns) of any one type of security.

Duration

  Debt securities have varying levels of sensitivity to interest rates. As interest rates fluctuate, the value of a bond (or a bond portfolio) will increase or decrease. Longer term bonds are generally more sensitive to changes in interest rates. When interest rates fall, bond prices generally rise. Conversely, when interest rates rise, bond prices generally fall.

  Duration is an approximation of the price sensitivity of a bond (or a bond portfolio) to interest rate changes. It measures the weighted average maturity of a bond's (or a bond portfolio's) cash flows, i.e., principal and interest rate payments. Duration is expressed as a measure of time in years--the longer the duration of a bond (or a bond portfolio), the greater the impact of interest rate changes on the bond's (or the bond portfolio's) price. Duration differs from effective maturity in that duration takes into account call provisions, coupon rates and other factors. Duration measures interest rate risk only and not other risks, such as credit risk and, in the case of non-U.S. dollar denominated securities, currency risk. Effective maturity measures the final maturity dates of a bond (or a bond portfolio).

Market Timing

  Market timing--buying securities when prices are low and selling them when prices are relatively higher--may not work for many investors because it is impossible to predict with certainty how the price of a security will fluctuate. However, owning a security for a long period of time may help investors offset short-term price volatility and realize positive returns.

Power of Compounding

  Over time, the compounding of returns can significantly impact investment returns. Compounding is the effect of continuous investment on long-term investment results, by which the proceeds of capital appreciation (and income distributions, if elected) are reinvested to contribute to the overall growth of assets. The long-term investment results of compounding may be greater than that of an equivalent initial investment in which the proceeds of capital appreciation and income distributions are taken in cash.

Standard Deviation

  Standard deviation is an absolute (non-relative) measure of volatility which, for a mutual fund, depicts how widely the returns varied over a certain period of time. When a fund has a high standard deviation, its range of performance has been very wide, implying greater volatility potential. Standard deviation is only one of several measures of a fund's volatility.

                                    PART C

                               OTHER INFORMATION

Item 23. Exhibits.

    (a) (1) Agreement and Declaration of Trust.(1)

        (2) Certificate of Trust.(1)

    (b) By-laws.(2)

    (c) Instruments Defining Rights of Shareholders.(2)

    (d) (1) Management Agreement between Registrant and Prudential Investments Fund Management LLC ("PIFM") with respect to Strategic Partners Focused Growth Fund (the "Focused Growth Fund").*

        (2) Sub-Management Agreement between PIFM and Prudential Investments Management, Inc. (formerly The Prudential Investment Corporation) ("Prudential Investments") with respect to the Focused Growth Fund.(3)

        (3) Subadvisory Agreement between Prudential Investments and Jennison Associates LLC ("Jennison") with respect to the Focused Growth Fund.*

        (4) Subadvisory Agreement between PIFM and Alliance Capital Management, L.P. ("Alliance") with respect to the Focused Growth Fund.(3)

        (5) Management Agreement between Registrant and PIFM with respect to Strategic Partners New Era Growth Fund (the "New Era Growth Fund").*


        (6) Subadvisory Agreement between PIFM and Massachusetts Financial Services Company ("MFS") with respect to the New Era Growth Fund.(5)


        (7) Subadvisory Agreement between PIFM and Jennison with respect to the New Era Growth Fund.(4)

        (8) Management Agreement between Registrant and PIFM with respect to Strategic Partners Focused Value Fund (the "Focused Value Fund").*


        (9) Subadvisory Agreement between PIFM and Davis Selected Advisers LP ("Davis Advisers") with respect to the Focused Value Fund.*

        (10) Subadvisory Agreement between PIFM and Salomon Brothers Asset Management Inc. ("Salomon Brothers") with respect to the Focused Value Fund.*

    (e) (1) Distribution Agreement with Prudential Investment Management Services LLC.(3)

        (2) Form of Dealer Agreement.(2)

    (g) (1) Custodian Contract between Registrant and State Street Bank and Trust Company ("State Street").(2)

        (2) Amendment dated February 22, 1999 to Custodian Contract between Registrant and State Street.(2)

    (h) Transfer Agency and Service Agreement between Registrant and Prudential Mutual Fund Services LLC.(2)

    (i) Opinion of counsel.*


    (j) Consent of independent accountants.*

    (m) (1) Distribution and Service Plan for Class A shares of the Focused Growth Fund.(2)

        (2) Distribution and Service Plan for Class B shares of the Focused Growth Fund.(2)

        (3) Distribution and Service Plan for Class C shares of the Focused Growth Fund.(2)

        (4) Distribution and Service Plan for Class A shares of the New Era Growth Fund.*

        (5) Distribution and Service Plan for Class B shares of the New Era Growth Fund.*

        (6) Distribution and Service Plan for Class C shares of the New Era Growth Fund.*

        (7) Distribution and Service Plan for Class A shares of the Focused Value Fund.*

        (8) Distribution and Service Plan for Class B shares of the Focused Value Fund.*

        (9) Distribution and Service Plan for Class C shares of the Focused Value Fund.*

    (n) Rule 18f-3 Plan.(2)

    (p) (1) Registrant Code of Ethics, dated as of November 14, 2000.(5)

        (2) Manager, Sub-Manager and Distributor Code of Ethics, dated as of November 14, 2000.(5)

        (3) Alliance Code of Ethics.(2)

        (4) Jennison Code of Ethics.(2)

        (5) MFS Code of Ethics.(4)

        (6) Davis Advisers Code of Ethics.(6)

        (7) Salomon Brothers Code of Ethics.(6)
---------
*  Filed herewith.
(1) Incorporated by reference to the Registration Statement on Form N-1A filed on February 1, 2000 (File No. 333-95849).
(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on March 27, 2000 (File No. 333-95849).
(3) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on July 21, 2000 (File No. 333-95849).
(4) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed on October 6, 2000 (File No. 333-95849).
(5) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed on November 30, 2000 (File No. 333-95849).

(6) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A filed on December 15, 2000 (File No. 333-95849).

Item 24. Persons Controlled by or under Common Control with Registrant.

  None.

Item 25. Indemnification.

  As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940 (the 1940 Act) and pursuant to Del. Code Ann. title 12 sec. 3817, a Delaware business trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article VII, Section 2 of the Agreement and Declaration of Trust (Exhibit a(1) to the Registration Statement) states that (1) the Registrant shall indemnify any present trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee, officer or both, and against any amount incurred in settlement thereof and (2) all persons extending credit to, contracting with or having any claim against the Registrant shall look only to the assets of the appropriate Series (or if no Series has yet been established, only to the assets of the Registrant). Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively "disabling conduct"). In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Agreement and Declaration of Trust, that the officer or trustee did not engage in disabling conduct. In addition,
Article XI of Registrant's By-Laws (Exhibit b to the Registration Statement) provides that any trustee, officer, employee or other agent of Registrant shall be indemnified by the Registrant against all liabilities and expenses subject to certain limitations and exceptions contained in Article XI of the By-Laws. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement (Exhibit e to the Registration Statement), the Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (Securities Act) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

  The Registrant will purchase an insurance policy insuring its officers and Trustees against liabilities, and certain costs of defending claims against such officers and Trustees, to the extent such officers and Trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and Trustees under certain circumstances.

  Section 8 of each Management Agreement (Exhibits d(1) and (d)(5) to the Registration Statement), Section 4 of the Sub-Management Agreement (Exhibit d(2) to the Registration Statement) and Section 4 of each Subadvisory Agreement (Exhibits d(3), d(4), (d)(6), (d)(7), (d)(9) and (d)(10) to the
Registration Statement) limit the liability of PIFM, Prudential Investments, Jennison, Alliance, MFS, Davis Advisers and Salomon Brothers, respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

  The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and the Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

  Under Section 17(h) of the 1940 Act, it is the position of the staff of the Securities and Exchange Commission that if there is neither a court determination on the merits that the defendant is not liable nor a court determination that the defendant was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of one's office, no indemnification will be permitted unless an independent legal counsel (not including a counsel who does work for either the Registrant, its investment adviser, its principal underwriter or persons affiliated with these persons) determines, based upon a review of the facts, that the person in question was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

  Under its Agreement and Declaration of Trust, the Registrant may advance funds to provide for indemnification. Pursuant to the Securities and Exchange Commission staff's position on Section 17(h), advances will be limited in the following respect:

  (1) Any advances must be limited to amounts used, or to be used, for the preparation and/or presentation of a defense to the action (including cost connected with preparation of a settlement);

  (2) Any advances must be accompanied by a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification;

  (3) Such promise must be secured by a surety bond or other suitable insurance; and

  (4) Such surety bond or other insurance must be paid for by the recipient of such advance.

Item 26. Business and Other Connections of Investment Adviser.

  (a) PIFM

  See "How the Fund is Managed--Manager" in each Prospectus constituting Part A of this Registration Statement and "Investment Advisory and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement.

  The business and other connections of the officers of PIFM are listed in Schedules A and D of Form ADV of PIFM as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104).

  The business and other connections of PIFM's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102-4077.

 Name and Address      Position with PIFM                         Principal Occupations
 ----------------      ------------------                         ---------------------
 David R. Odenath, Jr.   Officer in Charge,       Officer in Charge, President, Chief Executive Officer
                         President, Chief          and Chief Operating Officer, PIFM; Senior Vice
                         Executive Officer         President, The Prudential Insurance Company of
                         and Chief Operating       America (Prudential)
                         Officer
 Catherine Braner        Executive Vice           Executive Vice President, PIFM
                         President
 Robert F. Gunia         Executive Vice           Executive Vice President and Chief Administrative
                         President and Chief       Officer, PIFM; Vice President, Prudential; President,
                         Administrative            Prudential Investment Management Services LLC (PIMS)
                         Officer
 William V. Healey       Executive Vice           Executive Vice President, Chief Legal Officer and
                         President, Chief          Secretary, PIFM; Vice President and Associate General
                         Legal Officer and         Counsel, Prudential; Senior Vice President, Chief
                         Secretary                 Legal Officer and Secretary, PIMS
 Marc S. Levine          Executive Vice           Executive Vice President, PIFM
                         President
 Judy A. Rice            Executive Vice           Executive Vice President, PIFM
                         President
 A.J. Sawhney            Executive Vice           Executive Vice President, PIFM
                         President
 Lynn M. Waldvogel       Executive Vice           Executive Vice President, PIFM
                         President

  (b) Prudential Investments

  See "How the Fund is Managed--Sub-Manager" in the Prospectus of the Focused
Growth Fund, included as part of Part A of this Registration Statement and "Investment Advisory and Other Services" in the Statement of Additional
Information included as part of Part B of this Registration Statement.

  The business and other connections of Prudential Investments' directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is Prudential Plaza, Newark, NJ 07102.

                       Position with Prudential
 Name and Address      Investments                                Principal Occupations
 ----------------      ------------------------                   ---------------------
 John R. Strangfeld    Chairman of the            President of Prudential Global Asset Management Group
                       Board,                      of Prudential; Senior Vice President, Prudential;
                       President, Chief            Chairman of the Board, President, Chief Executive
                       Executive Officer           Officer and Director, Prudential Investments;
                       and Director                Chairman and Chief Executive Officer, Prudential
                                                   Securities Incorporated
 Bernard Winograd      Senior Vice                Chief Executive Officer, Prudential Real Estate
                       President and               Investors; Senior Vice President and Director,
                       Director                    Prudential Investments

  (c) Jennison

  See "How the Fund is Managed--Investment Advisers" in the Prospectuses constituting part of Part A of this Registration Statement and "Investment Advisory and Other Services" in the Statement of Additional Information of the Focused Growth and New Era Growth Funds constituting part of Part B of this Registration Statement.

  The business and other connections of Jennison's directors and executive officers are listed in its Form ADV as currently on file with the Securities and Exchange Commission (File No. 801-5608), the relevant text of which is hereby incorporated by reference.

  (d) MFS

  See "How the Fund is Managed--Investment Advisers" in the Prospectus of the New Era Growth Fund constituting part of Part A of this Registration Statement and "Investment Advisory and Other Services" in the Statement of Additional Information of the Focused Growth and New Era Growth Funds constituting part of Part B of this Registration Statement.

  The business and other connections of the directors and executive officers of MFS are listed in its Form ADV as currently on file with the Securities and Exchange Commission (File No. 801-17352), the relevant text of which is hereby incorporated by reference.

  (e) Alliance

  See "How the Fund is Managed--Investment Advisers" in the Prospectus of the Focused Growth Fund, included as part of Part A of this Registration Statement, and "Investment Advisory and Other Services" in the Statement of Additional Information of the Focused Growth Fund, included as part of Part B of this Registration Statement.

  The business and other connections of the directors and executive officers of Alliance Capital Management Corporation, the general partner of Alliance, are listed in its Form ADV as currently on file with the Securities and Exchange Commission (File No. 801-32361), the relevant text of which is hereby incorporated by reference.

  (f) Davis Advisers

  See "How the Fund is Managed--Investment Advisers" in the Prospectus of the Focused Value Fund, part of Part A of the Registration Statement, and "Investment Advisory and Other Services" in the Statement of Additional Information of the Focused Value Fund, included as part of Part B of the Registration Statement.

  The business and other connections of the directors and executive officers of Davis Advisers are listed in its Form ADV as currently on file with the Securities and Exchange Commission (File No. 801-31648), the relevant text of which is hereby incorporated by reference.

  (g) Salomon Brothers

  See "How the Fund is Managed--Investment Advisers" in the Prospectus of the Focused Value Fund, part of Part A of the Registration Statement, and "Investment Advisory and Other Services" in the Statement of Additional Information of the Focused Value Fund, part of Part B of the Registration Statement.

  The business and other connections of the directors and executive officers of Salomon Brothers are listed in its Form ADV as currently on file with the Securities and Exchange Commission (File No. 801-32046), the relevant text of which is hereby incorporated by reference.

Item 27. Principal Underwriters.

  (a) Prudential Investment Management Services LLC (PIMS)

  PIMS is distributor for Cash Accumulation Trust, COMMAND Government Fund, COMMAND Money Fund, COMMAND Tax-Free Fund, Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential California Municipal Fund, Prudential Diversified Funds, Prudential Equity Fund, Inc., Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential High Yield Fund, Inc., Prudential High Yield Total Return Fund, Inc., Prudential Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., Prudential MoneyMart Assets, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Real Estate Securities Fund, Prudential Sector Funds, Inc., Prudential Small Company Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Tax-Managed Funds, Prudential Tax-Managed Small-Cap Fund, Inc., Prudential Total Return Bond Fund, Inc., Prudential U.S. Emerging Growth Fund, Inc., Prudential Value Fund, Prudential World Fund, Inc., Prudential 20/20 Focus Fund, Special Money Market Fund, Inc., Strategic Partners Series, Target Funds, The Prudential Investment Portfolios, Inc. and The Target Portfolio Trust.

  PIMS is also distributor of the following unit investment trusts: Separate
Accounts: Prudential's Gibraltar Fund, Inc., The Prudential Variable Contract Account -2, The Prudential Variable Contract Account -10, The Prudential Variable Contract Account -11, The Prudential Variable Contract Account -24, The Prudential Variable Contract Account GI -2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account.

  (b) Information concerning the directors and officers of PIMS is set forth below.

                        Positions and                                Positions and
                        Offices with                                 Offices with
Name(1)                 Underwriter                                  Registrant
-------                 -------------                                -------------
Stuart A. Abrams.....   Senior Vice President and Compliance Officer None
 213 Washington Street
 Newark, NJ 07102
Margaret Deverell....   Vice President and Chief Financial Officer   None
Robert F. Gunia......   President                                    Vice President and Trustee
William V. Healey....   Senior Vice President, Secretary and         Assistant Secretary
                         Chief Legal Officer
Bernard B. Winograd..   Executive Vice President                     None

---------
(/1/)The address of each person named is Prudential Plaza, 751 Broad Street, Newark, New Jersey 07102 unless otherwise indicated.

  (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

Item 28. Location of Accounts and Records.

  All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171; Prudential Investment Management, Inc., Prudential Plaza, 745 Broad Street, Newark, New Jersey 07102; Registrant, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077; Jennison Associates LLC, 466 Lexington Avenue, New York, New York 10017; Alliance Capital Management, L.P., 1345 Avenue of the Americas, New York, New York, 10105 and 601 Second Avenue South, Suite 5000, Minneapolis, Minnesota 55402; Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116; Davis Selected Advisers LP, 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706; Salomon Brothers Asset Management Inc., 7 World Trade Center, New York, New York 10048; and Prudential Mutual Fund Services LLC, 194 Wood Avenue South, Iselin, New Jersey 08830. Documents required by Rules 31a-1(b)(5), (6),
(7), (9), (10) and (11) and 31a-1(f) and Rules 31a-1(b)(4) and (11) and 31a-
1(d) will be kept at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services LLC.

Item 29. Management Services.

  Other than as set forth under the captions "How the Fund is Managed-- Manager," "How the Fund is Managed-- Sub-Manager," "How the Fund is Managed-- Investment Advisers" and "How the Fund is Managed--Distributor" in the Prospectuses and the caption "Investment Advisory and Other Services" in the Statements of Additional Information, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

  Not applicable.

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act and the Investment Company Act, Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 27th day of April, 2001.

                                       STRATEGIC PARTNERS SERIES

                                       By /s/ David R. Odenath, Jr.
                                       ---------------------------------
                                       David R. Odenath, Jr., President

  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

            Signature                                Title                    Date
            ---------                                -----                    ----
         /s/ Eugene C. Dorsey                       Trustee              April 27, 2001
--------------------------------------
           Eugene C. Dorsey

         /s/ Saul K. Fenster                        Trustee              April 27, 2001
--------------------------------------
           Saul K. Fenster

         /s/ Robert F. Gunia                        Trustee              April 27, 2001
--------------------------------------
           Robert F. Gunia

          /s/ Maurice Holmes                        Trustee              April 27, 2001
--------------------------------------
            Maurice Holmes

        /s/ Robert E. LaBlanc                       Trustee              April 27, 2001
--------------------------------------
          Robert E. LaBlanc

     /s/ Douglas H. McCorkindale                    Trustee              April 27, 2001
--------------------------------------
       Douglas H. McCorkindale

      /s/ W. Scott McDonald, Jr.                    Trustee              April 27, 2001
--------------------------------------
        W. Scott McDonald, Jr.

         /s/ Thomas T. Mooney                       Trustee              April 27, 2001
--------------------------------------
           Thomas T. Mooney

      /s/ David R. Odenath, Jr.              Trustee and President       April 27, 2001
--------------------------------------
        David R. Odenath, Jr.

        /s/ Stephen Stoneburn                       Trustee              April 27, 2001
--------------------------------------
          Stephen Stoneburn

           /s/ Joseph Weber                         Trustee              April 27, 2001
--------------------------------------
             Joseph Weber

        /s/ Clay T. Whitehead                       Trustee              April 27, 2001
--------------------------------------
          Clay T. Whitehead

         /s/ Grace C. Torres           Treasurer and Principal Financial April 27, 2001
--------------------------------------
           Grace C. Torres                  and Accounting Officer

                           STRATEGIC PARTNERS SERIES

                                 EXHIBIT INDEX

 Exhibit Number                           Description
 --------------                           -----------


 (d)(1) Management Agreement between Registrant and PIFM with respect to the Focused Growth Fund.

  (3)           Subadvisory Agreement between Prudential Investments and
                Jennison with respect to the Focused Growth Fund.

  (5) Management Agreement between Registrant and PIFM with respect to the New Era Growth Fund.

  (8) Management Agreement between Registrant and PIFM with respect to the Focused Value Fund.

 (9) Subadvisory Agreement between PIFM and Davis Advisers with respect to the Focused Value Fund.

 (10) Subadvisory Agreement between PIFM and Salomon Brothers with respect to the Focused Value Fund.

 (i)            Opinion of counsel.

 (j)            Consent of independent accountants.

 (m)(4)         Distribution and Service Plan for Class A shares of the New Era
                Growth Fund.

  (5)           Distribution and Service Plan for Class B shares of the New Era
                Growth Fund.

  (6)           Distribution and Service Plan for Class C shares of the New Era
                Growth Fund.

  (7)           Distribution and Service Plan for Class A shares of the Focused
                Value Fund.

  (8)           Distribution and Service Plan for Class B shares of the Focused
                Value Fund.

  (9)           Distribution and Service Plan for Class C shares of the Focused
                Value Fund.
